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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Large Company Value Portfolio
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value II Portfolio
ING Davis New York Venture Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Neuberger Berman Partners Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution Growth and Income Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.4%
		Aerospace/Defense: 1.2%
3,900		Northrop Grumman Corp.	$170,196
			170,196
		Agriculture: 1.4%
5,700		Altria Group, Inc.	91,314
1,600		Lorillard, Inc.	98,784
			190,098
		Apparel: 0.7%
1,800		VF Corp.	102,798
			102,798
		Banks: 11.0%
32,200		Bank of America Corp.	219,604
6,100		Bank of New York Mellon Corp.	172,325
1,600		Goldman Sachs Group, Inc.	169,632
17,800		JPMorgan Chase & Co.	473,124
4,500	S	Morgan Stanley	102,465
1,800		PNC Financial Services Group, Inc.	52,722
6,700	S	US Bancorp.	97,887
16,300	S	Wells Fargo & Co.	232,112
			1,519,871
		Beverages: 2.7%
5,600		Coca-Cola Co.	246,120
6,100		Pepsi Bottling Group, Inc.	135,054
			381,174
		Biotechnology: 1.3%
3,800	@	Amgen, Inc.	188,176
			188,176
		Chemicals: 2.0%
6,400		EI Du Pont de Nemours & Co.	142,912
3,500		PPG Industries, Inc.	129,150
			272,062
		Commercial Services: 1.0%
5,200		H&R Block, Inc.	94,588
5,900		RR Donnelley & Sons Co.	43,247
			137,835
		Computers: 2.1%
4,400	S	Hewlett-Packard Co.	141,064
1,600		International Business Machines Corp.	155,024
			296,088
		Diversified Financial Services: 0.5%
2,400		Ameriprise Financial, Inc.	49,176
1,400		Legg Mason, Inc.	22,260
			71,436
		Electric: 3.5%
5,200		Exelon Corp.	236,028
4,000	@, S	NRG Energy, Inc.	70,400
6,500		PPL Corp.	186,615
			493,043
		Environmental Control: 0.6%
3,100		Waste Management, Inc.	79,360
			79,360
		Food: 1.7%
5,400	S	Kroger Co.	114,588
6,000	@@, S	Unilever NV ADR	117,600
			232,188
		Forest Products & Paper: 0.7%
2,500		International Paper Co.	17,600
2,900		Weyerhaeuser Co.	79,953
			97,553
		Healthcare - Products: 3.9%
8,000	S	Johnson & Johnson	420,800
4,000		Medtronic, Inc.	117,880
			538,680
		Healthcare - Services: 0.5%
1,400		Quest Diagnostics	66,472
			66,472
		Household Products/Wares: 0.3%
1,900		Avery Dennison Corp.	42,446
			42,446
		Housewares: 0.5%
10,300		Newell Rubbermaid, Inc.	65,714
			65,714
		Insurance: 3.1%
7,000	S	Allstate Corp.	134,050
2,600		Loews Corp.	57,460

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,600		Torchmark Corp.	$68,198
4,300		Travelers Cos., Inc.	174,752
			434,460
		Iron/Steel: 0.5%
1,800		Nucor Corp.	68,706
			68,706
		Machinery - Construction & Mining: 0.7%
3,300	L	Caterpillar, Inc.	92,268
			92,268
		Media: 3.3%
14,300		CBS Corp. - Class B	54,912
6,600		Comcast Corp. – Class A	90,024
1,974	@	Time Warner Cable	48,955
7,866		Time Warner, Inc.	151,814
6,800	@	Viacom - Class B	118,184
			463,889
		Miscellaneous Manufacturing: 5.5%
3,700		Dover Corp.	97,606
44,600	S	General Electric Co.	450,906
5,400	@@	Ingersoll-Rand Co.	74,520
2,300		Parker Hannifin Corp.	78,154
3,000	@@	Tyco International Ltd.	58,680
			759,866
		Office/Business Equipment: 0.7%
2,700		Pitney Bowes, Inc.	63,045
7,100		Xerox Corp.	32,305
			95,350
		Oil & Gas: 16.7%
1,600		Apache Corp.	102,544
9,400	S	Chevron Corp.	632,056
9,900	S	ConocoPhillips	387,684
1,400		Devon Energy Corp.	62,566
11,100	S	ExxonMobil Corp.	755,910
600		Occidental Petroleum Corp.	33,390
7,700	@@, S	Royal Dutch Shell PLC ADR - Class A	341,110
			2,315,260
		Oil & Gas Services: 0.6%
2,800	@	National Oilwell Varco, Inc.	80,388
			80,388
		Pharmaceuticals: 9.0%
2,600	S	Abbott Laboratories	124,020
5,300		Eli Lilly & Co.	177,073
8,200		Merck & Co., Inc.	219,350
32,600		Pfizer, Inc.	444,012
6,500		Wyeth	279,760
			1,244,215
		Retail: 6.9%
2,700		Best Buy Co., Inc.	102,492
1,200		Darden Restaurants, Inc.	41,112
5,400	S	Gap, Inc.	70,146
5,900		Home Depot, Inc.	139,004
2,500	@	Kohl’s Corp.	105,800
5,800		Staples, Inc.	105,038
3,700	@	Starbucks Corp.	41,107
5,300		Walgreen Co.	137,588
4,000		Wal-Mart Stores, Inc.	208,400
			950,687
		Semiconductors: 0.9%
5,800		Applied Materials, Inc.	62,350
4,500		Intel Corp.	67,725
			130,075
		Software: 2.2%
1,700	@	Fiserv, Inc.	61,982
7,300		Microsoft Corp.	134,101
5,800	@	Oracle Corp.	104,806
			300,889
		Telecommunications: 7.7%
22,900	S	AT&T, Inc.	577,080
5,800	@	Cisco Systems, Inc.	97,266
1,500		Embarq Corp.	56,775
11,000	S	Verizon Communications, Inc.	332,200
			1,063,321
		Total Common Stock
		(Cost $20,444,800)	12,944,564
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Hotels: 0.2%
7,500		Host Hotels & Resorts, Inc.	29,400
			29,400
		Regional Malls: 0.3%
1,300		Simon Property Group, Inc.	45,032
			45,032
		Total Real Estate Investment Trusts
		(Cost $78,191)	74,432

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
800		Legg Mason, Inc.		$14,560
		Total Preferred Stock
		(Cost $15,138)		14,560
		Total Long-Term Investments
		(Cost $20,538,129)		13,033,556
SHORT-TERM INVESTMENTS: 6.2%
		Affiliated Mutual Fund: 5.9%
814,525		ING Institutional Prime Money Market Fund - Class I		814,525
		Total Mutual Fund
		(Cost $814,525)		814,525

Principal Amount				Value
		Securities Lending Collateral(cc): 0.3%
$39,811		Bank of New York Mellon Corp. Institutional Cash Reserves		$35,063
		Total Securities Lending Collateral
		(Cost $39,811)		35,063
		Total Short-Term Investments
		(Cost $854,336)		849,588
		Total Investments in Securities
		(Cost $21,392,465)*	100.2%	$13,883,144
		Other Assets and Liabilities - Net	(0.2)	(21,709)
		Net Assets	100.0%	$13,861,435

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $22,310,158.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$38,653
		Gross Unrealized Depreciation		(8,465,667)
		Net Unrealized Depreciation		$(8,427,014)

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$13,833,521	$88,319
Level 2- Other Significant Observable Inputs	49,623	—
Level 3- Significant Unobservable Inputs	—	—
Total	$13,883,144	$88,319

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$88,319	Equity Contracts	$—

Total	$88,319		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING American Century Large Company Value Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500 E-Mini	16	06/19/09	$88,319
			$88,319

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 87.3%
		Aerospace/Defense: 1.5%
6,600	@	Aerovironment, Inc.	$137,940
2,300		Curtiss-Wright Corp.	64,515
4,000	@	Esterline Technologies Corp.	80,760
10,400		Kaman Corp.	130,416
5,300	@	Moog, Inc.	121,211
1,400		National Presto Industries, Inc.	85,414
3,900		Northrop Grumman Corp.	170,196
5,000	@	Orbital Sciences Corp.	59,450
4,200		Triumph Group, Inc.	160,440
			1,010,342
		Agriculture: 0.1%
1,900		Universal Corp.	56,848
			56,848
		Airlines: 0.6%
4,900	@	Alaska Air Group, Inc.	86,093
5,400		Skywest, Inc.	67,176
40,719		Southwest Airlines Co.	257,751
			411,020
		Apparel: 0.7%
53,900	@, L	CROCS, Inc.	64,141
1,700	@	Deckers Outdoor Corp.	90,946
9,000	@, L	True Religion Apparel, Inc.	106,290
3,471		Weyco Group, Inc.	89,968
9,700		Wolverine World Wide, Inc.	151,126
			502,471
		Auto Manufacturers: 0.0%
900	@@	Bayerische Motoren Werke AG	25,853
			25,853
		Auto Parts & Equipment: 0.4%
8,500	@	ATC Technology Corp.	95,200
6,300	@@	Autoliv, Inc.	116,991
7,500		Cooper Tire & Rubber Co.	30,300
			242,491
		Banks: 6.2%
5,200		American National Bankshares I	81,120
15,100		Associated Banc-Corp.	233,144
2,100		Bancorpsouth, Inc.	43,764
1,900		BOK Financial Corp.	65,645
19,700		Boston Private Financial Holdings, Inc.	69,147
2,673		Cass Information Systems, Inc.	86,685
8,700		Central Pacific Financial Corp.	48,720
4,400		City National Corp.	148,588
3,600		Comerica, Inc.	65,916
5,619		Commerce Bancshares, Inc.	203,970
1,400		Cullen/Frost Bankers, Inc.	65,716
23,500		Fifth Third Bancorp.	68,620
1,000		First Citizens BancShares, Inc.	131,800
6,900		First Midwest Bancorp., Inc.	59,271
4,600		FirstMerit Corp.	83,720
11,400		FNB Corp.	87,438
53,900		Fulton Financial Corp.	357,357
15,300	L	Hampton Roads Bankshares, Inc.	119,187
8,700		Heritage Financial Corp.	90,915
69,900		Huntington Bancshares, Inc.	116,034
2,100		IBERIABANK Corp.	96,474
8,300		Keycorp	62,997
11,900		Marshall & Ilsley Corp.	66,997
4,600		National Bankshares, Inc.	86,802
257		Norwood Financial Corp.	6,329
9,200		Old National Bancorp.	102,764
22,100		Sterling Bancshares, Inc.	144,534
6,100		Susquehanna Bancshares, Inc.	56,913
4,000	@	SVB Financial Group	80,040
77,200		Synovus Financial Corp.	250,900
17,900	L	TCF Financial Corp.	210,504
38,401		UCBH Holdings, Inc.	57,986
4,900		United Bankshares, Inc.	84,476
748		United Security Bancshares	11,744
11,800		Washington Banking Co.	80,240
47,900	L	Webster Financial Corp.	203,575
26,600		Wilmington Trust Corp.	257,754
8,500	L	Zions Bancorp.	83,555
			4,171,341
		Beverages: 0.9%
4,900	@	Boston Beer Co., Inc.	102,214
19,300		Coca-Cola Enterprises, Inc.	254,567

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
3,400		Farmer Bros Co.	$60,520
7,600		Pepsi Bottling Group, Inc.	168,264
			585,565
		Biotechnology: 0.3%
2,400	@	Bio-Rad Laboratories, Inc.	158,160
3,700	@	Martek Biosciences Corp.	67,525
			225,685
		Building Materials: 0.7%
11,900		Comfort Systems USA, Inc.	123,403
31,084		LSI Industries, Inc.	160,704
11,100		Simpson Manufacturing Co., Inc.	200,022
			484,129
		Chemicals: 2.2%
200		Air Products & Chemicals, Inc.	11,250
7,900		Arch Chemicals, Inc.	149,784
10,000		Cytec Industries, Inc.	150,200
1,300		Ecolab, Inc.	45,149
5,321		Hawkins, Inc.	82,103
10,500		HB Fuller Co.	136,500
10,191		International Flavors & Fragrances, Inc.	310,418
10,105		Minerals Technologies, Inc.	323,865
10,200		Olin Corp.	145,554
4,000	@	OM Group, Inc.	77,280
4,600		Schulman A, Inc.	62,330
			1,494,433
		Coal: 0.1%
4,200	@	Alpha Natural Resources, Inc.	74,550
			74,550
		Commercial Services: 2.1%
4,600		Aaron Rents, Inc.	122,636
4,800		ABM Industries, Inc.	78,720
4,300	@	Brink’s Home Security Holdings, Inc.	97,180
6,900		CDI Corp.	67,068
4,300	@	Consolidated Graphics, Inc.	54,696
7,900		Corporate Executive Board Co.	114,550
4,700	@	Euronet Worldwide, Inc.	61,382
3,000		Heidrick & Struggles International, Inc.	53,220
15,900	@	Lincoln Educational Services Corp.	291,288
1,900		MAXIMUS, Inc.	75,734
11,100	@	MPS Group, Inc.	66,045
6,200		Pharmaceutical Product Development, Inc.	147,064
2,800	@	Rent-A-Center, Inc.	54,236
2,800	@, @@	Steiner Leisure Ltd.	68,348
7,500	@	TrueBlue, Inc.	61,875
			1,414,042
		Computers: 1.7%
1,800	@	CACI International, Inc.	65,682
14,700	@	Cadence Design Systems, Inc.	61,740
10,578		Diebold, Inc.	225,840
17,100	@	Electronics for Imaging	167,580
3,100	@	Lexmark International, Inc.	52,297
11,500	@	Perot Systems Corp.	148,120
9,200	@	Rackable Systems, Inc.	37,352
4,800	@	SYKES Enterprises, Inc.	79,824
13,572	@	Synopsys, Inc.	281,348
			1,119,783
		Cosmetics/Personal Care: 0.4%
3,400		Alberto-Culver Co.	76,874
6,700		Estee Lauder Cos., Inc.	165,155
9,817		Inter Parfums, Inc.	57,233
			299,262
		Distribution/Wholesale: 1.1%
10,100	@	Core-Mark Holding Co., Inc.	184,022
12,859		Genuine Parts Co.	383,970
2,800	@	Tech Data Corp.	60,984
6,100	@	Wesco International, Inc.	110,532
			739,508
		Diversified Financial Services: 2.5%
14,500	@	AllianceBernstein Holding LP	213,440
15,300		Ameriprise Financial, Inc.	313,497
26,900		Calamos Asset Management, Inc.	129,389
6,800	@	Cowen Group, Inc.	33,116
6,600		Federated Investors, Inc.	146,916
3,400	@	Investment Technology Group, Inc.	86,768
11,900		Legg Mason, Inc.	189,210
7,300		OptionsXpress Holdings, Inc.	83,001
29,400	@	TradeStation Group, Inc.	194,040
18,400		Waddell & Reed Financial, Inc.	332,488
			1,721,865
		Electric: 6.1%
8,200		Ameren Corp.	190,158
4,900		Black Hills Corp.	87,661
2,800		Central Vermont Public Service Corp.	48,440

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
2,600		Cleco Corp.	$56,394
17,300		Empire District Electric Co.	249,812
23,700		Great Plains Energy, Inc.	319,239
25,851		Idacorp, Inc.	603,879
2,600		MGE Energy, Inc.	81,562
4,696		Northeast Utilities	101,387
3,800		NorthWestern Corp.	81,624
29,315		Portland General Electric Co.	515,651
3,600		Unitil Corp.	72,288
37,778		Westar Energy, Inc.	662,247
17,584		Wisconsin Energy Corp.	723,933
19,635		Xcel Energy, Inc.	365,800
			4,160,075
		Electrical Components & Equipment: 1.8%
6,200		Belden CDT, Inc.	77,562
600		Emerson Electric Co.	17,148
3,300	@	General Cable Corp.	65,406
12,000		Hubbell, Inc.	323,520
18,076	@	Littelfuse, Inc.	198,655
38,789		Molex, Inc.	532,961
			1,215,252
		Electronics: 2.3%
5,500		Analogic Corp.	176,110
25,918		AVX Corp.	235,335
7,100		Bel Fuse, Inc.	95,424
12,800	@	Benchmark Electronics, Inc.	143,360
3,000		Brady Corp.	52,890
3,600	@	Coherent, Inc.	62,100
2,800	@	Cymer, Inc.	62,328
21,200	@	Electro Scientific Industries, Inc.	125,504
6,400		Gentex Corp.	63,744
6,200		Park Electrochemical Corp.	107,136
8,300	@	Rogers Corp.	156,704
3,300	@	Thomas & Betts Corp.	82,566
3,500	@	Varian, Inc.	83,090
28,700	@	Vishay Intertechnology, Inc.	99,876
			1,546,167
		Engineering & Construction: 0.9%
18,300	@	EMCOR Group, Inc.	314,211
1,600		Granite Construction, Inc.	59,968
7,500		KBR, Inc.	103,575
19,400	@, @@	Khd Humboldt Wedag International	134,054
			611,808
		Entertainment: 1.2%
8,100	@	Bally Technologies, Inc.	149,202
17,417		International Speedway Corp.	384,219
25,965		Speedway Motorsports, Inc.	306,906
			840,327
		Environmental Control: 1.7%
14,900		American Ecology Corp.	207,706
22,917		Republic Services, Inc.	393,027
20,332		Waste Management, Inc.	520,499
			1,121,232
		Food: 3.9%
20,500		B&G Foods, Inc.	106,600
14,500		Campbell Soup Co.	396,720
29,678	S	ConAgra Foods, Inc.	500,668
2,900		Corn Products International, Inc.	61,480
3,100		General Mills, Inc.	154,628
3,137		Hershey Co.	109,011
14,200		HJ Heinz Co.	469,452
3,200		Hormel Foods Corp.	101,472
1,400		J&J Snack Foods Corp.	48,426
5,000		Kellogg Co.	183,150
3,500	@	Ralcorp Holdings, Inc.	188,580
2,000		Village Super Market	62,340
9,200		Weis Markets, Inc.	285,568
			2,668,095
		Forest Products & Paper: 0.5%
9,400		Glatfelter	58,656
13,036		MeadWestvaco Corp.	156,302
5,567		Weyerhaeuser Co.	153,482
			368,440
		Gas: 2.7%
17,300		AGL Resources, Inc.	458,969
6,700		Atmos Energy Corp.	154,904
2,800		Chesapeake Utilities Corp.	85,344
5,000		Nicor, Inc.	166,150
14,642		Southwest Gas Corp.	308,507
4,000		Vectren Corp.	84,360
16,533		WGL Holdings, Inc.	542,282
			1,800,516

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.6%
10,100		Kennametal, Inc.	$163,721
5,000		Lincoln Electric Holdings, Inc.	158,450
2,600		Regal-Beloit Corp.	79,664
			401,835
		Healthcare - Products: 4.2%
11,188		Beckman Coulter, Inc.	570,700
10,900	@	Boston Scientific Corp.	86,655
30,700	@	Cutera, Inc.	196,173
5,600	@	Hospira, Inc.	172,816
9,400	@	Patterson Cos., Inc.	177,284
2,700		Steris Corp.	62,856
35,124	@	Symmetry Medical, Inc.	221,632
8,500		Utah Medical Products, Inc.	195,500
34,600		Young Innovations, Inc.	536,300
12,100	@	Zimmer Holdings, Inc.	441,650
10,900	@	Zoll Medical Corp.	156,524
			2,818,090
		Healthcare - Services: 2.2%
2,100	@	AMERIGROUP Corp.	57,834
7,100	@	Amsurg Corp.	112,535
5,800	@	Assisted Living Concepts, Inc.	78,648
3,200	@	Kindred Healthcare, Inc.	47,840
12,500	@	LifePoint Hospitals, Inc.	260,750
9,200	@	Magellan Health Services, Inc.	335,248
5,127		National Healthcare Corp.	205,849
6,428		Universal Health Services, Inc.	246,450
13,000	@	US Physical Therapy, Inc.	125,840
			1,470,994
		Home Builders: 0.2%
2,200		MDC Holdings, Inc.	68,508
200	@	NVR, Inc.	85,550
			154,058
		Home Furnishings: 0.1%
2,200		Whirlpool Corp.	65,098
			65,098
		Household Products/Wares: 2.3%
3,900		American Greetings Corp.	19,734
2,900		Clorox Co.	149,292
6,300		CSS Industries, Inc.	107,100
6,500		Fortune Brands, Inc.	159,575
4,400	@	Helen of Troy Ltd.	60,500
19,323		Kimberly-Clark Corp.	890,984
2,900		Tupperware Corp.	49,271
3,500		WD-40 Co.	84,490
			1,520,946
		Insurance: 7.3%
9,200	@@	ACE Ltd.	371,680
18,300		American Equity Investment Life Holding Co.	76,128
13,900		AON Corp.	567,398
10,411		Arthur J. Gallagher & Co.	176,987
6,300	@@	Assured Guaranty Ltd.	42,651
12,100		Baldwin & Lyons, Inc.	228,932
10,200		Chubb Corp.	431,664
11,200		Erie Indemnity Co.	382,816
4,900		Hanover Insurance Group, Inc.	141,218
16,037		HCC Insurance Holdings, Inc.	403,972
4,800	@@	IPC Holdings Ltd.	129,792
41,555		Marsh & McLennan Cos., Inc.	841,489
7,500	@@	Max Re Capital Ltd.	129,300
12,914		Mercer Insurance Group, Inc.	184,541
9,300		OneBeacon Insurance Group Ltd.	89,838
3,100	@@	PartnerRe Ltd.	192,417
7,800	@@	Platinum Underwriters Holdings Ltd.	221,208
2,600	@	ProAssurance Corp.	121,212
4,800		United Fire & Casualty Co.	105,408
8,000		Unitrin, Inc.	111,840
			4,950,491
		Internet: 0.4%
7,100	@	IAC/InterActiveCorp	108,133
27,794	@	RealNetworks, Inc.	64,760
18,100	@	TIBCO Software, Inc.	106,247
			279,140
		Investment Companies: 1.0%
17,300		Apollo Investment Corp.	60,204
58,600		Ares Capital Corp.	283,624
16,800	L	Highland Distressed Opportunities, Inc.	33,432
79,300		MCG Capital Corp.	101,504
4,400		MVC Capital, Inc.	37,004
29,600		Patriot Capital Funding, Inc.	54,168
22,700		PennantPark Investment Corp.	85,125
			655,061

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.5%
7,400		Carpenter Technology Corp.	$104,488
3,800		Cliffs Natural Resources, Inc.	69,008
11,900		Mesabi Trust	88,179
2,100		Schnitzer Steel Industries, Inc.	65,919
			327,594
		Leisure Time: 0.3%
9,200		Callaway Golf Co.	66,056
5,700	@	WMS Industries, Inc.	119,187
			185,243
		Machinery - Diversified: 1.0%
50,942	@	Altra Holdings, Inc.	197,655
6,700		IDEX Corp.	146,529
6,500	@	Kadant, Inc.	74,880
7,500		Robbins & Myers, Inc.	113,775
2,300		Wabtec Corp.	60,674
4,200	@	Zebra Technologies Corp.	79,884
			673,397
		Media: 0.5%
43,800		Journal Communications, Inc.	32,850
7,700		McGraw-Hill Cos., Inc.	176,099
3,525		Value Line, Inc.	96,374
			305,323
		Metal Fabricate/Hardware: 1.4%
7,800		Dynamic Materials Corp.	71,448
9,000	@	Haynes International, Inc.	160,380
10,800		Kaydon Corp.	295,164
3,345		Lawson Products	40,709
13,800		Mueller Industries, Inc.	299,322
13,500		Mueller Water Products, Inc.	44,550
			911,573
		Mining: 1.1%
9,600	@@	Iamgold Corp.	82,080
2,600		Kaiser Aluminum Corp.	60,112
8,824		Newmont Mining Corp.	394,962
3,800		Royal Gold, Inc.	177,688
4,900	@	RTI International Metals, Inc.	57,330
			772,172
		Miscellaneous Manufacturing: 1.4%
2,500		Acuity Brands, Inc.	56,350
19,500		Barnes Group, Inc.	208,455
6,400		Brink’s Co.	169,344
4,500	@	Ceradyne, Inc.	81,585
5,600		Dover Corp.	147,728
5,700		Freightcar America, Inc.	99,921
12,600	@	Griffon Corp.	94,500
6,800	@@	Ingersoll-Rand Co.	95,214
			953,097
		Office Furnishings: 0.1%
5,700		Herman Miller, Inc.	60,762
			60,762
		Office/Business Equipment: 0.1%
1,893		Pitney Bowes, Inc.	44,202
			44,202
		Oil & Gas: 2.6%
3,968		Apache Corp.	254,309
6,600		Berry Petroleum Co.	72,336
6,200		Cimarex Energy Co.	113,956
1,900		EOG Resources, Inc.	104,044
17,286		EQT Corp.	541,570
3,900		Frontier Oil Corp.	49,881
3,700		Noble Energy, Inc.	199,356
8,700		St. Mary Land & Exploration Co.	115,101
5,700	@	Unit Corp.	119,244
34,300		W&T Offshore, Inc.	210,945
			1,780,742
		Oil & Gas Services: 0.9%
12,600	@	Cameron International Corp.	276,318
15,400	@, L	Global Industries Ltd.	59,136
17,600	@	Helix Energy Solutions Group, Inc.	90,464
19,200	@	Key Energy Services, Inc.	55,296
1,600		Lufkin Industries, Inc.	60,608
23,400	@, @@	North American Energy Partners, Inc.	71,370
			613,192
		Packaging & Containers: 0.8%
25,398	S	Bemis Co.	532,596
			532,596
		Pharmaceuticals: 1.0%
6,000	@	Endo Pharmaceuticals Holdings, Inc.	106,080
3,700	@	Matrixx Initiatives, Inc.	60,680
2,123	@	Mead Johnson Nutrition Co.	61,291
15,100	@	Obagi Medical Products, Inc.	81,238
5,400	@	Par Pharmaceutical Cos., Inc.	51,138
3,300		Perrigo Co.	81,939
22,700	@	Schiff Nutrition International, Inc.	102,150

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
3,700	@	Sepracor, Inc.	$54,242
3,500	@	VCA Antech, Inc.	78,925
			677,683
		Real Estate: 0.0%
14,651	@	HFF, Inc.	29,302
			29,302
		Retail: 3.6%
5,400		American Eagle Outfitters	66,096
5,200		Barnes & Noble, Inc.	111,176
1,700	@	BJ’s Wholesale Club, Inc.	54,383
4,100		Casey’s General Stores, Inc.	109,306
5,026		Cato Corp.	91,875
5,700	@	Childrens Place Retail Stores, Inc.	124,773
3,800	@	Chipotle Mexican Grill, Inc.	217,778
15,600		Christopher & Banks Corp.	63,804
5,700		Costco Wholesale Corp.	264,024
6,700	@	Dress Barn, Inc.	82,343
13,100	@, L	DSW, Inc.	121,699
12,600		Finish Line	83,412
5,200		Fred’s, Inc.	58,656
2,800	@	Jack in the Box, Inc.	65,212
8,900		Lowe’s Cos., Inc.	162,425
8,100		Men’s Wearhouse, Inc.	122,634
20,776	@	PC Connection, Inc.	78,949
4,200		Penske Auto Group, Inc.	39,186
24,300		RadioShack Corp.	208,251
4,700	@	Red Robin Gourmet Burgers, Inc.	82,861
16,400		Sport Supply Group, Inc.	93,808
5,900		Stage Stores, Inc.	59,472
24,600	@	Wet Seal, Inc.	82,656
			2,444,779
		Savings & Loans: 1.5%
6,100		Brookline Bancorp., Inc.	57,950
8,300	L	First Financial Northwest, Inc.	69,222
5,700		First Niagara Financial Group, Inc.	62,130
11,000		K-Fed Bancorp	86,790
16,378		People’s United Financial, Inc.	294,313
10,100		Provident Financial Services, Inc.	109,181
26,012		Washington Federal, Inc.	345,699
			1,025,285
		Semiconductors: 2.5%
20,700		Applied Materials, Inc.	222,525
77,000	@	Emulex Corp.	387,310
36,400	@	Intellon Corp.	80,080
10,100		KLA-Tencor Corp.	202,000
15,100	@	Mattson Technology, Inc.	12,699
3,900	@	MEMC Electronic Materials, Inc.	64,311
3,300	@	MKS Instruments, Inc.	48,411
14,300	@	Rudolph Technologies, Inc.	43,329
45,200	@	Teradyne, Inc.	197,976
9,000	@	Varian Semiconductor Equipment Associates, Inc.	194,940
18,800	@, @@	Verigy Ltd.	155,100
7,200	@	Zoran Corp.	63,360
			1,672,041
		Software: 2.5%
15,900	@	Aspen Technology, Inc.	111,141
4,900	@	Autodesk, Inc.	82,369
11,200		IMS Health, Inc.	139,664
57,700	@	Parametric Technology Corp.	575,846
8,200	@	Sybase, Inc.	248,378
20,900	@	THQ, Inc.	63,536
89,928	@	Ulticom, Inc.	472,122
			1,693,056
		Telecommunications: 2.0%
22,500	@	3Com Corp.	69,525
3,700		Adtran, Inc.	59,977
2,700	@	Anixter International, Inc.	85,536
5,500	@	Atheros Communications, Inc.	80,630
6,457		Atlantic Tele-Network, Inc.	123,845
9,896	@@	BCE, Inc.	197,167
1,600		Black Box Corp.	37,776
2,900		CenturyTel, Inc.	81,548
16,000		D & E Communications, Inc.	85,920
5,900		Embarq Corp.	223,315
4,200		Iowa Telecommunications Services, Inc.	48,132
6,200	@	NeuStar, Inc.	103,850
34,012	@	OpNext, Inc.	58,161
6,600		Plantronics, Inc.	79,662
			1,335,044
		Textiles: 0.1%
3,800		G&K Services, Inc.	71,858
			71,858

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies: 0.7%
4,500	@	Jakks Pacific, Inc.	$55,575
34,400		Mattel, Inc.	396,632
4,100	@	RC2 Corp.	21,607
			473,814
		Transportation: 1.6%
4,200		Arkansas Best Corp.	79,884
2,800	@	Bristow Group, Inc.	60,004
109,028		DHT Maritime, Inc.	418,668
4,800	L	Genco Shipping & Trading Ltd.	59,232
7,000	@	HUB Group, Inc.	119,000
2,100	@@, L	Nordic American Tanker Shipping	61,530
2,100		Union Pacific Corp.	86,331
11,300	@@	UTI Worldwide, Inc.	135,035
5,600		Werner Enterprises, Inc.	84,672
			1,104,356
		Trucking & Leasing: 0.1%
3,600		GATX Corp.	72,828
			72,828
		Water: 0.1%
5,764		Artesian Resources Corp.	80,811
			80,811
		Total Common Stock
		(Cost $72,712,132)	59,067,563
REAL ESTATE INVESTMENT TRUSTS: 3.6%
		Health Care: 1.0%
7,300		Healthcare Realty Trust, Inc.	109,427
19,800		Medical Properties Trust, Inc.	72,270
5,657		National Health Investors, Inc.	152,004
6,100		Omega Healthcare Investors, Inc.	85,888
18,400		Senior Housing Properties Trust	257,968
			677,557
		Hotels: 0.2%
27,200		Host Hotels & Resorts, Inc.	106,624
			106,624
		Mortgage: 0.9%
16,700		Capstead Mortgage Corp.	179,358
5,800		Hatteras Financial Corp.	144,942
51,000		MFA Mortgage Investments, Inc.	299,880
			624,180
		Office Property: 0.3%
3,500		Boston Properties, Inc.	122,605
3,300		Mack-Cali Realty Corp.	65,373
			187,978
		Paper & Related Products: 0.4%
9,592		Rayonier, Inc.	289,870
			289,870
		Single Tenant: 0.5%
3,800		Getty Realty Corp.	69,730
9,300		National Retail Properties, Inc.	147,312
6,000		Realty Income Corp.	112,920
			329,962
		Storage: 0.3%
3,500		Public Storage, Inc.	193,375
			193,375
		Total Real Estate Investment Trusts
		(Cost $2,696,777)	2,409,546
MUTUAL FUNDS: 3.6%
		Open-End Funds: 3.6%
15,600		iShares Russell 2000 Index Fund	654,264
16,000		iShares Russell 2000 Value Index Fund	631,360
30,700		iShares Russell Midcap Value Index Fund	731,274
12,500		iShares S&P SmallCap 600 Index Fund	456,125
		Total Mutual Funds
		(Cost $2,456,193)	2,473,023
PREFERRED STOCK: 3.7%
		Agriculture: 0.2%
191	P	Universal Corp.	137,568
			137,568
		Banks: 0.1%
156		Huntington Bancshares, Inc.	52,260
8,800	P	Midwest Banc Holdings, Inc.	36,960
			89,220
		Insurance: 2.2%
33,400	@@	Aspen Insurance Holdings Ltd.	1,352,700
7,700	P	Odyssey Re Holdings Corp.	132,344
			1,485,044

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Real Estate: 1.2%
12,300		Digital Realty Trust, Inc.		$254,071
5,800		Entertainment Properties		62,408
3,500		Lexington Realty Trust		48,475
13,107	P	National Retail Properties		199,357
13,000	P	PS Business Parks, Inc.		231,660
				795,971
		Total Preferred Stock
		(Cost $3,309,492)		2,507,803
		Total Long-Term Investments
		(Cost $81,174,594)		66,457,935
SHORT-TERM INVESTMENTS: 4.9%
		Affiliated Mutual Fund: 3.9%
2,658,619		ING Institutional Prime Money Market Fund - Class I		2,658,619
		Total Mutual Fund
		(Cost $2,658,619)		2,658,619

Principal Amount				Value
		Securities Lending Collateral(cc): 1.0%
$714,797		Bank of New York Mellon Corp. Institutional Cash Reserves		$684,557
		Total Securities Lending Collateral
		(Cost $714,797)		684,557
		Total Short-Term Investments
		(Cost $3,373,416)		3,343,176
		Total Investments in Securities
		(Cost $84,548,010)*	103.1%	$69,801,111
		Other Assets and Liabilities - Net	(3.1)	(2,120,939)
		Net Assets	100.0%	$67,680,172

	@	Non-income producing security
	@@	Foreign Issuer
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $97,132,180.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,649,993
		Gross Unrealized Depreciation		(28,981,062)
		Net Unrealized Depreciation		$(27,331,069)

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$66,582,898	$—
Level 2- Other Significant Observable Inputs	3,218,213	2,855
Level 3- Significant Unobservable Inputs	—	—
Total	$69,801,111	$2,855

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$2,889	Foreign Exchange Contracts	$34

Total	$2,889		$34

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 5,744	BUY	4/30/09	4,587	4,556	$(31)
EU Euro
EUR 2,452	BUY	4/30/09	3,223	3,257	34
					$3
Canadian Dollar
CAD 213,064	SELL	4/30/09	171,854	168,999	$2,855
EU Euro
EUR 16,059	SELL	4/30/09	21,331	21,334	(3)
					$2,852

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Advertising: 0.7%
4,700	@	Lamar Advertising Co.	$45,825
			45,825
		Apparel: 2.3%
3,300		Polo Ralph Lauren Corp.	139,425
			139,425
		Chemicals: 2.5%
1,600		Airgas, Inc.	54,096
2,900		Ecolab, Inc.	100,717
			154,813
		Commercial Services: 15.3%
1,000	@	Corrections Corp. of America	12,810
4,200		DeVry, Inc.	202,356
3,600		Equifax, Inc.	88,020
7,150	@	Gartner, Inc.	78,722
4,900	@	Iron Mountain, Inc.	108,633
1,100	@	Morningstar, Inc.	37,565
4,400	@	Quanta Services, Inc.	94,380
4,850	@@	Ritchie Brothers Auctioneers, Inc.	90,162
3,300		Robert Half International, Inc.	58,839
8,850	@	SAIC, Inc.	165,230
			936,717
		Computers: 0.3%
400	@	IHS, Inc.	16,472
			16,472
		Distribution/Wholesale: 2.4%
4,550		Fastenal Co.	146,305
			146,305
		Diversified Financial Services: 10.7%
1,000	@	AllianceBernstein Holding LP	14,720
17,500		Charles Schwab Corp.	271,247
630		CME Group, Inc.	155,226
7,400		Eaton Vance Corp.	169,090
100	@	IntercontinentalExchange, Inc.	7,447
1,300		T. Rowe Price Group, Inc.	37,518
			655,248
		Electronics: 3.2%
2,900	@	Flir Systems, Inc.	59,392
1,100	@, @@	Mettler Toledo International, Inc.	56,463
2,250	@	Thermo Electron Corp.	80,258
			196,113
		Energy - Alternate Sources: 0.9%
4,200	@	Covanta Holding Corp.	54,978
			54,978
		Engineering & Construction: 0.5%
1,185	@	Aecom Technology Corp.	30,905
			30,905
		Entertainment: 0.7%
3,470	@	Scientific Games Corp.	42,022
			42,022
		Environmental Control: 2.9%
3,700	@	Stericycle, Inc.	176,601
			176,601
		Gas: 1.6%
6,500		Southern Union Co.	98,930
			98,930
		Healthcare - Products: 6.8%
3,400		Densply International, Inc.	91,290
2,300	@	Henry Schein, Inc.	92,023
4,900	@	Idexx Laboratories, Inc.	169,442
300	@	Intuitive Surgical, Inc.	28,608
700		Techne Corp.	38,297
			419,660

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 3.1%
4,600	@	Community Health Systems, Inc.	$70,564
3,300	@	Covance, Inc.	117,579
			188,143
		Home Builders: 0.3%
1,000	@	Toll Brothers, Inc.	18,160
			18,160
		Insurance: 4.5%
3,250	@, @@	Arch Capital Group Ltd.	175,045
5,400		Brown & Brown, Inc.	102,114
			277,159
		Internet: 2.0%
2,200	@	Equinix, Inc.	123,530
			123,530
		Lodging: 1.8%
2,250		Choice Hotels International, Inc.	58,095
2,500	@	Wynn Resorts Ltd.	49,925
			108,020
		Media: 2.5%
3,050		Factset Research Systems, Inc.	152,470
			152,470
		Metal Fabricate/Hardware: 0.3%
340		Precision Castparts Corp.	20,366
			20,366
		Oil & Gas: 5.3%
3,500		Helmerich & Payne, Inc.	79,695
2,350		Range Resources Corp.	96,726
4,762		XTO Energy, Inc.	145,812
			322,233
		Oil & Gas Services: 1.0%
800		Core Laboratories NV	58,528
			58,528
		Pharmaceuticals: 2.3%
6,200	@	VCA Antech, Inc.	139,810
			139,810
		Real Estate: 0.8%
13,000	@	CB Richard Ellis Group, Inc.	52,390
			52,390
		Retail: 6.9%
2,650	@	Carmax, Inc.	32,966
1,450	@	Cheesecake Factory	16,603
4,100	@	Copart, Inc.	121,606
4,500	@	Dick’s Sporting Goods, Inc.	64,215
1,900	@	J Crew Group, Inc.	25,042
1,650		MSC Industrial Direct Co.	51,266
3,700		Tiffany & Co.	79,772
2,020	@	Urban Outfitters, Inc.	33,067
			424,537
		Software: 1.7%
4,500	@	MSCI, Inc. - Class A	76,095
2,500	@	Nuance Communications, Inc.	27,150
			103,245
		Telecommunications: 2.0%
1,500	@	NII Holdings, Inc.	22,500
4,350	@	SBA Communications Corp.	101,355
			123,855
		Textiles: 0.5%
1,000	@	Mohawk Industries, Inc.	29,870
			29,870
		Transportation: 5.2%
4,300		CH Robinson Worldwide, Inc.	196,123
4,400		Expeditors International Washington, Inc.	124,476
			320,599
		Total Common Stock
		(Cost $8,578,964)	5,576,929

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Diversified: 0.3%
508		Vornado Realty Trust		$16,886
				16,886
		Office Property: 0.3%
2,200		Douglas Emmett, Inc.		16,258
				16,258
		Total Real Estate Investment Trusts
		(Cost $80,817)		33,144
		Total Investments in Securities
		(Cost $8,659,781)*	91.6%	$5,610,073
		Other Assets and Liabilities - Net	8.4	516,143
		Net Assets	100.0%	$6,126,216

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $8,748,704.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$50,643
		Gross Unrealized Depreciation		(3,189,274)
		Net Unrealized Depreciation		$(3,138,631)

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,610,073	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$5,610,073	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.1%
		Advertising: 0.7%
300,000	@	Lamar Advertising Co.	$2,925,000
			2,925,000
		Apparel: 1.7%
10,000		Polo Ralph Lauren Corp.	422,500
400,269	@	Under Armour, Inc.	6,576,420
			6,998,920
		Banks: 0.6%
46,346		Glacier Bancorp., Inc.	728,096
80,911	@	SVB Financial Group	1,619,029
			2,347,125
		Beverages: 1.0%
200,000	@	Peet’s Coffee & Tea, Inc.	4,324,000
			4,324,000
		Biotechnology: 1.2%
180,000	@	Charles River Laboratories International, Inc.	4,897,800
			4,897,800
		Commercial Services: 13.1%
111,500	@	Bankrate, Inc.	2,781,925
95,246		Chemed Corp.	3,705,069
120,000	@	CoStar Group, Inc.	3,630,000
325,000		DeVry, Inc.	15,658,500
360,000	@	Gartner, Inc.	3,963,600
43,333		Interactive Data Corp.	1,077,258
217,590	@	Morningstar, Inc.	7,430,699
200,000	@	Riskmetrics Group, Inc.	2,858,000
377,151	@@	Ritchie Brothers Auctioneers, Inc.	7,011,237
40,000		Strayer Education, Inc.	7,194,800
			55,311,088
		Distribution/Wholesale: 1.9%
550,000	@	LKQ Corp.	7,848,500
			7,848,500
		Diversified Financial Services: 2.4%
185,373		Cohen & Steers, Inc.	2,068,763
230,958		Eaton Vance Corp.	5,277,390
200,000		Jefferies Group, Inc.	2,760,000
			10,106,153
		Electric: 1.6%
160,000		ITC Holdings Corp.	6,979,200
			6,979,200
		Electronics: 1.6%
135,000	@, @@	Mettler Toledo International, Inc.	6,929,550
			6,929,550
		Engineering & Construction: 2.2%
275,000	@	Aecom Technology Corp.	7,172,000
85,000	@	Stanley, Inc.	2,194,172
			9,366,172
		Entertainment: 2.6%
300,000	@	Penn National Gaming, Inc.	7,245,000
84,509	@	Scientific Games Corp.	1,023,404
130,724	@	Vail Resorts, Inc.	2,670,691
			10,939,095
		Environmental Control: 0.5%
102,500	@	Tetra Tech, Inc.	2,088,950
			2,088,950
		Food: 4.1%
200,000	@	Ralcorp Holdings, Inc.	10,776,000
400,000		Whole Foods Market, Inc.	6,720,000
			17,496,000
		Gas: 1.4%
400,000		Southern Union Co.	6,088,000
			6,088,000
		Hand/Machine Tools: 0.7%
180,000		Kennametal, Inc.	2,917,800
			2,917,800
		Healthcare - Products: 5.9%
100,000	@	Edwards Lifesciences Corp.	6,063,000
135,000	@	Gen-Probe, Inc.	6,153,300
135,000	@	Idexx Laboratories, Inc.	4,668,300
15,000	@	Intuitive Surgical, Inc.	1,430,400
123,700	@	PSS World Medical, Inc.	1,775,095
91,722		Techne Corp.	5,018,111
			25,108,206

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 4.9%
285,000	@	AMERIGROUP Corp.	$7,848,900
401,000	@	Community Health Systems, Inc.	6,151,340
103,741	@	Covance, Inc.	3,696,292
199,040	@	Skilled Healthcare Group, Inc.	1,634,118
185,000	@	Sun Healthcare Group, Inc.	1,561,400
			20,892,050
		Household Products/Wares: 1.5%
125,000		Church & Dwight Co., Inc.	6,528,750
			6,528,750
		Insurance: 0.8%
65,000	@, @@	Arch Capital Group Ltd.	3,500,900
			3,500,900
		Internet: 2.9%
80,000	@	Blue Nile, Inc.	2,412,000
120,000	@	Equinix, Inc.	6,738,000
90,465	@	TechTarget, Inc.	217,116
121,033	@	WebMD Health Corp.	2,699,036
			12,066,152
		Lodging: 3.2%
350,000		Choice Hotels International, Inc.	9,037,000
225,000	@	Wynn Resorts Ltd.	4,493,250
			13,530,250
		Media: 1.0%
85,000		Factset Research Systems, Inc.	4,249,150
			4,249,150
		Metal Fabricate/Hardware: 0.8%
125,000		Kaydon Corp.	3,416,250
			3,416,250
		Miscellaneous Manufacturing: 0.5%
149,897		American Railcar Industries, Inc.	1,143,714
150,000	@	Colfax Corp.	1,030,500
			2,174,214
		Oil & Gas: 2.9%
275,000	@	Encore Acquisition Co.	6,399,250
175,000		Helmerich & Payne, Inc.	3,984,750
45,000		Range Resources Corp.	1,852,200
			12,236,200
		Oil & Gas Services: 4.1%
80,000		Core Laboratories NV	5,852,800
150,000	@	FMC Technologies, Inc.	4,705,500
115,000	@	SEACOR Holdings, Inc.	6,705,650
			17,263,950
		Pharmaceuticals: 1.8%
335,228	@	VCA Antech, Inc.	7,559,391
			7,559,391
		Real Estate: 0.5%
509,568	@	CB Richard Ellis Group, Inc.	2,053,559
			2,053,559
		Retail: 11.4%
70,000	@	Carmax, Inc.	870,800
175,000	@	Cheesecake Factory	2,003,750
275,000	@	Copart, Inc.	8,156,500
575,000	@	Dick’s Sporting Goods, Inc.	8,205,250
269,709	@	J Crew Group, Inc.	3,554,765
150,000		MSC Industrial Direct Co.	4,660,500
215,000	@	Panera Bread Co.	12,018,500
500,000		Penske Auto Group, Inc.	4,665,000
300,000	@	Sonic Corp.	3,006,000
49,884		Tiffany & Co.	1,075,499
			48,216,564
		Software: 5.2%
125,225	@	Advent Software, Inc.	4,171,245
250,000	@	Ansys, Inc.	6,275,000
100,000	@	Concur Technologies, Inc.	1,919,000
563,875	@	MSCI, Inc. - Class A	9,535,126
			21,900,371
		Telecommunications: 0.8%
151,764	@	SBA Communications Corp.	3,536,101
			3,536,101
		Textiles: 1.2%
167,547	@	Mohawk Industries, Inc.	5,004,629
			5,004,629
		Toys/Games/Hobbies: 1.4%
225,000	@	Marvel Entertainment, Inc.	5,973,750
			5,973,750
		Transportation: 2.0%
300,000	@	Genesee & Wyoming, Inc.	6,375,000
60,000		Landstar System, Inc.	2,008,200
			8,383,200
		Total Common Stock
		(Cost $414,989,886)	381,156,990

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 2.5%
		Diversified: 1.5%
200,000		Digital Realty Trust, Inc.		$6,636,000
				6,636,000
		Single Tenant: 1.0%
24,300	@	Alexander’s, Inc.		4,140,234
				4,140,234
		Total Real Estate Investment Trusts
		(Cost $14,751,426)		10,776,234
		Total Long-Term Investments
		(Cost $429,741,312)		391,933,224
SHORT-TERM INVESTMENTS: 9.3%
		Affiliated Mutual Fund: 9.3%
39,068,812		ING Institutional Prime Money Market Fund - Class I		39,068,812
		Total Short-Term Investments
		(Cost $39,068,812)		39,068,812
		Total Investments in Securities
		(Cost $468,810,124)*	101.9%	$431,002,036
		Other Assets and Liabilities - Net	(1.9)	(7,844,866)
		Net Assets	100.0%	$423,157,170

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $469,005,467.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$46,940,375
		Gross Unrealized Depreciation		(84,943,806)
		Net Unrealized Depreciation		$(38,003,431)

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$431,002,036	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$431,002,036	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.5%
		Aerospace/Defense: 2.1%
11,390	@	AAR Corp.	$142,831
238,000	@	BE Aerospace, Inc.	2,063,460
97,300	@	Esterline Technologies Corp.	1,964,487
13,340		Kaman Corp.	167,284
71,000		Triumph Group, Inc.	2,712,200
			7,050,262
		Agriculture: 1.0%
11,712	@	Maui Land & Pineapple Co.	99,435
111,000		Universal Corp.	3,321,120
			3,420,555
		Airlines: 1.6%
407,000	@	Airtran Holdings, Inc.	1,851,850
315,000	@	Delta Airlines, Inc.	1,773,450
13,432	@	Republic Airways Holdings, Inc.	87,039
20,632		Skywest, Inc.	256,662
335,000	@	UAL Corp.	1,500,800
			5,469,801
		Apparel: 1.0%
130,000	@	Warnaco Group, Inc.	3,120,000
9,722		Wolverine World Wide, Inc.	151,469
			3,271,469
		Auto Parts & Equipment: 0.1%
10,340		BorgWarner, Inc.	209,902
			209,902
		Banks: 9.9%
8,170		Bancfirst Corp.	297,388
149,000		Bancorpsouth, Inc.	3,105,160
26,610		BancTrust Financial Group, Inc.	168,441
38,892		Bank Mutual Corp.	352,362
15,359		Bank of Granite Corp.	26,264
16,032		Bryn Mawr Bank Corp.	270,139
19,770		Capitol Bancorp., Ltd.	82,046
21,962		Chemical Financial Corp.	457,029
16,680		Columbia Banking System, Inc.	106,752
180,000		Community Bank System, Inc.	3,015,000
10,192		Community Trust Bancorp., Inc.	272,636
201,000		East-West Bancorp., Inc.	918,570
3,122		First Citizens BancShares, Inc.	411,480
13,421		First Financial Corp.	495,235
305,001		First Horizon National Corp.	3,275,711
145,000		First Midwest Bancorp., Inc.	1,245,550
129		First National Bank of Alaska	208,335
345,000		Fulton Financial Corp.	2,287,350
40,000		IBERIABANK Corp.	1,837,600
156,500		Independent Bank Corp.	2,308,375
15,422		Merchants Bancshares, Inc.	285,307
17,610		Northrim Bancorp, Inc.	175,572
94,000		Prosperity Bancshares, Inc.	2,570,900
47,150		South Financial Group, Inc.	51,865
24,040		Sterling Bancorp.	237,996
150,000		Susquehanna Bancshares, Inc.	1,399,500
18,160		Taylor Capital Group, Inc.	80,812
205,000		TCF Financial Corp.	2,410,800
155,000	@	Texas Capital Bancshares, Inc.	1,745,300
31,160		Trustco Bank Corp.	187,583
260,000		Umpqua Holdings Corp.	2,355,600
22,812		West Coast Bancorp.	50,643
20,352		Whitney Holding Corp.	233,030
			32,926,331
		Building Materials: 1.8%
38,557	@	Builders FirstSource, Inc.	77,885
260,000		Comfort Systems USA, Inc.	2,696,200
119,351		Eagle Materials, Inc.	2,894,262
10,030		Lennox International, Inc.	265,394
13,452	@	NCI Building Systems, Inc.	29,863
6,772		Universal Forest Products, Inc.	180,203
			6,143,807
		Chemicals: 2.3%
9,520		Cytec Industries, Inc.	142,990
26,850		HB Fuller Co.	349,050
185,000		Olin Corp.	2,639,950
98,740	@	OM Group, Inc.	1,907,657
320,000	@	Rockwood Holdings, Inc.	2,540,800
			7,580,447
		Commercial Services: 5.4%
211,740		ABM Industries, Inc.	3,472,526
200,000		Bowne & Co., Inc.	642,000

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
250,000	@	CBIZ, Inc.	$1,742,500
17,537		CDI Corp.	170,460
11,350	@	Consolidated Graphics, Inc.	144,372
176,000	@	Cornell Cos., Inc.	2,881,120
33,092	@	Cross Country Healthcare, Inc.	216,753
118,000		Deluxe Corp.	1,136,340
16,652	@	Kforce, Inc.	117,064
18,120	@	Korn/Ferry International	164,167
32,655	@	LECG Corp.	82,944
7,980		MAXIMUS, Inc.	318,083
55,882	@	MPS Group, Inc.	332,498
15,572	@	Parexel International Corp.	151,516
24,782	@	Rent-A-Center, Inc.	480,027
12,972		Sotheby’s	116,748
840,000		Stewart Enterprises, Inc.	2,721,600
17,637	@	TeleTech Holdings, Inc.	192,067
60,000		Watson Wyatt Worldwide, Inc.	2,962,200
			18,044,985
		Computers: 1.9%
680,000	@	Brocade Communications Systems, Inc.	2,346,000
7,073	@	CACI International, Inc.	258,094
18,562	@	Electronics for Imaging	181,908
9,280		Jack Henry & Associates, Inc.	151,450
406,300	@	Mentor Graphics Corp.	1,803,972
74,610		MTS Systems Corp.	1,697,378
			6,438,802
		Cosmetics/Personal Care: 0.5%
260,000		Inter Parfums, Inc.	1,515,800
			1,515,800
		Distribution/Wholesale: 1.3%
39,587	@	Brightpoint, Inc.	169,432
140,000		Houston Wire & Cable Co.	1,085,000
76,330		Owens & Minor, Inc.	2,528,813
7,200	@	United Stationers, Inc.	202,176
12,272		Watsco, Inc.	417,616
			4,403,037
		Diversified Financial Services: 2.3%
33,000	@	Affiliated Managers Group, Inc.	1,376,430
8,620		Federated Investors, Inc.	191,881
31,650		Janus Capital Group, Inc.	210,473
114,800	@	Knight Capital Group, Inc.	1,692,152
485,000		National Financial Partners Corp.	1,552,000
9,008	@	Piper Jaffray Cos.	232,316
56,000	@	Stifel Financial Corp.	2,425,360
			7,680,612
		Electric: 1.9%
12,090		Allete, Inc.	322,682
21,600		Avista Corp.	297,648
17,370		Black Hills Corp.	310,749
6,950		CH Energy Group, Inc.	325,955
19,920	@	El Paso Electric Co.	280,673
13,640		Great Plains Energy, Inc.	183,731
9,072		Hawaiian Electric Industries	124,649
3,772		Maine & Maritimes Corp.	132,020
11,430		MGE Energy, Inc.	358,559
16,410		NorthWestern Corp.	352,487
12,152		UIL Holdings Corp.	271,233
198,000		Westar Energy, Inc.	3,470,940
			6,431,326
		Electrical Components & Equipment: 1.1%
11,432		Belden CDT, Inc.	143,014
385,000	@	C&D Technologies, Inc.	712,250
41,360	@	GrafTech International Ltd.	254,778
155,000		Insteel Industries, Inc.	1,078,800
485,000	@, @@	JA Solar Holdings Co., Ltd. ADR	1,634,450
			3,823,292
		Electronics: 2.6%
6,002		Analogic Corp.	192,184
6,150		Bel Fuse, Inc.	82,656
30,370	@	Benchmark Electronics, Inc.	340,144
47	@	Electro Scientific Industries, Inc.	282
164,000	@	FEI Co.	2,530,520
284,661	@@	Nam Tai Electronics, Inc.	1,058,939
8,862	@	Plexus Corp.	122,473
166,500	@	Rofin-Sinar Technologies, Inc.	2,683,980
78,300	@	Rogers Corp.	1,478,304
5,190	@	Varian, Inc.	123,211
			8,612,693
		Engineering & Construction: 1.8%
20,892	@	Dycom Industries, Inc.	120,965
173,060	@	EMCOR Group, Inc.	2,971,440
17,170		KBR, Inc.	237,118
17,110	@, @@	Khd Humboldt Wedag International	118,230
6,910	@	Layne Christensen Co.	111,044
88,900	@	Shaw Group, Inc.	2,436,749
			5,995,546

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Entertainment: 0.5%
93,000	@	Bally Technologies, Inc.	$1,713,060
			1,713,060
		Food: 4.0%
74,000	@	American Italian Pasta Co.	2,575,940
72,000		Corn Products International, Inc.	1,526,400
6,530		Flowers Foods, Inc.	153,324
15,812	@, @@	Fresh Del Monte Produce, Inc.	259,633
400,000	@	Great Atlantic & Pacific Tea Co.	2,124,000
5,250		J&J Snack Foods Corp.	181,598
4,852		Lancaster Colony Corp.	201,261
412	@	Ralcorp Holdings, Inc.	22,199
10,532		Ruddick Corp.	236,443
78,000		Sanderson Farms, Inc.	2,928,900
8,520		Spartan Stores, Inc.	131,293
16,830		Weis Markets, Inc.	522,403
13,280		Whole Foods Market, Inc.	223,104
235,000	@	Winn-Dixie Stores, Inc.	2,246,600
			13,333,098
		Forest Products & Paper: 0.8%
25,063	@	Clearwater Paper Corp.	201,256
19,859	@	Mercer International, Inc.	13,107
126,986		Schweitzer-Mauduit International, Inc.	2,344,162
			2,558,525
		Gas: 2.1%
153,000		Atmos Energy Corp.	3,537,360
99,500		New Jersey Resources Corp.	3,381,010
			6,918,370
		Healthcare - Products: 3.5%
138,000	@	Conmed Corp.	1,988,580
77,000		Cooper Cos., Inc.	2,035,880
46,800	@	Haemonetics Corp.	2,577,744
194,000		Invacare Corp.	3,109,820
78,257		Steris Corp.	1,821,823
6,650	@	Zoll Medical Corp.	95,494
			11,629,341
		Healthcare - Services: 3.0%
6,750	@	Amsurg Corp.	106,988
180,000	@	Centene Corp.	3,243,600
18,330	@	Healthspring, Inc.	153,422
156,492	@	Kindred Healthcare, Inc.	2,339,555
84,560	@	Magellan Health Services, Inc.	3,081,366
7,530	@	Mednax, Inc.	221,909
48,800	@	Novamed, Inc.	110,776
21,189	@	RehabCare Group, Inc.	369,536
27,390	@	Res-Care, Inc.	398,798
10,590	@	US Physical Therapy, Inc.	102,511
			10,128,461
		Home Builders: 0.1%
7,452	@	Cavco Industries, Inc.	175,867
			175,867
		Home Furnishings: 0.0%
14,870		Ethan Allen Interiors, Inc.	167,436
			167,436
		Household Products/Wares: 1.9%
31,412		American Greetings Corp.	158,945
10,742		CSS Industries, Inc.	182,614
220,000	@	Helen of Troy Ltd.	3,025,000
171,359		Tupperware Corp.	2,911,389
			6,277,948
		Insurance: 7.7%
98,500	@, @@	Argo Group International Holdings Ltd.	2,967,805
175,000		Arthur J. Gallagher & Co.	2,975,000
148,000	@@	Aspen Insurance Holdings Ltd.	3,324,080
14,482		Baldwin & Lyons, Inc.	273,999
24,872	@	CNA Surety Corp.	458,640
29,851		Delphi Financial Group	401,794
13,789	@	eHealth, Inc.	220,762
15,880		EMC Insurance Group, Inc.	334,592
21,702		FBL Financial Group, Inc.	90,063
130,000		First American Corp.	3,446,300
4,637	@	First Mercury Financial Corp.	66,958
27,425		Genworth Financial, Inc.	52,108
8,330		Harleysville Group, Inc.	264,977
31,822		Horace Mann Educators Corp.	266,350
103,200	@@	Max Re Capital Ltd.	1,779,168
1,590		National Western Life Insurance Co.	179,670
7,500	@	Navigators Group, Inc.	353,850
49,248		NYMAGIC, Inc.	600,826
104,000	@@	Platinum Underwriters Holdings Ltd.	2,949,440
64,072	@, @@	RAM Holdings Ltd.	16,018
5,422		RLI Corp.	272,184

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
11,542		Safety Insurance Group, Inc.	$358,725
15,992		Selective Insurance Group	194,463
16,492		Stewart Information Services Corp.	321,594
52,527	@, @@	United America Indemnity Ltd.	211,159
9,757		United Fire & Casualty Co.	214,264
205,000	@@	XL Capital, Ltd.	1,119,300
76,500		Zenith National Insurance Corp.	1,844,415
			25,558,504
		Internet: 0.1%
22,360	@	Infospace, Inc.	116,272
9,252		Nutri/System, Inc.	132,026
			248,298
		Investment Companies: 0.1%
37,580		Medallion Financial Corp.	278,468
			278,468
		Iron/Steel: 0.5%
9,640		Carpenter Technology Corp.	136,117
12,247		Olympic Steel, Inc.	185,787
44,580		Schnitzer Steel Industries, Inc.	1,399,366
			1,721,270
		Leisure Time: 0.0%
36,555		Brunswick Corp.	126,115
			126,115
		Machinery - Construction & Mining: 0.1%
7,589	@	Astec Industries, Inc.	199,059
			199,059
		Machinery - Diversified: 0.5%
66,000	@	AGCO Corp.	1,293,600
11,070	@	Kadant, Inc.	127,526
9,450		Robbins & Myers, Inc.	143,357
			1,564,483
		Media: 0.9%
255,000		World Wrestling Entertainment, Inc.	2,942,700
			2,942,700
		Metal Fabricate/Hardware: 0.1%
10,208	@	Haynes International, Inc.	181,907
12,150	@	Ladish Co., Inc.	88,209
6,379	@	LB Foster Co.	158,391
			428,507
		Mining: 0.1%
46,303	@@	Harry Winston Diamon Corp.	133,353
18,240	@	RTI International Metals, Inc.	213,408
			346,761
		Miscellaneous Manufacturing: 1.9%
4,865		Ameron International Corp.	256,191
125,000	@	AZZ, Inc.	3,298,750
79,000		Brink’s Co.	2,090,340
14,562	@	EnPro Industries, Inc.	249,010
9,708		Freightcar America, Inc.	170,181
6,240		Harsco Corp.	138,341
23,892		Movado Group, Inc.	180,146
			6,382,959
		Oil & Gas: 1.3%
4,142	@	Comstock Resources, Inc.	123,432
260,000	@	EXCO Resources, Inc.	2,600,000
17,380		Holly Corp.	368,456
18,840	@	Mariner Energy, Inc.	146,010
7,642		Patterson-UTI Energy, Inc.	68,472
88,412	@	Stone Energy Corp.	294,412
91,602	@	Swift Energy Co.	668,695
			4,269,477
		Oil & Gas Services: 0.6%
7,760		Lufkin Industries, Inc.	293,949
129,000	@	Oil States International, Inc.	1,731,180
5,624	@	Superior Well Services, Inc.	28,851
23,440	@	T.G.C. Industries, Inc.	51,334
			2,105,314
		Packaging & Containers: 1.9%
120,000	@	Crown Holdings, Inc.	2,727,600
5,692		Greif, Inc. - Class A	189,487
13,430		Greif, Inc. - Class B	438,624
15,390		Packaging Corp. of America	200,378
98,000		Rock-Tenn Co.	2,650,900
			6,206,989
		Pharmaceuticals: 1.0%
15,870	@	NBTY, Inc.	223,450
177,312	@	PharMerica Corp.	2,950,472
			3,173,922
		Real Estate: 0.0%
6,856	@	Avatar Holdings, Inc.	102,703
			102,703
		Retail: 5.4%
6,050		Abercrombie & Fitch Co.	143,990
24,236	@	America’s Car-Mart, Inc.	329,367

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
37,132	@	AnnTaylor Stores Corp.	$193,086
42,211	@	Benihana, Inc. - Class A	109,326
6,040	@	BJ’s Wholesale Club, Inc.	193,220
11,620		Bob Evans Farms, Inc.	260,520
10,010		Casey’s General Stores, Inc.	266,867
20,562		Cash America International, Inc.	322,001
9,390	@	CEC Entertainment, Inc.	243,013
305,000	@	Chico’s FAS, Inc.	1,637,850
187,300		Foot Locker, Inc.	1,962,904
93,000		Group 1 Automotive, Inc.	1,299,210
75,000	@	Hibbett Sporting Goods, Inc.	1,441,500
256,000	@	HOT Topic, Inc.	2,864,640
8,540	@	Jack in the Box, Inc.	198,897
15,442		Landry’s Restaurants, Inc.	80,607
9,600		Men’s Wearhouse, Inc.	145,344
235,000		Nu Skin Enterprises, Inc.	2,465,150
38,720		OfficeMax, Inc.	120,806
122,059	@	Pacific Sunwear of California	202,618
100,000	@	Papa John’s International, Inc.	2,287,000
7,150		Phillips-Van Heusen	162,162
1,000,000	@	Pier 1 Imports, Inc.	560,000
11,100	@	Red Robin Gourmet Burgers, Inc.	195,693
11,136		Regis Corp.	160,915
16,130	@	Shoe Carnival, Inc.	166,946
			18,013,632
		Savings & Loans: 2.5%
28,202		BankFinancial Corp.	281,174
32,812	@	Beneficial Mutual Bancorp, Inc.	323,198
343,840		Brookline Bancorp., Inc.	3,266,480
26,650		Clifton Savings Bancorp, Inc.	266,500
17,732		ESSA Bancorp, Inc.	236,013
240,000		First Niagara Financial Group, Inc.	2,616,000
33,982		Home Federal Bancorp, Inc.	296,663
20,240		Northfield Bancorp, Inc.	221,223
21,942		United Financial Bancorp, Inc.	287,221
24,910		Washington Federal, Inc.	331,054
39,480		Westfield Financial, Inc.	347,424
			8,472,950
		Semiconductors: 3.1%
15,602	@	Actel Corp.	157,892
8,600	@	ATMI, Inc.	132,698
26,722	@	Emulex Corp.	134,412
35,332	@	Fairchild Semiconductor International, Inc.	131,788
115,100		Intersil Corp.	1,323,650
287,295		IXYS Corp.	2,315,598
40,962	@	Kulicke & Soffa Industries, Inc.	107,320
13,960	@	MKS Instruments, Inc.	204,793
23,748	@	Omnivision Technologies, Inc.	159,587
16,112	@	QLogic Corp.	179,165
354,830	@	Skyworks Solutions, Inc.	2,859,930
10,860	@	Standard Microsystems Corp.	201,996
260,000	@	Ultra Clean Holdings	278,200
7,020	@	Varian Semiconductor Equipment Associates, Inc.	152,053
198,467	@, @@	Verigy Ltd.	1,637,353
26,771	@	Zoran Corp.	235,585
			10,212,020
		Software: 1.7%
11,900		Acxiom Corp.	88,060
306,000	@	Ariba, Inc.	2,671,380
13,392	@	CSG Systems International	191,238
460,729	@	Lawson Software, Inc.	1,958,098
30,800	@	MSCSoftware Corp.	173,712
20,400	@	Omnicell, Inc.	159,528
14,710	@	Parametric Technology Corp.	146,806
8,010	@	Progress Software Corp.	139,054
6,250	@	SPSS, Inc.	177,688
3,710	@	Sybase, Inc.	112,376
			5,817,940
		Telecommunications: 3.2%
366,500	@	3Com Corp.	1,132,485
29,460	@	ADC Telecommunications, Inc.	129,329
19,270	@	Anaren, Inc.	210,814
79,500	@	Anixter International, Inc.	2,518,560
10,320		Black Box Corp.	243,655
302,550	@	Ciena Corp.	2,353,839
1,100,000	@	Cincinnati Bell, Inc.	2,530,000
6,020	@	Comtech Telecommunications	149,115
19,090	@	CPI International, Inc.	179,446
10,300		Plantronics, Inc.	124,321
19,352	@	Syniverse Holdings, Inc.	304,988
12,620	@	Tekelec	166,963
59,890	@	Tellabs, Inc.	274,296
17,722		Warwick Valley Telephone Co.	194,765
			10,512,576

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Transportation: 2.5%
100,000		Diana Shipping, Inc.	$1,179,000
226,726		General Maritime Corp.	1,587,082
9,312	@	Genesee & Wyoming, Inc.	197,880
17,702		Heartland Express, Inc.	262,167
89,520	@@	Nordic American Tanker Shipping	2,622,936
34,591		Pacer International, Inc.	121,069
3,282		Ryder System, Inc.	92,913
7,412		Tidewater, Inc.	275,208
142,212		Werner Enterprises, Inc.	2,150,245
			8,488,500
		Trucking & Leasing: 0.7%
120,000		GATX Corp.	2,427,600
			2,427,600
		Water: 0.1%
6,780	@	Pico Holdings, Inc.	203,875
			203,875
		Total Common Stock
		(Cost $423,587,220)	301,725,395
REAL ESTATE INVESTMENT TRUSTS: 7.3%
		Apartments: 0.8%
86,000		Mid-America Apartment Communities, Inc.	2,651,380
			2,651,380
		Diversified: 1.1%
102,000		Digital Realty Trust, Inc.	3,384,360
20,660		Duke Realty Corp.	113,630
17,972		DuPont Fabros Technology, Inc.	123,647
			3,621,637
		Health Care: 2.0%
144,217		LTC Properties, Inc.	2,529,566
13,940		National Health Investors, Inc.	374,568
235,000		Omega Healthcare Investors, Inc.	3,308,800
11,700		Universal Health Realty Income Trust	341,991
			6,554,925
		Hotels: 0.6%
56,172		DiamondRock Hospitality Co.	225,250
289,145		LaSalle Hotel Properties	1,688,607
39,497		Sunstone Hotel Investors, Inc.	103,877
			2,017,734
		Manufactured Homes: 0.1%
23,522		Sun Communities, Inc.	278,265
			278,265
		Mortgage: 0.6%
190,000		Capstead Mortgage Corp.	2,040,600
			2,040,600
		Office Property: 0.9%
65,000		Alexandria Real Estate Equities, Inc.	2,366,000
31,850		Franklin Street Properties Corp.	391,755
5,900		Mack-Cali Realty Corp.	116,879
			2,874,634
		Paper & Related Products: 0.1%
17,942		Potlatch Corp.	416,075
			416,075
		Shopping Centers: 0.9%
89,000		Tanger Factory Outlet Centers, Inc.	2,746,540
21,602		Urstadt Biddle Properties, Inc.	289,899
			3,036,439
		Single Tenant: 0.2%
10,792		Getty Realty Corp.	198,033
23,700		National Retail Properties, Inc.	375,408
			573,441
		Warehouse/Industrial: 0.0%
58,512		DCT Industrial Trust, Inc.	185,483
			185,483
		Total Real Estate Investment Trusts
		(Cost $33,808,396)	24,250,613
MUTUAL FUNDS: 1.1%
		Open-End Funds: 1.1%
190,000		KBW Regional Banking ETF	3,651,800
		Total Mutual Funds
		(Cost $3,615,131)	3,651,800
RIGHTS: 0.0%
		Insurance: 0.0%
50,527	@@	United America Indemnity, Ltd.	25,927
		Total Rights
		(Cost $-)	25,927
		Total Long-Term Investments
		(Cost $461,010,747)	329,653,735

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.4%
		Affiliated Mutual Fund: 1.4%
4,496,669		ING Institutional Prime Money Market Fund - Class I		$4,496,669
		Total Short-Term Investments
		(Cost $4,496,669)		4,496,669
		Total Investments in Securities
		(Cost $465,507,416)*	100.3%	$334,150,404
		Other Assets and Liabilities - Net	(0.3)	(864,925)
		Net Assets	100.0%	$333,285,479

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $479,841,624.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,164,570
		Gross Unrealized Depreciation		(151,855,790)
		Net Unrealized Depreciation		$(145,691,220)

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$334,124,477	$—
Level 2- Other Significant Observable Inputs	25,927	—
Level 3- Significant Unobservable Inputs	—	—
Total	$334,150,404	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.1%
		Agriculture: 0.9%
83,002		Philip Morris International, Inc.	$2,953,211
			2,953,211
		Auto Manufacturers: 0.1%
18,160		Paccar, Inc.	467,802
			467,802
		Banks: 11.6%
34,819		Bank of America Corp.	237,466
378,490		Bank of New York Mellon Corp.	10,692,343
15,500		Goldman Sachs Group, Inc.	1,643,310
457,800		JPMorgan Chase & Co.	12,168,324
96,800	@@	Julius Baer Holding AG - Reg	2,378,456
18,100		Morgan Stanley	412,137
12,050		State Street Corp.	370,899
640,267		Wells Fargo & Co.	9,117,402
			37,020,337
		Beverages: 2.2%
106,200	@@	Diageo PLC ADR	4,752,450
92,600	@@	Heineken Holding NV	2,244,865
			6,997,315
		Building Materials: 0.5%
22,300		Martin Marietta Materials, Inc.	1,768,390
			1,768,390
		Chemicals: 0.7%
27,300		Monsanto Co.	2,268,630
			2,268,630
		Coal: 0.4%
1,798,500	@@	China Coal Energy Co. - Shares H	1,327,359
			1,327,359
		Commercial Services: 4.5%
603,010	@@	Cosco Pacific Ltd.	593,832
238,400		H&R Block, Inc.	4,336,496
263,250	@	Iron Mountain, Inc.	5,836,253
122,300		Moody’s Corp.	2,803,116
15,500		Visa, Inc.	861,800
			14,431,497
		Computers: 1.6%
160,800		Hewlett-Packard Co.	5,155,248
			5,155,248
		Cosmetics/Personal Care: 1.8%
120,650		Procter & Gamble Co.	5,681,409
			5,681,409
		Diversified Financial Services: 2.6%
486,620		American Express Co.	6,632,631
76,530		Ameriprise Financial, Inc.	1,568,100
			8,200,731
		Electric: 0.3%
177,570	@	AES Corp.	1,031,682
			1,031,682
		Electronics: 1.3%
179,368	@	Agilent Technologies, Inc.	2,756,886
25,000	@@	Garmin Ltd.	530,250
88,535	@@	Tyco Electronics Ltd.	977,426
			4,264,562
		Engineering & Construction: 0.2%
35,770	@@	ABB Ltd. ADR	498,634
			498,634
		Food: 0.3%
31,750		Hershey Co.	1,103,313
			1,103,313
		Food Service: 0.0%
5,486		FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 0.5%
239,000	@, @@	Sino-Forest Corp.	1,666,252
			1,666,252
		Healthcare - Products: 1.6%
12,800		Becton Dickinson & Co.	860,672
68,700		Johnson & Johnson	3,613,620
27,300		Medtronic, Inc.	804,531
			5,278,823
		Healthcare - Services: 1.7%
14,900	@	Laboratory Corp. of America Holdings	871,501
215,500		UnitedHealth Group, Inc.	4,510,415
			5,381,916
		Holding Companies - Diversified: 0.7%
918,166	@@	China Merchants Holdings International Co., Ltd.	2,113,452
			2,113,452

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Housewares: 0.1%
13,500	@@	Hunter Douglas NV	$315,083
			315,083
		Insurance: 11.1%
218,550		American International Group, Inc.	218,550
170	@	Berkshire Hathaway, Inc. - Class A	14,739,000
383	@	Berkshire Hathaway, Inc. - Class B	1,080,060
8,335	@@	Everest Re Group Ltd.	590,118
307,649		Loews Corp.	6,799,043
1,175	@	Markel Corp.	333,559
189,700	@@	Nipponkoa Insurance Co., Ltd.	1,098,364
33,700		Principal Financial Group, Inc.	275,666
540,980	@	Progressive Corp.	7,270,771
19,500	@@	Sun Life Financial, Inc.	348,270
77,070		Transatlantic Holdings, Inc.	2,749,087
			35,502,488
		Internet: 2.9%
33,250	@	Amazon.com, Inc.	2,441,880
54,170	@	eBay, Inc.	680,375
16,781	@	Google, Inc. - Class A	5,840,795
84,700	@	Liberty Media Corp. - Interactive - Class A	245,630
			9,208,680
		Leisure Time: 0.6%
135,600		Harley-Davidson, Inc.	1,815,684
			1,815,684
		Media: 5.1%
536,471		Comcast Corp. – Special Class A	6,904,382
207,300	@@	Grupo Televisa SA ADR	2,827,572
10,500	@@	Lagardere SCA	294,644
66,960	@	Liberty Media Corp. - Entertainment	1,335,852
428,070		News Corp. - Class A	2,833,823
114,400		Walt Disney Co.	2,077,504
			16,273,777
		Mining: 1.4%
53,500	@@	BHP Billiton PLC	1,055,318
22,500	@@	Rio Tinto PLC	755,504
60,250		Vulcan Materials Co.	2,668,473
			4,479,295
		Miscellaneous Manufacturing: 0.5%
89,965	@@	Tyco International Ltd.	1,759,715
			1,759,715
		Oil & Gas: 14.4%
157,810	@@	Canadian Natural Resources Ltd.	6,085,154
234,500		ConocoPhillips	9,183,020
197,920		Devon Energy Corp.	8,845,045
157,700		EOG Resources, Inc.	8,635,652
186,130		Occidental Petroleum Corp.	10,358,135
1,600	@, @@	OGX Petroleo e Gas Participacoes SA	497,302
41,876	@	Transocean, Ltd.	2,463,984
			46,068,292
		Packaging & Containers: 1.6%
370,794		Sealed Air Corp.	5,116,957
			5,116,957
		Pharmaceuticals: 5.5%
69,440		Cardinal Health, Inc.	2,185,971
83,920	@	Express Scripts, Inc.	3,874,586
71,800		Merck & Co., Inc.	1,920,650
212,200		Pfizer, Inc.	2,890,164
281,955		Schering-Plough Corp.	6,640,040
			17,511,411
		Real Estate: 0.6%
58,448	@@	Brookfield Asset Management, Inc. - Class A	805,413
412,000	@@	Hang Lung Group Ltd.	1,254,902
			2,060,315
		Retail: 7.9%
170,100	@	Bed Bath & Beyond, Inc.	4,209,975
121,700	@	Carmax, Inc.	1,513,948
276,125		Costco Wholesale Corp.	12,790,105
229,427		CVS Caremark Corp.	6,306,948
29,100		Staples, Inc.	527,001
			25,347,977
		Semiconductors: 2.0%
392,750		Texas Instruments, Inc.	6,484,303
			6,484,303
		Software: 2.7%
184,500	@	Activision Blizzard, Inc.	1,929,870
359,340		Microsoft Corp.	6,601,076
			8,530,946
		Telecommunications: 0.7%
133,580	@	Cisco Systems, Inc.	2,240,137
			2,240,137
		Transportation: 1.5%
738,000	@@	China Shipping Development Co., Ltd.	699,760
38,357	@@	Kuehne & Nagel International AG	2,238,112

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
38,440		United Parcel Service, Inc. - Class B		$1,892,017
				4,829,889
		Total Common Stock
		(Cost $460,173,933)		295,155,567

Principal Amount				Value
CONVERTIBLE BONDS: 0.2%
		Forest Products & Paper: 0.2%
$649,000	@@, #	Sino-Forest Corp., 5.000%, due 08/01/13		$435,641
		Total Convertible Bonds
		(Cost $649,000)		435,641
CORPORATE BONDS/NOTES: 0.6%
		Leisure Time: 0.6%
2,000,000	C	Harley Davidson, Inc., 15.000%, due 02/01/14		2,017,578
		Total Corporate Bonds/Notes
		(Cost $2,000,000)		2,017,578
		Total Long-Term Investments
		(Cost $462,822,933)		297,608,786
SHORT-TERM INVESTMENTS: 8.0%
		Commercial Paper: 8.0%
11,000,000		NATC California, 0.530%, due 04/06/09		10,999,028
14,695,000		Rabobank Capital Funding Trust, 0.120%, due 04/01/09		14,694,951
		Total Short-Term Investments
		(Cost $25,693,979)		25,693,979
		Total Investments in Securities
		(Cost $488,516,912)*	100.9%	$323,302,765
		Other Assets and Liabilities - Net	(0.9)	(2,839,235)
		Net Assets	100.0%	$320,463,530

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is $491,427,964.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,167,854
		Gross Unrealized Depreciation		(172,293,053)
		Net Unrealized Depreciation		$(168,125,199)

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$278,785,861	$—
Level 2- Other Significant Observable Inputs	44,516,849	—
Level 3- Significant Unobservable Inputs	55	—
Total	$323,302,765	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$55	$—
Net Purchases/(Sales)	—	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	—	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$55	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
19,985,679		ING Fidelity® VIP Contrafund® Portfolio		$276,401,938
		Total Investments in Affiliated Investments Companies
		(Cost $556,532,265)*	100.0%	$276,401,938
		Other Assets and Liabilities - Net	(0.0)	(65,083)
		Net Assets	100.0%	$276,336,855

	*	Cost for federal income tax purposes is $576,423,416.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(300,021,478)
		Net Unrealized Depreciation		$(300,021,478)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$276,401,938	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$276,401,938	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.3%
2,565,999		ING Fidelity® VIP Equity-Income Portfolio		$28,893,144
		Total Investments in Affiliated Investment Companies
		(Cost $59,424,692)*	100.3%	$28,893,144
		Other Assets and Liabilities - Net	(0.3)	(86,872)
		Net Assets	100.0%	$28,806,272

	*	Cost for federal income tax purposes is $63,935,220.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(35,042,076)
		Net Unrealized Depreciation		$(35,042,076)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$28,893,144	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$28,893,144	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,070,962		ING Fidelity® VIP Growth Portfolio		$23,014,970
		Total Investments in Affiliated Investment Companies
		(Cost $39,617,351)*	100.1%	$23,014,970
		Other Assets and Liabilities - Net	(0.1)	(15,635)
		Net Assets	100.0%	$22,999,335

	*	Cost for federal income tax purposes is $40,976,310.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(17,961,340)
		Net Unrealized Depreciation		$(17,961,340)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$23,014,970	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$23,014,970	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
2,816,781		ING Fidelity® VIP Mid Cap Portfolio		$48,955,653
		Total Investments in Affiliated Investment Companies
		(Cost $87,362,130)*	99.8%	$48,955,653
		Other Assets and Liabilities - Net	0.2	89,240
		Net Assets	100.0%	$49,044,893

	*	Cost for federal income tax purposes is $91,030,976.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(42,075,323)
		Net Unrealized Depreciation		$(42,075,323)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$48,955,653	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$48,955,653	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
366,592		ING International Index Portfolio - Class I		$1,990,595
765,423		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		7,761,385
944,928		ING Russell Large Cap Index Portfolio - Class I		6,056,987
84,146		ING Russell Mid Cap Index Portfolio - Class I		507,398
103,559		ING Russell Small Cap Index Portfolio - Class I		681,415
		Total Investments in Affiliated Investment Companies
		(Cost $18,381,870)*	100.1%	$16,997,780
		Other Assets and Liabilities - Net	(0.1)	(11,600)
		Net Assets	100.0%	$16,986,180

	*	Cost for federal income tax purposes is $18,924,164.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$151,401
		Gross Unrealized Depreciation		(2,077,785)
		Net Unrealized Depreciation		$(1,926,384)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$16,997,780
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$16,997,780	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
713,924		ING International Index Portfolio - Class I		$3,876,609
551,837		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		5,595,631
1,567,170		ING Russell Large Cap Index Portfolio - Class I		10,045,557
182,012		ING Russell Mid Cap Index Portfolio - Class I		1,097,534
201,590		ING Russell Small Cap Index Portfolio - Class I		1,326,461
		Total Investments in Affiliated Investment Companies
		(Cost $24,735,639)*	100.1%	$21,941,792
		Other Assets and Liabilities - Net	(0.1)	(28,445)
		Net Assets	100.0%	$21,913,347

	*	Cost for federal income tax purposes is $25,273,905.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$101,553
		Gross Unrealized Depreciation		(3,433,666)
		Net Unrealized Depreciation		$(3,332,113)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$21,941,792
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$21,941,792	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
769,706		ING International Index Portfolio - Class I		$4,179,502
267,693		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		2,714,408
1,212,034		ING Russell Large Cap Index Portfolio - Class I		7,769,135
235,458		ING Russell Mid Cap Index Portfolio - Class I		1,419,810
244,478		ING Russell Small Cap Index Portfolio - Class I		1,608,666
		Total Investments in Affiliated Investment Companies
		(Cost $19,865,628)*	100.2%	$17,691,521
		Other Assets and Liabilities - Net	(0.2)	(44,023)
		Net Assets	100.0%	$17,647,498

	*	Cost for federal income tax purposes is $20,343,665.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$56,632
		Gross Unrealized Depreciation		(2,708,776)
		Net Unrealized Depreciation		$(2,652,144)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$17,691,521
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$17,691,521	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%
444,124		ING International Index Portfolio - Class I		$2,411,595
37,470		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		379,949
439,389		ING Russell Large Cap Index Portfolio - Class I		2,816,486
135,906		ING Russell Mid Cap Index Portfolio - Class I		819,516
148,249		ING Russell Small Cap Index Portfolio - Class I		975,478
		Total Investments in Affiliated Investment Companies
		(Cost $8,531,910)*	100.4%	$7,403,024
		Other Assets and Liabilities - Net	(0.4)	(29,815)
		Net Assets	100.0%	$7,373,209

	*	Cost for federal income tax purposes is $8,941,567.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,476
		Gross Unrealized Depreciation		(1,545,019)
		Net Unrealized Depreciation		$(1,538,543)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$7,403,024
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$7,403,024	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 104.1%
55,852		ING International Index Portfolio - Class I		$303,276
362,152		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		3,672,221
191,844		ING Russell Large Cap Index Portfolio - Class I		1,229,718
		Total Investments in Affiliated Investment Companies
		(Cost $5,305,410)*	104.1%	$5,205,215
		Other Assets and Liabilities - Net	(4.1)	(203,093)
		Net Assets	100.0%	$5,002,122

	*	Cost for federal income tax purposes is $5,440,493.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$83,470
		Gross Unrealized Depreciation		(318,748)
		Net Unrealized Depreciation		$(235,278)

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,205,215
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$5,205,215	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.1%
		Advertising: 0.8%
145,801	@	Clear Channel Outdoor Holdings, Inc.	$535,090
27,300		Omnicom Group	638,820
			1,173,910
		Aerospace/Defense: 1.0%
17,200	@	Alliant Techsystems, Inc.	1,152,056
5,100		L-3 Communications Holdings, Inc.	345,780
			1,497,836
		Agriculture: 0.7%
18,500		Lorillard, Inc.	1,142,190
			1,142,190
		Apparel: 1.9%
20,100		Columbia Sportswear Co.	601,392
39,700		VF Corp.	2,267,267
			2,868,659
		Auto Parts & Equipment: 0.5%
60,600		WABCO Holdings, Inc.	745,986
			745,986
		Banks: 6.3%
23,600		Bancorpsouth, Inc.	491,824
10,200		City National Corp.	344,454
51,400		Cullen/Frost Bankers, Inc.	2,412,716
72,351	L	M&T Bank Corp.	3,273,159
13,100		Northern Trust Corp.	783,642
180,613		Synovus Financial Corp.	586,992
82,600	L	TCF Financial Corp.	971,376
74,900		Wilmington Trust Corp.	725,781
			9,589,944
		Beverages: 0.4%
14,175		Brown-Forman Corp.	550,415
			550,415
		Building Materials: 0.1%
16,300	@	Owens Corning, Inc.	147,352
			147,352
		Chemicals: 5.0%
14,700		Air Products & Chemicals, Inc.	826,875
108,708		Albemarle Corp.	2,366,573
41,100		PPG Industries, Inc.	1,516,590
29,800		Sherwin-Williams Co.	1,548,706
34,400		Sigma-Aldrich Corp.	1,299,976
			7,558,720
		Commercial Services: 1.6%
56,800		H&R Block, Inc.	1,033,192
53,984		Total System Services, Inc.	745,519
58,800		Western Union Co.	739,116
			2,517,827
		Computers: 1.5%
111,500		Jack Henry & Associates, Inc.	1,819,680
59,000	@	NCR Corp.	469,050
			2,288,730
		Distribution/Wholesale: 1.7%
84,900		Genuine Parts Co.	2,535,114
			2,535,114
		Diversified Financial Services: 1.3%
11,100	@	Affiliated Managers Group, Inc.	462,981
50,500		T. Rowe Price Group, Inc.	1,457,430
			1,920,411
		Electric: 9.7%
117,492		American Electric Power Co., Inc.	2,967,848
218,700		CMS Energy Corp.	2,589,408
31,900		FirstEnergy Corp.	1,231,340
76,019		Pacific Gas & Electric Co.	2,905,446
123,300		Westar Energy, Inc.	2,161,449
151,900		Xcel Energy, Inc.	2,829,897
			14,685,388
		Electronics: 3.8%
74,300		Amphenol Corp.	2,116,807
123,600	@	Arrow Electronics, Inc.	2,355,816
116,000	@@	Tyco Electronics Ltd.	1,280,640
			5,753,263
		Environmental Control: 1.4%
129,017		Republic Services, Inc.	2,212,642
			2,212,642
		Food: 3.5%
41,300		JM Smucker Co.	1,539,251
171,100		Safeway, Inc.	3,454,509
16,800		Sysco Corp.	383,040
			5,376,800

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Gas: 2.1%
107,400		Energen Corp.	$3,128,562
			3,128,562
		Healthcare - Products: 1.4%
31,800		Becton Dickinson & Co.	2,138,232
			2,138,232
		Healthcare - Services: 2.4%
51,500	@	Community Health Systems, Inc.	790,010
89,100	@	Coventry Health Care, Inc.	1,152,954
81,200	@	Lincare Holdings, Inc.	1,770,160
			3,713,124
		Household Products/Wares: 2.2%
28,900		Clorox Co.	1,487,772
58,600		Fortune Brands, Inc.	1,438,630
33,900	@	Jarden Corp.	429,513
			3,355,915
		Insurance: 10.8%
120,250		Assurant, Inc.	2,619,045
124,861		Cincinnati Financial Corp.	2,855,571
31,200	@@	Everest Re Group Ltd.	2,208,960
23,500		Loews Corp.	519,350
361,350		Old Republic International Corp.	3,909,807
166,500		OneBeacon Insurance Group Ltd.	1,608,390
109,400		Principal Financial Group, Inc.	894,892
79,000		WR Berkley Corp.	1,781,450
			16,397,465
		Lodging: 1.2%
110,100		Marriott International, Inc.	1,801,236
			1,801,236
		Media: 2.8%
80,800		Cablevision Systems Corp.	1,045,552
58,400		Scripps Networks Interactive - Class A	1,314,584
5,240		Washington Post	1,871,204
			4,231,340
		Metal Fabricate/Hardware: 1.0%
25,780		Precision Castparts Corp.	1,544,222
			1,544,222
		Mining: 0.5%
16,400	L	Vulcan Materials Co.	726,356
			726,356
		Miscellaneous Manufacturing: 2.7%
87,600		Carlisle Cos., Inc.	1,719,588
29,279		Cooper Industries Ltd.	757,155
30,100		Dover Corp.	794,038
28,200		Illinois Tool Works, Inc.	869,970
			4,140,751
		Oil & Gas: 3.1%
131,400	@	CVR Energy, Inc.	727,956
37,300		Devon Energy Corp.	1,666,937
61,800		EQT Corp.	1,936,194
11,964		Questar Corp.	352,101
			4,683,188
		Packaging & Containers: 1.9%
65,900		Ball Corp.	2,860,060
			2,860,060
		Pharmaceuticals: 1.0%
65,000	@	VCA Antech, Inc.	1,465,750
			1,465,750
		Pipelines: 3.5%
50,387	@	Kinder Morgan Management, LLC	2,053,774
42,200		Oneok, Inc.	954,986
203,297		Williams Cos., Inc.	2,313,520
			5,322,280
		Real Estate: 0.7%
189,250	@@	Brookfield Properties Co.	1,086,295
			1,086,295
		Retail: 7.1%
101,723	@, L	Autonation, Inc.	1,411,915
8,850	@, L	Autozone, Inc.	1,439,187
31,400	@	Bed Bath & Beyond, Inc.	777,150
65,300		Burger King Holdings, Inc.	1,498,635
115,300		Gap, Inc.	1,497,747
87,100		Staples, Inc.	1,577,381
63,400		Tiffany & Co.	1,366,904
47,000		TJX Cos., Inc.	1,205,080
			10,773,999
		Savings & Loans: 1.4%
116,900		People’s United Financial, Inc.	2,100,693
			2,100,693
		Telecommunications: 2.8%
43,600	L	CenturyTel, Inc.	1,226,032
103,900		Telephone & Data Systems, Inc.	2,457,235
78,521		Windstream Corp.	632,879
			4,316,146

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Transportation: 0.8%
87,900	@@	Teekay Shipping Corp.		$1,250,817
				1,250,817
		Water: 0.5%
40,000		American Water Works Co., Inc.		769,600
				769,600
		Total Common Stock
		(Cost $210,537,694)		138,371,218
REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Diversified: 0.9%
42,746		Vornado Realty Trust		1,420,877
				1,420,877
		Health Care: 0.6%
40,700		Ventas, Inc.		920,227
				920,227
		Paper & Related Products: 0.2%
10,366		Rayonier, Inc.		313,261
				313,261
		Shopping Centers: 1.7%
171,600		Kimco Realty Corp.		1,307,592
50,000		Regency Centers Corp.		1,328,500
				2,636,092
		Storage: 0.7%
18,400		Public Storage, Inc.		1,016,600
				1,016,600
		Total Real Estate Investment Trusts
		(Cost $11,566,363)		6,307,057
		Total Long-Term Investments
		(Cost $222,104,057)		144,678,275
SHORT-TERM INVESTMENTS: 10.1%
		Affiliated Mutual Fund: 4.8%
7,294,827		ING Institutional Prime Money Market Fund - Class I		7,294,827
		Total Mutual Fund
		(Cost $7,294,827)		7,294,827

Principal Amount				Value
		Securities Lending Collateral(cc): 5.3%
$8,143,587		Bank of New York Mellon Corp. Institutional Cash Reserves		$8,030,404
		Total Securities Lending Collateral
		(Cost $8,143,587)		8,030,404
		Total Short-Term Investments
		(Cost $15,438,414)		15,325,231
		Total Investments in Securities
		(Cost $237,542,471)*	105.3%	$160,003,506
		Other Assets and Liabilities - Net	(5.3)	(8,090,607)
		Net Assets	100.0%	$151,912,899

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $242,329,364.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,399,705
		Gross Unrealized Depreciation		(83,725,563)
		Net Unrealized Depreciation		$(82,325,858)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$151,973,102	$—
Level 2- Other Significant Observable Inputs	8,030,404	—
Level 3- Significant Unobservable Inputs	—	—
Total	$160,003,506	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Aerospace/Defense: 4.2%
304,230		L-3 Communications Holdings, Inc.	$20,626,794
			20,626,794
		Banks: 0.4%
221,376		Bank of America Corp.	1,509,784
2,646		Goldman Sachs Group, Inc.	280,529
			1,790,313
		Biotechnology: 26.6%
724,270	@	Amgen, Inc.	35,865,850
897,710	@	Biogen Idec, Inc.	47,057,958
719,830	@	Genzyme Corp.	42,750,704
188,420	@	Vertex Pharmaceuticals, Inc.	5,413,307
			131,087,819
		Computers: 2.2%
30,860	@	LaserCard Corp.	75,298
567,120	@	Sandisk Corp.	7,174,068
624,306		Seagate Technology, Inc.	3,752,079
83,100		Seagate Technology, Inc. - Escrow	1
			11,001,446
		Diversified Financial Services: 0.3%
118,750		Cohen & Steers, Inc.	1,325,250
			1,325,250
		Electronics: 1.4%
39,190	@	Dolby Laboratories, Inc.	1,336,771
490,738	@@	Tyco Electronics Ltd.	5,417,748
			6,754,519
		Engineering & Construction: 0.1%
17,870		Fluor Corp.	617,409
			617,409
		Entertainment: 0.0%
9,220	@	Ascent Media Corp.	230,500
			230,500
		Healthcare - Products: 3.4%
212,520	@	BioMimetic Therapeutics, Inc.	1,508,892
466,248	@@	Covidien Ltd.	15,498,084
			17,006,976
		Healthcare - Services: 5.2%
1,223,310		UnitedHealth Group, Inc.	25,603,877
			25,603,877
		Internet: 0.4%
733,175	@	Liberty Media Corp. - Interactive - Class A	2,126,208
			2,126,208
		Iron/Steel: 0.3%
44,480		Nucor Corp.	1,697,802
			1,697,802
		Media: 15.2%
1,199,010		Cablevision Systems Corp.	15,515,189
173,235		CBS Corp. - Class B	665,222
163,090		Comcast Corp. – Class A	2,224,548
1,975,595		Comcast Corp. – Special Class A	25,425,908
92,205	@	Discovery Communications, Inc. - Class A	1,477,124
92,205	@	Discovery Communications, Inc. - Class C	1,350,803
58,146	@	Liberty Global, Inc.	846,606
59,003	@	Liberty Global, Inc. - Series C	833,712
151,735	@	Liberty Media Corp. - Capital Shares A	1,059,110
606,920	@	Liberty Media Corp. - Entertainment	12,108,054
114,445	@	Viacom - Class B	1,989,054
573,690		Walt Disney Co.	10,418,210
89,460		World Wrestling Entertainment, Inc.	1,032,368
			74,945,908
		Mining: 0.2%
26,460		Freeport-McMoRan Copper & Gold, Inc.	1,008,391
			1,008,391
		Miscellaneous Manufacturing: 3.6%
389,280		Pall Corp.	7,952,990
490,738	@@	Tyco International Ltd.	9,598,835
			17,551,825
		Oil & Gas: 9.4%
1,194,195		Anadarko Petroleum Corp.	46,442,244
			46,442,244
		Oil & Gas Services: 7.1%
378,659	@	National Oilwell Varco, Inc.	10,871,300
2,163,050	@	Weatherford International, Ltd.	23,944,964
			34,816,264
		Pharmaceuticals: 8.2%
129,830	@	Alkermes, Inc.	1,574,838
1,275,774	@	Forest Laboratories, Inc.	28,015,997
90,540	@	Isis Pharmaceuticals, Inc.	1,359,005
64,502	@@	Teva Pharmaceutical Industries Ltd. ADR	2,905,815
358,220	@	Valeant Pharmaceuticals International	6,372,734
			40,228,389
		Retail: 0.1%
184,500	@	Charming Shoppes, Inc.	258,300
			258,300

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors: 4.4%
612,190	@	Broadcom Corp.		$12,231,556
111,700	@	Cree, Inc.		2,628,301
82,890	@	DSP Group, Inc.		358,085
425,340		Intel Corp.		6,401,367
				21,619,309
		Software: 2.0%
93,870	@	Advent Software, Inc.		3,126,810
313,930	@	Autodesk, Inc.		5,277,163
90,050		Microsoft Corp.		1,654,219
				10,058,192
		Telecommunications: 0.9%
112,217	@	Arris Group, Inc.		827,039
288,950	@@	Nokia OYJ ADR		3,372,047
				4,199,086
		Total Common Stock
		(Cost $605,546,780)		470,996,821
MUTUAL FUNDS: 0.9%
		Open-End Funds: 0.9%
48,800		Powershares QQQ		1,479,616
158,000		Proshares Ultra Oil & Gas		3,400,160
		Total Mutual Funds
		(Cost $7,366,383)		4,879,776
		Total Long-Term Investments
		(Cost $612,913,163)		475,876,597
SHORT-TERM INVESTMENTS: 3.5%
		Affiliated Mutual Fund: 3.5%
17,191,414		ING Institutional Prime Money Market Fund - Class I		17,191,414
		Total Short-Term Investments
		(Cost $17,346,042)		17,191,414
		Total Investments in Securities
		(Cost $630,259,205)*	100.0%	$493,068,011
		Other Assets and Liabilities - Net	(0.0)	(225,317)
		Net Assets	100.0%	$492,842,694

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $630,630,450.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$26,055,004
		Gross Unrealized Depreciation		(163,462,815)
		Net Unrealized Depreciation		$(137,407,811)

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$493,068,010	$—
Level 2- Other Significant Observable Inputs	123,703	—
Level 3- Significant Unobservable Inputs	—	—
Total	$493,191,713	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Aerospace/Defense: 1.8%
61,100		L-3 Communications Holdings, Inc.	$4,142,580
			4,142,580
		Banks: 7.8%
285,200		Bank of America Corp.	1,945,064
436,100		Citigroup, Inc.	1,103,333
30,750		Goldman Sachs Group, Inc.	3,260,115
147,700		JPMorgan Chase & Co.	3,925,866
134,500		Morgan Stanley	3,062,565
78,800		State Street Corp.	2,425,464
149,900		Wells Fargo & Co.	2,134,576
			17,856,983
		Beverages: 3.3%
342,242	@	Constellation Brands, Inc.	4,072,680
207,300	@	Dr Pepper Snapple Group, Inc.	3,505,443
			7,578,123
		Coal: 2.3%
112,800		Peabody Energy Corp.	2,824,512
107,400		Walter Industries, Inc.	2,456,238
			5,280,750
		Commercial Services: 3.8%
140,850		Lender Processing Services, Inc.	4,311,419
191,100		Moody’s Corp.	4,380,012
			8,691,431
		Computers: 1.9%
90,800	@	Affiliated Computer Services, Inc.	4,348,412
			4,348,412
		Diversified Financial Services: 2.7%
203,300		American Express Co.	2,770,979
255,200		Invesco Ltd.	3,537,072
			6,308,051
		Electric: 3.0%
78,900		FirstEnergy Corp.	3,045,540
213,100	@	NRG Energy, Inc.	3,750,560
			6,796,100
		Electrical Components & Equipment: 2.2%
102,500	@	Energizer Holdings, Inc.	5,093,225
			5,093,225
		Engineering & Construction: 5.1%
261,600	@@	ABB Ltd. ADR	3,646,704
344,500	@@	Chicago Bridge & Iron Co. NV	2,160,015
203,200		KBR, Inc.	2,806,192
228,200	@	McDermott International, Inc.	3,055,598
			11,668,509
		Healthcare - Products: 2.2%
82,400	@@	Covidien Ltd.	2,738,976
66,100	@	Zimmer Holdings, Inc.	2,412,650
			5,151,626
		Healthcare - Services: 3.6%
157,500		Aetna, Inc.	3,831,975
117,300	@	WellPoint, Inc.	4,453,881
			8,285,856
		Home Builders: 0.4%
2,100	@	NVR, Inc.	898,275
			898,275
		Insurance: 4.9%
139,300		Assurant, Inc.	3,033,954
2,300	@	Berkshire Hathaway, Inc. - Class B	6,486,000
72,300		Metlife, Inc.	1,646,271
			11,166,225
		Internet: 1.1%
165,500	@	Symantec Corp.	2,472,570
			2,472,570
		Iron/Steel: 1.4%
102,200		Cliffs Natural Resources, Inc.	1,855,952
62,500		United States Steel Corp.	1,320,625
			3,176,577
		Leisure Time: 1.5%
260,400		Harley-Davidson, Inc.	3,486,756
			3,486,756
		Machinery - Construction & Mining: 1.2%
292,000	@	Terex Corp.	2,701,000
			2,701,000

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Media: 3.2%
194,200		Cablevision Systems Corp.		$2,512,948
215,400		McGraw-Hill Cos., Inc.		4,926,198
				7,439,146
		Mining: 4.6%
113,200		Freeport-McMoRan Copper & Gold, Inc.		4,314,052
225,900	@@	Sterlite Industries India Ltd. ADR		1,597,113
360,000	@@	Teck Cominco Ltd. - Class B		1,998,000
384,300	@@	Xstrata PLC		2,577,864
				10,487,029
		Oil & Gas: 14.0%
133,000	@@	Canadian Natural Resources Ltd.		5,128,480
194,000	@	Denbury Resources, Inc.		2,882,840
57,700		EOG Resources, Inc.		3,159,652
3,300		ExxonMobil Corp.		224,730
127,100		Noble Corp.		3,061,839
199,400	@@	Petroleo Brasileiro SA ADR		6,075,718
145,400	@	Southwestern Energy Co.		4,316,926
117,145	@@	Suncor Energy, Inc.		2,601,790
200,780	@@	Talisman Energy, Inc.		2,108,190
86,550		XTO Energy, Inc.		2,650,161
				32,210,326
		Oil & Gas Services: 2.2%
117,400		Halliburton Co.		1,816,178
116,100	@	National Oilwell Varco, Inc.		3,333,231
				5,149,409
		Pharmaceuticals: 5.1%
84,725		Cardinal Health, Inc.		2,667,143
304,500	@	NBTY, Inc.		4,287,360
134,100	@@	Shire PLC ADR		4,819,554
				11,774,057
		Retail: 5.2%
114,800		Best Buy Co., Inc.		4,357,808
200,600		JC Penney Co., Inc.		4,026,042
414,100		Macy’s, Inc.		3,685,490
				12,069,340
		Semiconductors: 0.7%
116,800	@	International Rectifier Corp.		1,577,968
				1,577,968
		Software: 6.8%
104,200	@, @@	Check Point Software Technologies		2,314,282
255,100		Fidelity National Information Services, Inc.		4,642,820
141,400		IMS Health, Inc.		1,763,258
174,480		Microsoft Corp.		3,205,198
208,310	@	Oracle Corp.		3,764,162
				15,689,720
		Telecommunications: 2.2%
113,900	@@	China Mobile Ltd. ADR		4,956,928
				4,956,928
		Transportation: 0.9%
135,500		DryShips, Inc.		689,695
26,600	@@	Frontline Ltd.		472,841
137,972	@@	Ship Finance International Ltd.		905,096
				2,067,632
		Total Common Stock
		(Cost $336,278,041)		218,524,604
REAL ESTATE INVESTMENT TRUSTS: 1.6%
		Diversified: 0.7%
50,155		Vornado Realty Trust		1,667,152
				1,667,152
		Mortgage: 0.9%
143,300		Annaly Capital Management, Inc.		1,987,571
				1,987,571
		Total Real Estate Investment Trusts
		(Cost $4,629,227)		3,654,723
		Total Investments in Securities
		(Cost $340,907,268)*	96.7%	$222,179,327
		Other Assets and Liabilities - Net	3.3	7,686,942
		Net Assets	100.0%	$229,866,269

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $393,973,651.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,194,805
		Gross Unrealized Depreciation		(173,989,129)
		Net Unrealized Depreciation		$(171,794,324)

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$219,128,622	$—
Level 2- Other Significant Observable Inputs	3,050,705	—
Level 3- Significant Unobservable Inputs	—	—
Total	$222,179,327	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.7%
		Australia: 0.1%
306,885	L	Aristocrat Leisure Ltd.	$730,587
			730,587
		Bermuda: 0.4%
934,900		XL Capital, Ltd.	5,104,554
			5,104,554
		Brazil: 1.6%
233,100	L	Cia de Bebidas das Americas ADR	11,130,525
556,900	L	Empresa Brasileira de Aeronautica SA ADR	7,390,063
			18,520,588
		Canada: 1.0%
519,000	L	Husky Energy, Inc.	11,011,461
			11,011,461
		Finland: 1.0%
577,700		Fortum OYJ	11,003,815
			11,003,815
		France: 5.8%
349,508		LVMH Moet Hennessy Louis Vuitton SA	21,932,250
156,686	@, L	NicOx SA	1,822,383
218,379		Sanofi-Aventis	12,255,710
160,428		Societe Generale	6,275,455
358,584		Technip SA	12,640,662
229,464		Total SA	11,346,886
			66,273,346
		Germany: 6.3%
187,437		Allianz AG	15,770,833
273,922		Bayerische Motoren Werke AG	7,868,707
623,698		SAP AG	21,972,481
457,097		Siemens AG	26,235,100
			71,847,121
		India: 2.4%
1,804,413	@	Dish TV India Ltd.	856,327
66,700		Housing Development Finance Corp.	1,861,292
754,665		Infosys Technologies Ltd.	19,784,943
1,665,038	@	Wire and Wireless India Ltd.	405,634
1,977,076		Zee Telefilms Ltd.	4,154,989
			27,063,185
		Italy: 1.2%
1,204,000	L	Bulgari S.p.A.	5,294,188
192,225	L	Tod’s S.p.A.	8,194,895
			13,489,083
		Japan: 12.6%
80,000		Fanuc Ltd.	5,471,761
623,300		Hoya Corp.	12,404,643
3,448		KDDI Corp.	16,237,116
58,383		Keyence Corp.	11,045,287
98,400		Kyocera Corp.	6,568,106
1,075,000		Mitsubishi Electric Corp.	4,885,413
353,600	L	Murata Manufacturing Co., Ltd.	13,718,747
104,300		Nidec Corp.	4,695,037
37,200		Nintendo Co., Ltd.	10,882,184
246,300		Secom Co., Ltd.	9,119,144
264,771		Seven & I Holdings Co., Ltd.	5,845,366
154,000	L	Shionogi & Co., Ltd.	2,654,462
865,200		Sony Corp.	17,896,212
932		Sony Financial Holdings, Inc.	2,513,601
329,600	L	Sumitomo Mitsui Financial Group, Inc.	11,605,671
299,200		Toyota Motor Corp.	9,503,748
			145,046,498
		Mexico: 3.0%
4,924,700		Fomento Economico Mexicano SA de CV ADR	12,502,098
2,357,500		Grupo Modelo SA	7,139,905
1,055,300		Grupo Televisa SA ADR	14,394,292
			34,036,295
		Netherlands: 2.7%
871,633	L	European Aeronautic Defence and Space Co. NV	10,128,265
754,077		Koninklijke Philips Electronics NV	11,161,989
565,000		TNT NV	9,684,336
			30,974,590
		Norway: 0.5%
404,800		Tandberg ASA	5,950,055
			5,950,055
		Spain: 1.4%
422,800	L	Inditex SA	16,476,116
			16,476,116
		Sweden: 7.2%
1,583,300		Assa Abloy AB	14,816,722
73,725	L	Hennes & Mauritz AB	2,763,961
944,575	L	Investor AB	11,944,396
6,535,320		Telefonaktiebolaget LM Ericsson	52,839,299
			82,364,378
		Switzerland: 5.5%
19,127	@	Basilea Pharmaceutica - Reg	1,191,675
672,854		Credit Suisse Group	20,487,041

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
239,391		Roche Holding AG	$32,856,451
941,597	@	UBS AG - Reg	8,827,703
			63,362,870
		Taiwan: 2.3%
1,471,788		MediaTek, Inc.	13,854,929
8,552,311		Taiwan Semiconductor Manufacturing Co., Ltd.	12,878,507
			26,733,436
		Turkey: 0.5%
505,000	L	Turkcell Iletisim Hizmet AS ADR	6,206,450
			6,206,450
		United Kingdom: 8.2%
688,590		3i Group PLC	2,680,572
234,300		BP PLC ADR	9,395,430
1,006,788		Burberry Group PLC	4,060,643
1,305,898		Cadbury PLC	9,850,352
609,559		Diageo PLC	6,806,824
1,613,952		HSBC Holdings PLC	8,906,749
1,758,376		Prudential PLC	8,524,420
385,356		Reckitt Benckiser PLC	14,458,376
2,937,330		Tesco PLC	14,033,786
172,860		Unilever PLC	3,268,725
6,747,116		Vodafone Group PLC	11,763,249
			93,749,126
		United States: 34.0%
308,400		3M Co.	15,333,648
802,483	@	Adobe Systems, Inc.	17,165,111
560,200		Aetna, Inc.	13,629,666
380,100		Aflac, Inc.	7,358,736
815,800		Altera Corp.	14,317,290
519,400		Automatic Data Processing, Inc.	18,262,104
155,200		Boeing Co.	5,522,016
749,100		Carnival Corp.	16,180,560
250,000		Colgate-Palmolive Co.	14,745,000
1,127,800		Corning, Inc.	14,965,906
1,355,800	@	eBay, Inc.	17,028,848
297,400		Emerson Electric Co.	8,499,692
212,700	@, L	InterMune, Inc.	3,496,788
267,300		International Game Technology	2,464,506
932,800	@	Intuit, Inc.	25,185,600
1,419,200	@	Juniper Networks, Inc.	21,373,152
230,300		Linear Technology Corp.	5,292,294
110,500		Lockheed Martin Corp.	7,627,815
824,000		Maxim Integrated Products	10,885,040
364,700		McDonald’s Corp.	19,901,679
1,202,500		Microsoft Corp.	22,089,925
272,400		Raytheon Co.	10,607,256
133,000	@	Regeneron Pharmaceuticals, Inc.	1,843,380
49,300		Schering-Plough Corp.	1,161,015
464,854	@	Seattle Genetics, Inc.	4,583,460
391,900	@	Shuffle Master, Inc.	1,124,753
8,269,739	@, L	Sirius XM Radio, Inc.	2,894,409
1,762,300	@	SLM Corp.	8,723,385
38,700		State Street Corp.	1,191,186
328,400	@, L	Theravance, Inc.	5,582,800
559,100		Tiffany & Co.	12,054,196
232,879	@	Transocean, Ltd.	13,702,600
431,100		Wal-Mart Stores, Inc.	22,460,310
816,400		Walt Disney Co.	14,825,824
186,600	@	WellPoint, Inc.	7,085,202
41,600	@	Zimmer Holdings, Inc.	1,518,400
			390,683,552
		Total Common Stock
		(Cost $1,598,722,177)	1,120,627,106
PREFERRED STOCK: 0.5%
		Germany: 0.5%
298,385		Bayerische Motoren Werke AG	5,163,121
		Total Preferred Stock
		(Cost $9,602,626)	5,163,121
RIGHTS: 0.1%
		United Kingdom: 0.1%
665,146	L	HSBC Holdings PLC	1,244,370
		Total Rights
		(Cost $-)	1,244,370

Principal Amount			Value
CONVERTIBLE BONDS: 0.1%
		United States: 0.1%
$1,890,000		Theravance, Inc., 3.000%, due 01/15/15	$1,481,288
		Total Convertible Bonds
		(Cost $1,890,000)	1,481,288
		Total Long-Term Investments
		(Cost $1,610,214,803)	1,128,515,885

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 11.0%
		Affiliated Mutual Fund: 1.3%
14,941,295		ING Institutional Prime Money Market Fund - Class I		$14,941,295
		Total Mutual Fund
		(Cost $14,941,295)		14,941,295

Principal Amount				Value
		Securities Lending Collateral(cc): 9.7%
$111,937,805		Bank of New York Mellon Corp. Institutional Cash Reserves		$111,173,635
		Total Securities Lending Collateral
		(Cost $111,937,805)		111,173,635
		Total Short-Term Investments
		(Cost $126,879,100)		126,114,930
		Total Investments in Securities
		(Cost $1,737,093,903)*	109.4%	$1,254,630,815
		Other Assets and Liabilities - Net	(9.4)	(107,306,150)
		Net Assets	100.0%	$1,147,324,665

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $1,757,039,548.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$34,813,568
		Gross Unrealized Depreciation		(537,222,301)
		Net Unrealized Depreciation		$(502,408,733)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	3.6%
Apparel	1.1
Auto Manufacturers	2.0
Banks	5.1
Beverages	3.3
Biotechnology	1.1
Commercial Services	2.4
Computers	1.7
Cosmetics/Personal Care	1.3
Diversified Financial Services	0.9
Electric	1.0
Electrical Components & Equipment	1.2
Electronics	5.2
Entertainment	0.4
Food	2.4
Healthcare - Products	0.1
Healthcare - Services	1.8
Holding Companies - Diversified	1.9
Home Furnishings	1.6
Household Products/Wares	1.3
Insurance	3.4
Internet	1.5
Investment Companies	1.0
Leisure Time	1.4
Machinery - Diversified	0.5
Media	3.3
Metal Fabricate/Hardware	1.3
Miscellaneous Manufacturing	3.6
Oil & Gas	4.0
Oil & Gas Services	1.1
Pharmaceuticals	4.8
Retail	7.4
Semiconductors	5.0
Software	7.5
Telecommunications	11.3
Toys/Games/Hobbies	0.9
Transportation	0.8
Venture Capital	0.2
Short-Term Investments	11.0
Other Assets and Liabilities - Net	(9.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$491,143,995	$—
Level 2- Other Significant Observable Inputs	763,486,820	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,254,630,815	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 26.2%
			Advertising: 0.1%
$485,000		C, L	Lamar Media Corp., 7.250%, due 01/01/13	$420,131
				420,131
			Aerospace/Defense: 0.4%
	130,000	C, S	Alliant Techsystems, Inc., 6.750%, due 04/01/16	124,150
	160,000	C, S	BE Aerospace, Inc., 8.500%, due 07/01/18	133,800
	229,000	C, S	Boeing Co., 5.000%, due 03/15/14	234,994
	385,000	C, S	L-3 Communications Corp., 5.875%, due 01/15/15	359,013
	175,000	C, S	L-3 Communications Corp., 6.375%, due 10/15/15	165,813
	368,000	C, S	United Technologies Corp., 6.125%, due 02/01/19	396,898
	163,000	C, S	United Technologies Corp., 6.125%, due 07/15/38	166,051
				1,580,719
			Agriculture: 0.1%
	242,000	S	Altria Group, Inc., 9.700%, due 11/10/18	263,835
	300,000	@@, #, C	MHP SA, 10.250%, due 11/30/11	106,500
	283,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	281,686
				652,021
			Apparel: 0.1%
	475,000	C, S	Levi Strauss & Co., 9.750%, due 01/15/15	410,875
				410,875
			Auto Manufacturers: 0.2%
	134,000	S	Daimler Finance NA, LLC, 5.750%, due 09/08/11	126,707
	239,000	S	Daimler Finance NA, LLC, 5.875%, due 03/15/11	228,875
	240,000	S	Ford Motor Co., 6.500%, due 08/01/18	70,800
	1,155,000	S	Ford Motor Co., 7.450%, due 07/16/31	372,488
	1,370,000	C, S	General Motors Corp., 8.375%, due 07/15/33	171,250
				970,120
			Auto Parts & Equipment: 0.2%
	210,000	C, S, L	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	173,250
	145,000	C, S, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	112,375
	1,790,000	C, S	Lear Corp., 8.750%, due 12/01/16	375,900
				661,525
			Banks: 5.5%
	930,000	@@, #, S	Banco BMG SA, 9.150%, due 01/15/16	646,350
	305,000	@@, #, C, S	Banco de Credito del Peru, 6.950%, due 11/07/21	282,125
	241,000	@@, #, S	Banco Hipotecario SA, 9.750%, due 04/27/16	78,325
MXN	1,007,479	@@	Banco Invex SA, 6.450%, due 03/13/34	266,753
$445,000		S	Bank of America Corp., 4.900%, due 05/01/13	400,095
	1,155,000	S	Bank of America Corp., 5.650%, due 05/01/18	965,207
EUR	1,380,000	@@	Bank of Scotland PLC, 4.375%, due 07/13/16	1,723,266
EUR	755,000	@@	Bank of Scotland PLC, 4.500%, due 07/13/21	882,256
$820,000		@@, C, S	Barclays Bank PLC, 6.278%, due 12/29/49	280,547
	189,000	S	Capital One Financial Corp., 6.750%, due 09/15/17	157,927
	1,712,000	S	Citigroup, Inc., 5.500%, due 04/11/13	1,505,423
	232,000	S	Citigroup, Inc., 6.500%, due 08/19/13	213,385
	933,000	@@, S	Credit Suisse New York, 5.000%, due 05/15/13	902,365
	204,000	@@, S	Deutsche Bank AG/London, 4.875%, due 05/20/13	200,280
	1,135,000	#, S	General Motors Acceptance Corp., 8.000%, due 11/01/31	546,945
	1,060,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	969,842
	664,000	S	Goldman Sachs Group, Inc., 7.500%, due 02/15/19	663,689
	366,000	@@, S	HSBC Holdings PLC, 6.800%, due 06/01/38	331,469
	210,000	@@, #, S	HSBK Europe BV, 7.250%, due 05/03/17	101,850
	2,550,000	@@, #, S	HSBK Europe BV, 9.250%, due 10/16/13	1,402,500
	1,000,000	@@, #, C, S	ICICI Bank Ltd., 6.375%, due 04/30/22	563,764
	1,314,000	S	JPMorgan Chase & Co., 6.400%, due 05/15/38	1,292,588
	440,000	@@, S	Korea Development Bank, 8.000%, due 01/23/14	453,064
	360,000	@@, #, S	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	349,200
	200,000	@@, #, C, S	Lloyds Banking Group PLC, 6.413%, due 10/01/35	46,042
	1,531,000	S	Morgan Stanley, 6.000%, due 04/28/15	1,447,241
	191,000	@@	UBS AG, 5.750%, due 04/25/18	160,031
	1,100,000	@@, #, S	VTB Capital SA, 6.875%, due 05/29/18	830,500
	2,365,000	@@, C	VTB Capital SA for Vneshtorgbank, 6.315%, due 02/04/15	1,555,503
	1,092,000	S	Wells Fargo & Co., 5.250%, due 10/23/12	1,061,956
EUR	1,388,000		WM Covered Bond Program, 3.875%, due 09/27/11	1,738,521
EUR	1,675,000		WM Covered Bond Program, 4.000%, due 09/27/16	1,866,310
				23,885,319
			Beverages: 0.2%
BRL	860,000	@@, #, S	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	303,998
$130,000		C, S	Constellation Brands, Inc., 8.125%, due 01/15/12	130,650
	223,000	@@, C, S	Diageo Capital PLC, 7.375%, due 01/15/14	245,261
	213,000	C, S	PepsiCo, Inc., 7.900%, due 11/01/18	262,164
				942,073
			Biotechnology: 0.0%
	205,000	C, S	Amgen, Inc., 5.700%, due 02/01/19	208,600
				208,600
			Building Materials: 0.0%
	460,000	C, S	Nortek, Inc., 8.500%, due 09/01/14	48,300
	900,000	C, S, L	NTK Holdings, Inc., 0.000%, due 03/01/14	58,500
				106,800

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Chemicals: 0.3% (continued)
	$800,000	@@, #, C, S	Braskem Finance Ltd., 7.250%, due 06/05/18	$588,000
	221,000	C, S	EI Du Pont de Nemours & Co., 5.750%, due 03/15/19	217,441
	218,000	C, S	EI Du Pont de Nemours & Co., 6.000%, due 07/15/18	219,286
	1,415,000	C, S	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	272,388
	190,000	C, S	Nalco Co., 7.750%, due 11/15/11	188,100
				1,485,215
			Coal: 0.0%
	120,000	C, S	Massey Energy Co., 6.875%, due 12/15/13	105,000
				105,000
			Commercial Services: 0.4%
	1,510,000	C, S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	385,050
	755,000	C, S	Hertz Corp., 10.500%, due 01/01/16	332,200
	250,000	C, S	Iron Mountain, Inc., 8.625%, due 04/01/13	251,250
	170,000	C, S	Service Corp. International, 6.750%, due 04/01/15	150,450
	860,000	C, S	United Rentals North America, Inc., 7.000%, due 02/15/14	438,600
				1,557,550
			Computers: 0.1%
	160,000	C, S	Hewlett-Packard Co., 6.125%, due 03/01/14	170,573
	346,000	C, S	International Business Machines Corp., 8.000%, due 10/15/38	412,459
				583,032
			Cosmetics/Personal Care: 0.1%
	430,000	C, S	Elizabeth Arden, Inc., 7.750%, due 01/15/14	307,450
	89,000	C, S	Procter & Gamble Co., 4.700%, due 02/15/19	89,948
				397,398
			Diversified Financial Services: 2.6%
	268,000	S	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	259,462
	332,000	S	American Express Credit Corp., 5.875%, due 05/02/13	291,743
	356,000	S	American Express Credit Corp., 7.300%, due 08/20/13	330,759
	1,500,000	@@, S	Astana Finance, 9.160%, due 03/14/12	345,000
	893,492	@@, #, C	Autopistas Del Nordeste, 9.390%, due 04/15/24	433,344
EUR	310,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	366,499
RUB	7,800,000	@@	Bank of Moscow, 7.250%, due 11/25/09	218,539
$641,000		S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	663,046
	540,000	@@, #, C, S	C10 Capital, Ltd., 6.722%, due 12/31/49	189,379
	427,000	S	Caterpillar Financial Services, 7.150%, due 02/15/19	391,222
	575,000	#, C, S	CCM Merger, Inc., 8.000%, due 08/01/13	238,625
	493,000	S	CIT Group, Inc., 7.625%, due 11/30/12	363,129
	206,000	S	Countrywide Financial Corp., 5.800%, due 06/07/12	179,022
	270,000	S	Ford Motor Credit Co., LLC, 9.750%, due 09/15/10	222,182
	398,000	L	General Electric Capital Corp., 4.800%, due 05/01/13	373,331
	539,000	S	General Electric Capital Corp., 5.400%, due 09/20/13	512,357
	668,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	546,322
	355,000	C, S	Goldman Sachs Group, Inc., 6.345%, due 02/15/34	210,054
	600,000	C, S	HSBC Finance Capital Trust IX, 5.911%, due 11/30/35	120,210
	223,000	S	HSBC Finance Corp., 4.750%, due 07/15/13	164,529
	248,000	S	HSBC Finance Corp., 5.700%, due 06/01/11	210,607
	1,430,266	@@, #	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,051,246
	281,000	S	International Lease Finance Corp., 6.375%, due 03/25/13	155,398
	222,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	123,071
	300,000	@@, #, C, S	ISA Capital do Brasil SA, 8.800%, due 01/30/17	270,000
MXN	573,909	@@	JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	110,074
RUB	7,600,000	@@, C	JSC RosBank, 8.000%, due 09/30/09	205,090
$755,000		±, C, S	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	76
	1,206,000	S	Merrill Lynch & Co., Inc., 7.750%, due 05/14/38	717,290
	134,000	C, S	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	155,377
	480,000	C, L	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	338,400
	705,000	S	SLM Corp., 4.500%, due 07/26/10	528,899
	420,000	C, S	SLM Corp., 8.450%, due 06/15/18	227,139
	785,000	@@, +, S	Tiers Trust, 0.000%, due 06/15/97	261,097
	340,000	@@, #	TransCapitalInvest Ltd for OJSC AK Transneft, 5.670%, due 03/05/14	273,979
	460,000	+, C, S	Vanguard Health Holding Co. I, LLC, 0.000%, due 10/01/15	384,100
				11,430,597
			Electric: 1.9%
	160,000	#, C, S	AES Corp., 8.750%, due 05/15/13	158,400
	135,000	@@, #, C, S	AES Panama SA, 6.350%, due 12/21/16	121,323
	428,000	C, S	Consolidated Edison Co. of New York, Inc., 7.125%, due 12/01/18	456,051
	202,000	C, S	Dominion Resources, Inc., 6.400%, due 06/15/18	201,823
	244,000	C, S	Duke Energy Carolinas, LLC, 7.000%, due 11/15/18	280,659
	325,000	C, S	Duke Energy Corp., 6.300%, due 02/01/14	333,056
	490,000	C, S	Edison Mission Energy, 7.000%, due 05/15/17	360,150
	250,000	@@, #, C, S	EEB International Ltd., 8.750%, due 10/31/14	233,750
BRL	475,000	@@, #, S	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	212,954
$490,000		C, S	Energy Future Holdings, 10.875%, due 11/01/17	318,500
	150,000	C, S	FPL Group Capital, Inc., 6.000%, due 03/01/19	153,808
	133,000	C, S	Georgia Power Co., 5.950%, due 02/01/39	131,250
	1,365,000	@@, #, C, S	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,372,495
	465,000	@@, #, S	Majapahit Holding BV, 7.250%, due 10/17/11	427,800
	480,000	@@, #, S	Majapahit Holding BV, 7.750%, due 10/17/16	355,200
	488,000	C, S	Midamerican Energy Holdings Co., 5.750%, due 04/01/18	480,908
	250,000	C, S	Mirant North America, LLC, 7.375%, due 12/31/13	227,500
PHP	23,800,000	@@	National Power Corp., 5.875%, due 12/19/16	435,861
$295,000		C, S	NRG Energy, Inc., 7.375%, due 02/01/16	275,088

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$240,000	C, S	NRG Energy, Inc., 7.375%, due 01/15/17	$223,800
401,000	C, S	Pacific Gas & Electric Co., 6.250%, due 12/01/13	429,260
218,000	C, S	Pacific Gas & Electric Co., 8.250%, due 10/15/18	257,371
55,000	C, S	Reliant Energy, Inc., 7.625%, due 06/15/14	44,825
540,000	C, S, L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	272,700
353,000	S	Virginia Electric and Power Co., 8.875%, due 11/15/38	432,849
			8,197,381
		Entertainment: 0.7%
130,000	C, S	AMC Entertainment, Inc., 8.000%, due 03/01/14	107,250
285,000	C, S	Cinemark, Inc., 9.750%, due 03/15/14	270,038
850,000	#, ±, C, S	Greektown Holdings, LLC, 10.750%, due 12/01/13	46,750
657,000	C, S, L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	390,915
305,000	+, C, S	Marquee Holdings, Inc., 12.000%, due 08/15/14	215,025
1,065,000	#, C, S	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	186,375
470,000	C, S	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	204,450
1,085,000	C, S, L	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	325,500
465,000	C, S	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	409,200
250,000	#, C, S	Pokagon Gaming Authority, 10.375%, due 06/15/14	208,750
255,000	C, S	Warner Music Group, 7.375%, due 04/15/14	176,588
800,000	+, C, S	WMG Holdings Corp., 0.000%, due 12/15/14	292,000
			2,832,841
		Environmental Control: 0.1%
650,000	C, S	Allied Waste North America, Inc., 7.375%, due 04/15/14	616,508
			616,508
		Food: 0.4%
300,000	C, L	Dean Foods Co., 7.000%, due 06/01/16	286,500
590,000	C, S	Delhaize America, Inc., 9.000%, due 04/15/31	628,631
95,000	C, S	Dole Foods Co., 8.875%, due 03/15/11	81,463
447,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	448,767
41,000	S	Kraft Foods, Inc., 6.125%, due 08/23/18	41,171
223,000	C, S	Kroger Co., 7.500%, due 01/15/14	247,684
205,000	S	Smithfield Foods, Inc., 7.000%, due 08/01/11	158,875
			1,893,091
		Forest Products & Paper: 0.1%
915,000	C, S	NewPage Corp., 10.000%, due 05/01/12	322,538
			322,538
		Hand/Machine Tools: 0.0%
65,000	C, S	Baldor Electric Co., 8.625%, due 02/15/17	51,838
			51,838
		Healthcare - Products: 0.2%
415,000	C, S	DJO Finance,LLC/DJO Finance Corp., 10.875%, due 11/15/14	309,175
155,000	@@, S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	157,713
241,000	C, S	Johnson & Johnson, 5.850%, due 07/15/38	252,279
265,000	&, C, S	Universal Hospital Services, Inc., 8.500%, due 06/01/15	237,175
			956,342
		Healthcare - Services: 0.6%
290,000	C, S	Community Health Systems, Inc., 8.875%, due 07/15/15	275,500
320,000	C, S	DaVita, Inc., 6.625%, due 03/15/13	312,000
600,000	C, S	HCA, Inc., 6.375%, due 01/15/15	396,000
315,000	C, S	Healthsouth Corp., 10.750%, due 06/15/16	310,275
535,000	C, S	Select Medical Corp., 7.625%, due 02/01/15	349,088
257,000	C, S	UnitedHealth Group, Inc., 6.875%, due 02/15/38	228,637
363,000	&, C, S	US Oncology Holdings, Inc., 6.904%, due 03/15/12	219,615
210,000	C, S	US Oncology, Inc., 9.000%, due 08/15/12	204,750
240,000	C, S	WellPoint, Inc., 6.375%, due 06/15/37	207,359
			2,503,224
		Home Builders: 0.2%
480,000	C, S	Centex Corp., 5.800%, due 09/15/09	475,200
160,000	C, S	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	42,400
460,000	C, S, L	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	163,300
330,000	C, S	Toll Corp., 8.250%, due 12/01/11	321,750
25,000	C, S	William Lyon Homes, Inc., 7.500%, due 02/15/14	4,375
235,000	C, S	William Lyon Homes, Inc., 10.750%, due 04/01/13	41,125
			1,048,150
		Household Products/Wares: 0.1%
355,000	C, L	Jarden Corp., 7.500%, due 05/01/17	287,550
			287,550
		Insurance: 0.2%
609,000	#, S	American International Group, Inc., 8.250%, due 08/15/18	260,888
412,000	C, S	Berkshire Hathaway Finance, 5.000%, due 08/15/13	424,093
206,000	C, S	Metlife, Inc., 6.817%, due 08/15/18	177,151
201,000	S	Prudential Financial, Inc., 5.150%, due 01/15/13	149,520
			1,011,652
		Iron/Steel: 0.2%
870,000	@@, #, S	Steel Capital SA for OAO Severstal, 9.750%, due 07/29/13	569,850
320,000	S	Steel Dynamics, Inc., 7.375%, due 11/01/12	251,200
			821,050
		Leisure Time: 0.1%
290,000	C, S	Leslie’s Poolmart, 7.750%, due 02/01/13	245,050
365,000	C, S	Travelport, LLC, 11.875%, due 09/01/16	109,500
			354,550
		Lodging: 0.3%
855,000	C, S, L	Caesars Entertainment, Inc., 7.875%, due 03/15/10	346,275
1,165,000	C, S	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	227,175

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Lodging (continued)
	$905,000	C, S, L	MGM Mirage, Inc., 8.375%, due 02/01/11	$99,550
	2,145,000	C, S	Station Casinos, Inc., 6.500%, due 02/01/14	117,975
	425,000	±, C, S	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	36,125
	785,000	C, S, L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	596,600
				1,423,700
			Machinery - Diversified: 0.2%
	1,090,000	C, S	Case New Holland, Inc., 7.125%, due 03/01/14	806,600
				806,600
			Media: 1.0%
	270,000	C, S	Allbritton Communications Co., 7.750%, due 12/15/12	101,250
	645,000	±, C, S	CCH I, LLC, 11.000%, due 10/01/15	72,563
	673,000	C, S	Comcast Corp., 5.700%, due 05/15/18	632,337
	205,000	S	CSC Holdings, Inc., 7.625%, due 04/01/11	204,488
	540,000	C, S	Echostar DBS Corp., 6.375%, due 10/01/11	522,450
	465,000	±, C, S	Idearc, Inc., 8.000%, due 11/15/16	14,531
	655,000	C, L	LIN Television Corp., 6.500%, due 05/15/13	343,875
	860,000	C, S	Medianews Group, Inc., 6.875%, due 10/01/13	23,650
	364,000	C, S	News America, Inc., 6.150%, due 03/01/37	266,128
	760,000	C, S	R.H. Donnelley Corp., 6.875%, due 01/15/13	45,600
	260,000	C, L	Radio One, Inc., 8.875%, due 07/01/11	83,200
	315,000	#, C, S	Rainbow National Services, LLC, 8.750%, due 09/01/12	316,575
	870,000	C, S, L	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	476,325
	400,000	C, S	Time Warner Cable, Inc., 6.200%, due 07/01/13	389,752
	161,000	C, S	Time Warner Cable, Inc., 8.750%, due 02/14/19	171,238
	222,000	C, S	Time Warner, Inc., 6.500%, due 11/15/36	183,120
	350,000	@@, #, C, S	Videotron Ltd., 9.125%, due 04/15/18	357,437
	156,000	C, S	Walt Disney Company, 4.500%, due 12/15/13	159,607
				4,364,126
			Mining: 1.1%
	122,000	C, S	Alcoa, Inc., 6.000%, due 07/15/13	97,463
	333,000	C, S	Alcoa, Inc., 6.750%, due 07/15/18	224,378
	3,120,000	@@, #, S, L	ALROSA Finance SA, 8.875%, due 11/17/14	2,228,000
	114,000	@@, S	BHP Billiton Finance Ltd., 6.500%, due 04/01/19	115,709
	740,000	C, S	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	688,200
	700,000	@@, C, S	Novelis, Inc., 7.250%, due 02/15/15	283,500
	2,020,000	@@, #, C, S	Vedanta Resources PLC, 9.500%, due 07/18/18	1,282,700
				4,919,950
			Miscellaneous Manufacturing: 0.4%
	100,000	@@, #, C, S	Bombardier, Inc., 6.300%, due 05/01/14	71,000
	1,052,000	S	General Electric Co., 5.250%, due 12/06/17	974,553
	312,000	C, S	Honeywell International, Inc., 5.000%, due 02/15/19	312,105
	220,000	C, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	135,300
	169,000	@@, C, S	Tyco International Finance, 8.500%, due 01/15/19	174,729
				1,667,687
			Municipal: 0.2%
	1,190,000	@@, #, S	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	585,004
COP	516,000,000	@@, #	Santa Fe de Bogota DC, 9.750%, due 07/26/28	171,723
				756,727
			Office/Business Equipment: 0.1%
$302,000		C, S	Xerox Corp., 5.650%, due 05/15/13	252,645
				252,645
			Oil & Gas: 2.6%
	179,000	C, S	Anadarko Petroleum Corp., 5.950%, due 09/15/16	154,391
	244,000	C, S	Anadarko Petroleum Corp., 7.625%, due 03/15/14	242,683
	535,000	#, C, S	Atlas Energy Resources LLC, 10.750%, due 02/01/18	393,225
	250,000	C, S	Berry Petroleum Co., 8.250%, due 11/01/16	138,750
	555,000	C, S	ConocoPhillips, 6.500%, due 02/01/39	543,142
	475,000	C, S	Denbury Resources, Inc., 7.500%, due 12/15/15	415,625
	326,000	C, S	Devon Energy Corp., 6.300%, due 01/15/19	318,642
	1,710,000	@@, #, C, S	Gaz Capital SA, 7.288%, due 08/16/37	1,111,500
	980,000	@@, #, S	Gaz Capital SA, 7.510%, due 07/31/13	855,050
	560,000	@@, #, C, S	Gaz Capital SA, 8.146%, due 04/11/18	462,000
	710,000	@@, #, S	Gaz Capital SA, 8.625%, due 04/28/34	631,900
	2,480,000	@@, #, S	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	1,835,200
	1,130,000	@@, C, S	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	796,650
	990,000	@@, C, S	Petrobras International Finance Co., 5.875%, due 03/01/18	925,920
	550,000	@@, C	Petrobras International Finance Co., 7.875%, due 03/15/19	572,660
	550,000	@@, C	Petroleos Mexicanos, 8.000%, due 05/03/19	539,000
	475,000	C, S	Quicksilver Resources, Inc., 7.125%, due 04/01/16	228,000
	125,000	C, S	Quicksilver Resources, Inc., 8.250%, due 08/01/15	81,250
	259,000	@@, C, S	Shell International Finance BV, 6.375%, due 12/15/38	273,666
	490,360	@@, #, S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	389,836
	226,000	C, S	XTO Energy, Inc., 5.500%, due 06/15/18	210,288
	316,000	C, S	XTO Energy, Inc., 6.500%, due 12/15/18	314,503
				11,433,881
			Oil & Gas Services: 0.2%
	830,000	#, C, S	Helix Energy Solutions Group, Inc., 9.500%, due 01/15/16	493,850
	470,000	C, S	Key Energy Services, Inc., 8.375%, due 12/01/14	298,450
				792,300
			Packaging & Containers: 0.4%
	570,000	C, S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	322,050
	475,000	C, S	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	479,750
	515,000	C, S	Graham Packaging Co., Inc., 9.875%, due 10/15/14	334,750
	465,000	C, S	Graphic Packaging International Corp., 8.500%, due 08/15/11	404,550
				1,541,100

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Pharmaceuticals: 0.4%
	$90,000	C, S	Abbott Laboratories, 5.125%, due 04/01/19	$90,691
	221,000	C, S	Abbott Laboratories, 5.600%, due 11/30/17	233,952
	274,000	@@, C, S	AstraZeneca PLC, 6.450%, due 09/15/37	285,157
	163,000	C, S	Bristol-Myers Squibb Co., 6.125%, due 05/01/38	163,210
	860,000	C, S	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	210,700
	379,000	C, S	GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	384,007
	190,000	C, S	Pfizer, Inc., 7.200%, due 03/15/39	204,410
	61,000	C, S	Wyeth, 5.950%, due 04/01/37	57,635
				1,629,762
			Pipelines: 0.6%
	295,000	C, S	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	169,625
	213,000	C, S	Enterprise Products Operating L.P., 6.500%, due 01/31/19	196,058
	1,270,000	C, S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	851,921
	121	#, C, S	Kern River Funding Corp., 4.893%, due 04/30/18	116
	257,000	C, S	Kinder Morgan Energy Partners LP, 6.000%, due 02/01/17	241,737
	335,000	C, S	Kinder Morgan Energy Partners LP, 7.300%, due 08/15/33	303,534
	300,000	@@, C	Trans-Canada Pipelines, 7.625%, due 01/15/39	297,506
	425,000	C, S	Williams Cos., Inc., 8.750%, due 03/15/32	386,582
				2,447,079
			Real Estate: 0.1%
	303,000	C, S	Simon Property Group L.P., 5.300%, due 05/30/13	247,626
				247,626
			Retail: 0.8%
	610,000	C, S	Albertson’s, Inc., 8.000%, due 05/01/31	501,725
	1,830,000	C, S, L	Claire’s Stores, Inc., 10.500%, due 06/01/17	484,950
	178,000	C, S	CVS Caremark Corp., 5.750%, due 06/01/17	173,857
	255,000	C, S	GSC Holdings Corp., 8.000%, due 10/01/12	258,825
	426,000	C, S	Home Depot, Inc., 5.875%, due 12/16/36	302,527
	89,000	C, S	McDonald’s Corp., 5.000%, due 02/01/19	92,746
	240,000	C, S, L	Sally Holdings, LLC, 9.250%, due 11/15/14	228,600
	175,000	C, S	Sally Holdings, LLC, 10.500%, due 11/15/16	154,000
	445,000	C, S	Target Corp., 6.000%, due 01/15/18	447,693
	400,000	S	Wal-Mart Stores, Inc., 5.800%, due 02/15/18	438,063
	345,000	S	Wal-Mart Stores, Inc., 6.200%, due 04/15/38	349,893
				3,432,879
			Software: 0.1%
	221,000	C, S	Oracle Corp., 5.750%, due 04/15/18	231,046
				231,046
			Telecommunications: 2.3%
MXN	8,400,000	@@	America Movil SAB de CV, 8.460%, due 12/18/36	428,198
$255,000		C, S	American Tower Corp., 7.500%, due 05/01/12	257,550
	599,000	C, S	AT&T, Inc., 6.700%, due 11/15/13	640,400
	166,000	C, S	BellSouth Corp., 5.200%, due 12/15/16	162,782
	218,000	@@, C, S	British Telecommunications PLC, 5.150%, due 01/15/13	202,497
	222,000	S	Cisco Systems, Inc., 4.950%, due 02/15/19	218,839
	282,000	@@, C, S	Deutsche Telekom International Finance BV, 6.750%, due 08/20/18	283,702
	855,000	#, C, S	Fairpoint Communications, Inc., 13.125%, due 04/01/18	166,725
	173,000	@@, C, S	France Telecom SA, 7.750%, due 03/01/11	185,364
	725,000	C, S	Frontier Communications Co., 6.250%, due 01/15/13	660,656
	282,000	C, S	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	307,648
	845,000	C, S	Nextel Communications, Inc., 7.375%, due 08/01/15	452,075
	195,000	@@, C, S	NTL Cable PLC, 8.750%, due 04/15/14	185,250
	400,000	@@, C, S	NTL Cable PLC, 9.125%, due 08/15/16	374,000
	655,000	C, S	Qwest Corp., 8.875%, due 03/15/12	650,088
	1,440,000	C, S	Sprint Capital Corp., 8.750%, due 03/15/32	972,000
	302,000	@@, C, S	Telecom Italia Capital SA, 7.721%, due 06/04/38	251,826
PEN	1,194,600	@@, #	Telefonica del Peru SAA, 8.000%, due 04/11/16	348,446
$268,000		@@, C, S	Telefonica Emisones SAU, 5.855%, due 02/04/13	277,751
	223,000	C, S	Verizon Communications, Inc., 6.900%, due 04/15/38	216,341
	578,000	C, S	Verizon Communications, Inc., 8.950%, due 03/01/39	666,133
	343,000	#, C, S	Verizon Wireless, 8.500%, due 11/15/18	392,477
	1,130,000	@@, #, S	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	700,600
	313,000	@@, C, S	Vodafone Group PLC, 5.625%, due 02/27/17	310,700
	380,000	C, S	Windstream Corp., 8.125%, due 08/01/13	376,200
	240,000	C, S	Windstream Corp., 8.625%, due 08/01/16	237,000
				9,925,248
			Transportation: 0.3%
	56,000	C, S	Burlington Northern Santa Fe Corp., 5.750%, due 03/15/18	55,363
	222,000	C, S	CSX Corp., 6.250%, due 04/01/15	202,055
	480,000	#, C, S	Panama Canal Railway Co., 7.000%, due 11/01/26	252,000
	570,000	@@, #, C	TGI International Ltd., 9.500%, due 10/03/17	494,475
	222,000	C, S	Union Pacific Corp., 7.875%, due 01/15/19	245,250
	49,000	C, S	United Parcel Service, 5.125%, due 04/01/19	49,418
	191,000	C, S	United Parcel Service, 5.500%, due 01/15/18	198,463
				1,497,024
			Total Corporate Bonds/Notes
			(Cost $145,934,860)	113,663,070
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.7%
			Federal Home Loan Bank: 0.4%
	1,490,000	S	3.625%, due 10/18/13	1,555,763
				1,555,763

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation##: 2.8%
$236,872	C, S	1.006%, due 02/15/29	$233,828
694,257	C, S	1.056%, due 03/15/32-01/15/33	683,256
219,492	C, S	1.506%, due 08/15/31-02/15/32	217,893
379,029	C, S	1.556%, due 02/15/32-03/15/32	379,086
94,003	C, S	3.500%, due 10/15/22-09/15/25	94,214
13,461	C, S	4.000%, due 05/15/24	13,457
3,161,745	C, S	5.000%, due 09/15/23-03/15/35	3,323,755
985,188	S	5.000%, due 01/01/20-12/01/34	1,021,786
329,498	C, S	5.500%, due 11/15/25	335,401
899,222	S	5.500%, due 01/01/18-12/01/34	938,268
1,330,125	C, S, ^	5.594%, due 07/15/25-07/15/35	144,917
376,308	C, S	6.000%, due 05/15/17-05/15/31	390,136
196,219	S	6.000%, due 02/01/34	205,856
583,912	S, ^	6.000%, due 12/01/31-03/01/33	186,140
465,000	W	6.000%, due 04/15/24	487,015
1,315,981	C, S	6.500%, due 04/15/28-06/15/32	1,400,085
365,055	S	6.500%, due 04/01/18-07/01/34	387,268
218,835	S, ^	6.694%, due 04/15/33	18,273
311,805	C, S	6.750%, due 02/15/24	330,151
426,128	C, S	7.000%, due 09/15/26	461,183
468,884	C, S, ^	7.000%, due 03/15/28-04/15/28	60,308
595,219	C, S, ^	7.094%, due 03/15/29	55,265
644,673	C, S, ^	7.144%, due 03/15/29	62,902
347,425	C, S	7.500%, due 09/15/22	368,639
792,661	C, S, ^	8.394%, due 08/15/29	108,819
94,512	C, S	22.344%, due 06/15/34	110,131
157,085	C, S	22.710%, due 08/15/35	190,817
			12,208,849
		Federal National Mortgage Association##: 8.7%
895,593	S, ^^	0.000%, due 04/01/32	826,227
37,778	S	0.922%, due 11/25/33	36,739
70,489	S	1.056%, due 10/18/32	69,311
951,024	S	1.522%, due 12/25/31-12/25/32	945,780
85,523	S	4.000%, due 03/25/25	85,643
521,700	S	4.500%, due 07/25/24-08/25/25	539,344
4,134,000	W	4.500%, due 04/25/24	4,256,730
1,465,000	S	4.625%, due 10/15/14	1,615,286
3,854,000		5.000%, due 04/01/37	3,977,447
270,000	S	5.000%, due 01/25/20	285,496
3,595,000	W	5.000%, due 04/25/24	3,728,126
1,554,196	S	5.296%, due 10/01/36	1,606,270
140,000		5.500%, due 04/25/24	145,972
743,064	S	5.500%, due 09/01/19-11/25/25	779,988
3,283,237	S, ^	5.500%, due 05/01/33-06/01/35	351,897
5,948,000	W	5.500%, due 04/01/38	6,173,840
2,348,385	S, ^	5.528%, due 10/25/35	173,997
3,584,000		6.000%, due 04/01/18-04/01/39	3,745,468
1,458,121	S	6.000%, due 03/25/17-01/25/32	1,522,435
3,345,696	S, ^	6.000%, due 12/01/32-09/01/35	435,275
3,465,902	S, ^	6.048%, due 06/25/36	294,948
341,243	S, ^	6.178%, due 05/25/35	28,136
408,647	S, ^	6.228%, due 08/25/25-05/25/35	43,523
684,000		6.500%, due 04/01/39	720,445
1,828,139	S	6.500%, due 10/25/28-01/01/34	1,952,360
1,167,476	S, ^	6.500%, due 02/01/32	148,514
554,773	S, ^	6.708%, due 09/25/36	49,963
1,647,429	S	7.000%, due 09/01/14-04/01/34	1,774,659
567,995	S, ^	7.000%, due 02/01/28-04/25/33	66,934
2,363,937	S, ^	7.108%, due 03/25/23	240,715
1,409,920	S, ^	7.228%, due 07/25/31-02/25/32	141,086
210,679	S, ^	7.428%, due 07/25/32	19,688
411,371	S	7.500%, due 09/01/32-01/01/33	446,513
230,617	S, ^	7.500%, due 01/01/24	39,937
123,134	S, ^	7.728%, due 02/25/33	12,868
247,537	S	22.286%, due 06/25/36	294,737
148,160	S	22.653%, due 03/25/36	179,040
160,351	S	25.864%, due 04/25/35	191,015
			37,946,352
		Government National Mortgage Association: 0.5%
381,695	S	5.000%, due 04/15/34	397,341
447,564	S	5.500%, due 04/15/33-04/15/34	467,782
280,924	S	6.000%, due 10/20/34	293,904
85,094	S	6.500%, due 02/20/35	89,441
955,149	C, S	8.000%, due 01/16/30-02/16/30	1,008,974
			2,257,442
		Other U.S. Agency Obligations: 0.3%
2,233,000	S	Resolution Funding Corp., 5.200%, due 01/15/21	1,376,142
			1,376,142
		Total U.S. Government Agency Obligations
		(Cost $54,088,165)	55,344,548

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 3.3%
		U.S. Treasury Bonds: 0.1%
$55,000	S	4.500%, due 02/15/36	$63,388
310,000		5.375%, due 02/15/31	390,939
			454,327
		Treasury Inflation Indexed Protected Securities(ip): 3.2%
13,890,000	S	0.625%, due 04/15/13	13,736,524
			13,736,524
		Total U.S. Treasury Obligations
		(Cost $13,187,626)	14,190,851
ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities: 0.1%
221,000	C, S	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	159,880
44,000	C, S	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	34,263
222,000	C, S	Capital One Auto Finance Trust, 0.586%, due 05/15/13	162,994
68,218	@@, #, C, S	Taganka Car Loan Finance PLC, 3.856%, due 11/14/13	55,257
			412,394
		Home Equity Asset-Backed Securities: 0.2%
130,000	C, S	Argent Securities, Inc., 0.622%, due 10/25/36	91,394
226,496	C, S	Argent Securities, Inc., 1.002%, due 05/25/34	125,355
73,530	C, S	Centex Home Equity, 0.622%, due 06/25/36	70,106
176,000	C, S	Home Equity Mortgage Trust, 5.363%, due 06/25/35	52,061
73,172	C, S	Home Equity Mortgage Trust, 5.500%, due 01/25/37	11,229
90,000	C, S	Household Home Equity Loan Trust, 0.655%, due 03/20/36	75,988
77,599	C, S	Household Home Equity Loan Trust, 0.805%, due 01/20/35	53,435
310,000	C, S	MASTR Asset-Backed Securities Trust, 0.622%, due 08/25/36	95,282
250,206	C, S	Option One Mortgage Loan Trust, 0.622%, due 07/25/36	181,047
168,168	C, S	Residential Asset Securities Corp., 0.622%, due 09/25/36	149,687
35,612	#, C, S	Terwin Mortgage Trust, 4.500%, due 05/25/37	8,378
			913,962
		Other Asset-Backed Securities: 0.5%
72,040	C, S	Argent Securities, Inc., 0.622%, due 06/25/36	68,606
60,298	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.082%, due 02/25/33	48,394
95,370	C, S	Citigroup Mortgage Loan Trust, Inc., 0.622%, due 10/25/36	84,437
230,000	C, S	Countrywide Asset-Backed Certificates, 0.642%, due 06/25/47	152,492
53,422	C, S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	41,645
370,000	C, S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	299,386
15,316	C, S	Countrywide Home Equity Loan Trust, 0.706%, due 11/15/36	3,971
44,036	C, S	Countrywide Home Equity Loan Trust, 0.786%, due 12/15/35	17,317
190,000	C, S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.612%, due 07/25/36	160,038
100,000	C, S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.632%, due 06/25/36	82,223
166,563	C, S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.642%, due 09/25/26	34,548
1,110,000	@@, #, C, S	ICE EM CLO, 3.424%, due 08/15/22	444,000
930,000	@@, #, C, S	ICE EM CLO, 4.724%, due 08/15/22	148,614
930,000	@@, #, C, S	ICE EM CLO, 6.724%, due 08/15/22	127,782
20,699	C, S	Lehman XS Trust, 5.180%, due 08/25/35	20,492
91,299	C, S	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	80,950
124,625	C, S	Securitized Asset-Backed Receivables, LLC Trust, 0.752%, due 02/25/37	55,760
320,000	@@, #, S	Start CLO Ltd., 18.284%, due 06/07/11	208,000
119,805	C, S	Wells Fargo Home Equity Trust, 0.622%, due 07/25/36	113,991
			2,192,646
		Total Asset-Backed Securities
		(Cost $6,682,594)	3,519,002
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.7%
650,000	C, S	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	291,137
1,130,000	C, S	Banc of America Commercial Mortgage, Inc., 5.812%, due 02/10/51	459,614
590,000	C, S	Banc of America Commercial Mortgage, Inc., 6.165%, due 02/10/51	431,638
160,000	C, S	Banc of America Commercial Mortgage, Inc., 6.208%, due 02/10/51	38,673
420,000	C, S	Banc of America Commercial Mortgage, Inc., 6.208%, due 02/10/51	190,095
837,092	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 4.301%, due 05/25/34	475,513
496,379	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 5.017%, due 11/25/34	384,535
529,500	C, S	Chase Mortgage Finance Corp., 4.564%, due 02/25/37	428,929
670,000	C, S	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	345,508
25,903	C, S	Chaseflex Trust, 0.622%, due 09/25/36	25,480
180,000	C, S	Citigroup Commercial Mortgage Trust, 5.700%, due 12/10/49	151,613
490,000	C, S	Citigroup Commercial Mortgage Trust, 5.726%, due 03/15/49	349,391
1,021,517	C, S	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	659,740
683,946	C, S	Citigroup Mortgage Loan Trust, Inc., 4.949%, due 05/25/35	447,087
1,282,356	C, S	Citigroup Mortgage Loan Trust, Inc., 5.196%, due 08/25/35	709,229
728,587	C, S	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	158,929
1,413,610	C, S	Citigroup Mortgage Loan Trust, Inc., 5.537%, due 03/25/36	770,296
651,827	C, S	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	139,530
1,350,000	C, S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	1,085,857
970,000	C, S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	425,392
460,000	C, S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.398%, due 12/11/49	98,767
339,565	C, S	Citimortgage Alternative Loan Trust, 0.972%, due 10/25/36	115,028
493,990	C, S	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	367,979
892,772	C, S	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	616,200
2,346,094	C, S	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	1,082,109
245,041	C, S	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	216,674
537,732	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.145%, due 01/19/34	419,815
222,515	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.473%, due 01/25/36	57,039

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$540,000	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	$440,055
568,646	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	534,823
310,000	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	236,758
519,899	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 12/25/35	385,211
35,134	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.550%, due 12/20/35	19,112
484,378	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.617%, due 06/25/47	248,487
666,721	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.929%, due 09/25/47	161,886
176,440	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 6.001%, due 09/25/37	43,101
2,834,173	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 6.080%, due 09/25/47	1,307,518
611,630	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 6.080%, due 09/25/47	123,177
427,500	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 6.197%, due 09/25/37	107,109
133,877	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 6.237%, due 11/25/37	22,868
142,807	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 6.388%, due 11/25/37	24,631
250,000	C, S	Credit Suisse Mortgage Capital Certificates, 5.723%, due 06/15/39	150,847
273,173	#, C, S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 1.020%, due 01/27/37	70,086
266,717	C, S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	157,629
179,065	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	169,089
882,931	C, S	First Horizon Mortgage Pass-through Trust, 6.130%, due 11/25/37	476,768
556,454	C, S	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	554,256
233,000	C, S	GMAC Commercial Mortgage Securities, Inc., 6.956%, due 05/15/30	232,391
1,235,000	C, S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	892,177
310,000	C, S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	233,720
487,558	C, S	GSR Mortgage Loan Trust, 4.129%, due 09/25/35	333,127
156,325	C, S	GSR Mortgage Loan Trust, 4.480%, due 05/25/34	113,453
745,508	C, S	GSR Mortgage Loan Trust, 4.559%, due 09/25/35	538,576
731,737	C, S	GSR Mortgage Loan Trust, 5.346%, due 11/25/35	447,774
520,057	C, S	GSR Mortgage Loan Trust, 5.804%, due 03/25/37	265,614
98,711	C, S	Indymac Index Mortgage Loan Trust, 5.294%, due 01/25/36	29,987
490,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	393,715
700,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	475,248
920,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	596,769
1,090,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	487,727
110,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.502%, due 06/12/47	25,683
1,430,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	692,722
550,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.579%, due 02/12/51	99,525
850,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.579%, due 02/12/51	205,388
338,985	C, S	JPMorgan Commercial Mortgage Finance Corp., 7.770%, due 10/15/32	340,994
354,571	C, S	JPMorgan Mortgage Trust, 5.133%, due 11/25/33	245,496
978,540	C, S	JPMorgan Mortgage Trust, 5.298%, due 07/25/35	658,516
473,319	C, S	JPMorgan Mortgage Trust, 5.676%, due 04/25/36	137,721
193,347	C, S	JPMorgan Mortgage Trust, 5.793%, due 01/25/37	109,982
303,470	C, S	JPMorgan Mortgage Trust, 6.007%, due 05/25/37	43,578
450,000	C, S	LB-UBS Commercial Mortgage Trust, 6.149%, due 04/15/41	159,523
1,720,000	C, S	LB-UBS Commercial Mortgage Trust, 6.166%, due 09/15/45	783,418
516,624	C, S	MASTR Adjustable Rate Mortgages Trust, 4.933%, due 04/25/36	292,078
30,965	C, S	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	26,195
872,500	C, S	MASTR Asset Securitization Trust, 0.972%, due 10/25/36	556,678
225,179	C, S	Merrill Lynch Mortgage Investors Trust, 4.485%, due 02/25/35	154,330
556,700	C, S	Merrill Lynch Mortgage Investors Trust, 5.495%, due 12/25/35	360,291
200,000	C, S	Merrill Lynch Mortgage Trust, 5.657%, due 05/12/39	55,932
360,454	C, S	MLCC Mortgage Investors, Inc., 5.805%, due 09/25/37	296,452
964,975	C, S	MLCC Mortgage Investors, Inc., 6.078%, due 10/25/36	682,744
540,000	C, S	Morgan Stanley Capital I, 5.809%, due 12/12/49	377,411
12,115	C, S	Nomura Asset Securities Corp., 6.590%, due 03/15/30	12,112
26,825	C, S	Residential Accredit Loans, Inc., 5.380%, due 04/25/35	6,062
76,069	C, S	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	73,113
729,579	C, S	Residential Accredit Loans, Inc., 5.750%, due 04/25/37	303,495
35,692	C, S	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	32,507
123,465	C, S	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	110,446
600,000	C, S	Residential Asset Securitization Trust, 5.500%, due 12/25/35	233,915
1,014,805	C, S	Residential Asset Securitization Trust, 6.000%, due 06/25/35	706,518
229,572	C, S	Residential Asset Securitization Trust, 6.000%, due 09/25/36	106,754
189,712	C, S	Residential Asset Securitization Trust, 6.250%, due 11/25/36	108,148
492,375	C, S	Residential Funding Mortgage Securities I, 5.764%, due 07/27/37	98,647
417,000	C, S	SLM Student Loan Trust, 1.720%, due 06/15/39	133,179
111,946	C, S	Structured Asset Mortgage Investments, Inc., 1.306%, due 09/19/32	24,544
2,202,782	C, S	Suntrust Adjustable Rate Mortgage Loan Trust, 5.826%, due 02/25/37	1,162,057
296,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	257,573
910,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.903%, due 02/15/51	561,584
430,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.952%, due 05/15/46	86,551
181,640	C, S	Washington Mutual Mortgage Pass-through Certificates, 1.772%, due 04/25/47	49,679
258,837	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.473%, due 11/25/46	81,150
230,339	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.485%, due 09/25/33	190,249
604,596	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.830%, due 10/25/35	393,458
2,054,483	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.334%, due 03/25/37	1,134,442
3,017,105	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.414%, due 02/25/37	1,647,527
1,729,222	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.506%, due 09/25/36	960,469
2,051,060	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.588%, due 12/25/36	1,025,868
264,522	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.588%, due 12/25/36	65,452
341,916	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.609%, due 11/25/36	77,407
161,711	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.646%, due 05/25/37	92,774
634,731	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.660%, due 03/25/37	160,698
908,798	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.678%, due 06/25/37	475,493
219,300	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.695%, due 02/25/37	49,265

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$102,374		C, S	Washington Mutual Mortgage Pass-through Certificates, 5.748%, due 11/25/36	$20,060
1,883,678		C, S	Washington Mutual Mortgage Pass-through Certificates, 5.751%, due 02/25/37	1,008,593
529,396		C, S	Washington Mutual Mortgage Pass-through Certificates, 5.830%, due 07/25/37	249,953
111,880		C, S	Washington Mutual Mortgage Pass-through Certificates, 5.845%, due 02/25/37	45,057
724,776		C, S	Washington Mutual Mortgage Pass-through Certificates, 5.930%, due 09/25/36	568,054
488,473		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.008%, due 10/25/34	380,192
332,552		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.466%, due 10/25/35	232,239
204,701		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.542%, due 11/25/34	92,921
990,069		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.544%, due 02/25/35	763,041
161,401		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.735%, due 07/25/36	34,824
186,586		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.004%, due 10/25/34	135,502
586,357		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.068%, due 04/25/36	383,328
289,930		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.077%, due 03/25/36	166,745
424,765		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.093%, due 03/25/36	276,046
414,603		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.240%, due 04/25/36	236,579
574,764		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.557%, due 07/25/36	124,871
3,153,388		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.593%, due 07/25/36	1,662,332
790,261		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.627%, due 07/25/36	442,300
400,802		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.627%, due 07/25/36	87,715
1,830,000		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.751%, due 09/25/36	959,612
917,602		C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.097%, due 09/25/36	549,618
			Total Collateralized Mortgage Obligations
			(Cost $75,313,197)	46,360,861
OTHER BONDS: 25.4%
			Event Linked Notes: 2.0%
EUR	250,000	#	Aiolos Ltd. - Floating Rate Catastrophe Linked Nts., 3-month EUR-EURIBOR +4.750%, 04/08/09, 7.547%, due 04/08/09	331,953
$500,000		#, S	Akibare Ltd. - Catastrophe Linked Class A Floating Rate Nts., 3-month USD LIBOR +2.950%, 05/22/12, 4.201%, due 05/22/12	473,675
250,000		#, S	Atlas V Capital Ltd., 12.708%, due 02/24/12	250,000
500,000		#, S	Calabash Re Ltd. - Class A-1 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/01/09, 9.749%, due 06/01/09	500,475
500,000		#, S	Cat-Mex Ltd. - Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +2.350%, 05/19/09, 3.578%, due 05/19/09	496,707
479,000		#, S	East Lane Re III Ltd., 11.806%, due 03/16/12	476,258
310,000		#, S	Eurus Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD LIBOR +6.250%, 04/08/09, 7.163%, due 04/08/09	309,732
360,000		#, S	Fhu-Jin Ltd. - Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11, 5.084%, due 08/10/11	339,156
450,000		#, S	Fusion 2007 Ltd. Floating Rate Note, 3-month USD-LIBOR +6.000%, 05/19/09, 7.246%, due 05/19/09	448,518
750,000		#, S	Lakeside RE Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +6.500%, 12/31/09, 7.720%, due 12/31/09	745,500
250,000		#, S	Medquake Ltd. - Catastrophe Linked Class B Floating Rate Nts., 3-month USD-LIBOR +5.100%, 05/31/10, 6.338%, due 05/31/10	244,588
250,000		#, S	Midori Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12, 3.844%, due 10/24/12	238,100
250,000		#, S	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11, 5.638%, due 05/24/11	235,100
630,000		#, S	Nelson RE Ltd. - Catastrophe Linked Class A Series 2007-I Floating Rate Nts., 3-month USD-LIBOR+11.900%, 06/21/10, 13.138%, due 06/21/10	607,194
500,000		#, S	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts. Series D3, 3-month USD-LIBOR +5.000%, 01/15/10, 6.094%, due 01/15/10	490,300
250,000		#, S	Residential RE 2007 - Catastrophe Linked Class 3 Floating Rate Nts., 3-month USD-LIBOR +12.250%, 06/07/10, 13.511%, due 06/07/10	238,575
450,000		#, S	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11, 12.761%, due 06/06/11	422,595
610,000		#, S	VASCO Re 2006 Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/05/09, 9.771%, due 06/05/09	612,501
701,000		#, S	Vega Capital LTD. - Class D Catastrophe Linked Nts., 0.000%*, 06/24/11, 0.000%, due 06/24/11	760,936
680,000		#, ±, S	Willow RE Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +5.125%, 06/16/10, 0.000%, due 06/16/10	336,600
				8,558,463
			Foreign Government Bonds: 23.4%
EGP	3,885,000	#, S	Arab Republic of Egypt, 8.750%, due 07/18/12	600,027
$1,290,000			Argentina Government International Bond, 1.318%, due 12/15/35	41,667
3,280,107			Argentina Government International Bond, 6.500%, due 01/30/14	382,178
1,294,000			Argentina Government International Bond, 7.000%, due 03/28/11	538,628
2,520,000			Argentina Government International Bond, 7.000%, due 10/03/15	640,080
900,000		#, S	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, due 06/16/18	860,625
EUR	320,000		Belgium Government International Bond, 5.000%, due 03/28/35	452,071
BRL	5,457,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	2,356,044
BRL	6,570,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14	2,709,582
BRL	8,767,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	3,464,585
EUR	1,346,000		Bundesrepublik Deutschland, 3.750%, due 07/04/13	1,906,042
EUR	2,375,000		Bundesrepublik Deutschland, 4.000%, due 01/04/37	3,194,539
EUR	685,000		Bundesrepublik Deutschland, 5.500%, due 01/04/31	1,092,107
CAD	365,000		Canadian Government International Bond, 3.500%, due 06/01/13	311,370

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
CAD	275,000		Canadian Government International Bond, 3.750%, due 06/01/10	$225,900
CAD	165,000	S	Canadian Government International Bond, 4.250%, due 06/01/18	148,128
CAD	385,000		Canadian Government International Bond, 5.000%, due 06/01/37	383,290
$1,050,000		C	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	330,750
DKK	2,205,000		Denmark Government International Bond, 5.000%, due 11/15/13	429,234
$550,000		S	Export-Import Bank of Korea, 8.125%, due 01/21/14	569,057
550,000			Federative Republic of Brazil, 5.875%, due 01/15/19	537,625
2,470,000		C, S	Federative Republic of Brazil, 6.000%, due 01/17/17	2,476,175
2,530,000		S	Federative Republic of Brazil, 8.000%, due 01/15/18	2,772,880
415,000		S	Federative Republic of Brazil, 8.875%, due 10/14/19	489,700
EUR	1,680,000		French Treasury Note, 3.750%, due 01/12/13	2,347,944
EUR	1,825,000		Government of France, 4.250%, due 10/25/18	2,559,895
EUR	2,269,000		Hellenic Republic Government International Bond, 4.600%, due 05/20/13	3,040,030
HUF	81,200,000		Hungary Government International Bond, 5.500%, due 02/12/14	259,945
HUF	260,000,000		Hungary Government International Bond, 6.000%, due 10/24/12	905,438
$178,000		#	Indonesia Government International Bond, 6.750%, due 03/10/14	164,650
860,000		#, S	Indonesia Government International Bond, 6.875%, due 01/17/18	696,600
489,000		#, S	Indonesia Government International Bond, 7.250%, due 04/20/15	452,325
130,000		#, S	Indonesia Government International Bond, 7.750%, due 01/17/38	101,400
1,330,000		#, S	Indonesia Government International Bond, 8.500%, due 10/12/35	1,130,500
360,000		#, S	Indonesia Government International Bond, 10.375%, due 05/04/14	377,100
560,000		#, S	Indonesia Government International Bond, 11.625%, due 03/04/19	611,800
ILS	3,700,000		Israel Government International Bond, 7.500%, due 03/31/14	1,055,283
EUR	685,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 02/01/11	940,083
EUR	1,006,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	1,360,511
JPY	657,000,000		Japan Government 5-Year Bond, 1.500%, due 06/20/13	6,857,737
JPY	299,000,000		Japan Government 10-Year Bond, 1.700%, due 09/20/16	3,171,871
JPY	107,000,000		Japan Government 10-Year Bond, 2.000%, due 03/20/16	1,157,674
JPY	178,000,000		Japan Government 20-Year Bond, 1.000%, due 03/20/23	1,630,599
JPY	133,000,000		Japan Government 20-Year Bond, 2.000%, due 12/20/24	1,363,870
JPY	74,000,000		Japan Government 20-Year Bond, 2.100%, due 03/20/25	777,465
JPY	572,000,000		Japan Government 2-Year Bond, 0.900%, due 06/15/10	5,818,272
MXN	18,760,000		Mexico Government International Bond, 8.000%, due 12/19/13	1,364,600
MXN	12,800,000		Mexico Government International Bond, 10.000%, due 12/05/24	1,059,459
$200,000		C	Mexico Government International Bond, 5.625%, due 01/15/17	196,600
435,000		C, S	Mexico Government International Bond, 5.875%, due 02/17/14	451,313
330,000		C, S	Mexico Government International Bond, 6.050%, due 01/11/40	283,800
EUR	495,000		Netherlands Government International Bond, 5.000%, due 07/15/11	706,751
AUD	265,000		New South Wales Treasury Corp., 5.500%, due 08/01/14	189,745
AUD	180,000		New South Wales Treasury Corp., 6.000%, due 05/01/12	131,725
NOK	1,265,000		Norway Government International Bond, 6.500%, due 05/15/13	215,429
$65,000		S	Panama Government International Bond, 6.700%, due 01/26/36	57,363
435,000		S	Panama Government International Bond, 7.125%, due 01/29/26	413,250
2,234,000		S	Panama Government International Bond, 7.250%, due 03/15/15	2,289,850
240,000			Panama Government International Bond, 8.875%, due 09/30/27	256,224
450,000			Panama Government International Bond, 9.375%, due 04/01/29	496,125
PEN	3,800,000		Peru Government International Bond, 7.840%, due 08/12/20	1,325,319
PEN	4,570,000		Peru Government International Bond, 8.600%, due 08/12/17	1,685,514
PEN	3,550,000		Peru Government International Bond, 9.910%, due 05/05/15	1,360,358
PEN	455,000		Peru Government International Bond, 12.250%, due 08/10/11	166,053
$200,000			Philippine Government International Bond, 9.000%, due 02/15/13	230,000
PLN	1,560,000		Poland Government International Bond, 5.250%, due 04/25/13	437,111
PLN	635,000		Poland Government International Bond, 5.750%, due 09/23/22	172,922
$330,000		S	Republic of Colombia, 7.375%, due 03/18/19	330,825
495,000		S	Republic of Colombia, 7.375%, due 09/18/37	444,263
COP	3,717,000,000	S	Republic of Colombia, 12.000%, due 10/22/15	1,645,441
$225,000			Republic of Peru, 7.125%, due 03/30/19	228,319
785,000			Republic of Turkey, 6.750%, due 04/03/18	726,125
1,405,000		S	Republic of Turkey, 7.000%, due 09/26/16	1,369,130
210,000			Republic of Turkey, 7.000%, due 03/11/19	194,775
270,000		S	Republic of Turkey, 7.250%, due 03/15/15	268,650
UYU	9,900,000		Republica Orient Uruguay, 4.250%, due 04/05/27	224,907
UYU	11,880,000		Republica Orient Uruguay, 5.000%, due 09/14/18	400,336
$400,000			Republica Orient Uruguay, 7.625%, due 03/21/36	322,000
340,000		#, S	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	244,222
370,000		S	State of Israel, 5.125%, due 03/26/19	373,313
ILS	3,590,000		State of Israel, 5.500%, due 02/28/17	931,979
$12,144			Structured Product, 0.000%, due 01/00/00	32,546
SEK	3,645,000		Sweden Government International Bond, 4.500%, due 08/12/15	495,091
TRY	1,075,000		Turkey Government International Bond, 10.000%, due 02/15/12	602,556
TRY	2,700,000	Z	Turkey Government International Bond, 11.910%, due 10/07/09	1,527,767
TRY	235,000		Turkey Government International Bond, 12.000%, due 08/14/13	138,081
TRY	4,565,000		Turkey Government International Bond, 12.700%, due 01/13/10	2,493,776
TRY	2,260,000		Turkey Government International Bond, 14.000%, due 01/19/11	1,350,359
TRY	6,940,000		Turkey Government International Bond, 16.000%, due 03/07/12	4,263,545
TRY	1,450,000		Turkey Government International Bond, 16.100%, due 06/23/10	744,346
GBP	200,000		United Kingdom Gilt, 4.500%, due 03/07/19	319,411
GBP	970,000		United Kingdom Gilt, 4.750%, due 12/07/38	1,528,313
GBP	485,000		United Kingdom Gilt, 5.000%, due 03/07/18	806,634
$1,085,000		S	Uruguay Government International Bond, 8.000%, due 11/18/22	983,878
1,330,000			Venezuela Government International Bond, 7.650%, due 04/21/25	601,825
580,000		S	Venezuela Government International Bond, 8.500%, due 10/08/14	359,600
540,000		S	Venezuela Government International Bond, 9.000%, due 05/07/23	279,450

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
$410,000			Venezuela Government International Bond, 10.750%, due 09/19/13	$298,278
				101,712,528
			Total Other Bonds
			(Cost $119,451,851)	110,270,991
STRUCTURED PRODUCTS: 6.4%
			Structured Products: 6.4%
520,000		S	Barclays Bank PLC - Custom Basket of African Currencies Unsecured Linked Nts., 10.250%, 05/07/09	442,416
520,000		S	Barclays Bank PLC - Custom Basket of African Currencies Unsecured Linked Nts., 10.250%, 05/15/09	439,504
BRL	1,250,000	S	Citigroup Funding Inc. - Brazil T-Bond Unsecured Credit Linked Nts., 9.762%, 01/03/17	479,023
COP	525,000,000	S	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	221,262
COP	132,000,000	S	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	103,796
COP	207,000,000	S	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	162,770
COP	361,000,000	S	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	283,865
$1,030,000		S	Citigroup Funding Inc. - Custom Basket of African Currencies Credit Linked Nts., 10.000%*, 04/29/09	882,771
DOP	3,770,000	S	Citigroup Funding Inc. - Dominican Republic T-Bond Unsecured Credit Linked Nts., 12.000%, 02/22/11	94,113
DOP	10,390,000	S	Citigroup Funding Inc. - Dominican Republic T-Bond Unsecured Credit Linked Nts., 14.218%*, 05/11/09	286,755
DOP	10,200,000	S	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	252,636
EGP	1,140,000	S	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.812%*, 04/16/09	201,335
GHS	610,000	S	Citigroup Funding Inc. - Ghana (Republic of) Unsecured Credit Linked Nts. 13.500%, 04/02/10	356,237
ZMK	365,000,000	S	Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 11.399%*, 06/11/09	62,622
UAH	300,000	S	Citigroup Global Markets Holdings Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	28,207
$400,000		@@, C	Cloverie PLC - Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR+4.250%, 12/20/10	235,680
500,000		@@, #, S	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	5,000
BRL	3,700,000	@@, #, S	Coriolanus Limited - Pass-Through Rondonia Precatorio Linked Nts., 0%, 12/31/17	727,320
COP	13,368,000,000	S	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%*, 02/08/37	150,545
TRY	4,540,000	S	Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Credit Linked Nts., 14.802%*, 03/29/17	621,443
UAH	4,600,000		Credit Suisse First Boston, Nassau - Ukraine Government International Bonds Series EMG 27 Credit Linked Nts., 11.940%, 12/30/09	419,737
UAH	400,000		Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	36,499
UAH	1,440,000		Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	131,396
UAH	995,000		Credit Suisse International - Boryspil Airport Total Return Linked Nts., 10.000%, 04/19/10	49,645
IDR	3,700,000,000		Credit Suisse International - Indonesia (Republic of) Total Return Linked Nts., 12.000%, 09/16/11	328,062
RUB	12,330,000		Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	58,183
RUB	21,800,000		Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	160,734
RUB	24,380,000	@@	Credit Suisse International - Oreniz Total Return Linked Nts., 9.240%, 02/21/12	323,562
RUB	19,450,000		Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/10	46,464
VND	3,048,000,000	@@	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	107,897
MXN	1,961,666		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	129,139
MXN	1,282,011		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	84,396
MXN	1,282,677		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	84,440
BRL	595,000		Deutsche Bank AG, London - Brazil IPCA Total Return Credit Linked Nts., 6.000%, 08/18/10	467,805
COP	457,000,000		Deutsche Bank AG, London - Colombia (Republic of) Total Return Credit Linked Nts., 13.500%, 09/16/14	212,790
$444,138		@@	Deutsche Bank AG, London - TMM SA Credit Linked Nts., 6.000%, 09/07/12	175,435
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	183,763
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	158,256
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	151,998
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	148,630
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	146,874
IDR	4,800,000,000		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 12.800%, 06/22/21	415,446
VND	7,600,000,000	@@	Deutsche Bank AG, Singapore - Vietnam Shipping Industry Group Total Return Linked Nts., 9.000%, 04/20/17	207,455
$157,867			Deutsche Bank International Asia Limited, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	179,305
RUB	7,890,000	@@	Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.100%, 12/12/11	148,925

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
			Structured Products (continued)
$900,000		@@, #, S	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	$333,090
900,000		@@, #	Eirles Two Ltd. 335 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%,04/30/12	392,130
505,000		S	Emblem Finance Co. Limited - Kingdom of Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	532,154
RUB	19,300,000	@@	Goldman Sachs Capital Markets LP - OJSC Russian Agricultural Bank Total Return Linked Nts., 8.000%, 05/13/09	578,359
$3,000,000		@@, #, S	Hallertau SPC 2007-01- Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	2,104,500
3,140,000		@@, #, S	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	3,183,960
BRL	2,532,671	@@, #, S	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%*, 08/02/10	219,886
$920,000		@@	HSBC Bank PLC - Unsecured Currency Linked Nts., USD/TRY, 01/12/10	676,200
290,000		@@	HSBC Bank PLC - Unsecured Currency Linked Nts., USD/TRY, 07/08/09	243,600
COP	5,201,530,667	S	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	1,072,626
COP	2,663,000,000	S	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	507,413
COP	2,674,000,000	S	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	509,509
PEN	1,360,000	S	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15	250,389
BRL	405,000	S	JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., Rate Linked to Inflation, 05/16/45	285,242
IDR	4,190,000,000		JPMorgan Chase Bank, N.A., Singapore - Indonesia Credit Linked Nts., 12.800%, 06/17/21	361,790
COP	392,000,000	S	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	115,658
BRL	2,200,458		Lehman Brothers Treasury Co., BV - Banco BMG Loan Portfolio Pass-Through Nts., 6.357%* 04/20/11	167,718
$1,307,692		@@	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	1,211,969
BRL	2,049,837	@@, #	Morgan Stanley - Brazil Sr. Unsecured Credit Linked Nts., 14.400%, 08/04/16	667,683
BRL	6,135,000	S	Morgan Stanley - Brazilian Real and Credit Linked Nts., 12.551%*, 01/05/22	89,919
PEN	832,000	@@, #	Morgan Stanley - PEN Denominated Credit Linked Nts., 6.250%, 03/23/17	166,711
$200,000		@@, S	Morgan Stanley - The State Road Administration of Ukraine (Republic of) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	52,000
1,200,000		@@, S	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	312,000
900,000		S	Morgan Stanley - United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	769,500
RUB	5,405,095	@@	Morgan Stanley & Co. International Ltd. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	122,745
RUB	15,871,242	@@	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	223,181
$1,026,512			Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	402,701
1,370,645			Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	547,573
MXN	2,070,000	@@	Reforma BLN-Backed I - Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	146,135
MXN	414,000	@@	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	29,227
MXN	690,000	@@	Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	48,712
MXN	197,523	@@	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	13,944
MXN	345,571	@@	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	24,396
MXN	5,210,380	@@	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	367,835
MXN	379,725	@@	Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	26,807
MXN	275,878	@@	Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding
			Notes, TIIE +3.500%, 05/20/15	19,476
MXN	176,189	@@	Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	12,438
MXN	32,447	@@	Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,291
$300,000		@@, #, C, S	Salisbury Intl. Investments Ltd. - Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	116,340
GHS	263,055	S	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	83,741
			Total Structured Products
			(Cost $45,686,780)	27,585,684

Shares				Value
COMMON STOCK: 0.0%
			Investment Companies: 0.0%
144,498		@, #, S	Arco Capital Corp. Ltd	$72,249
			Total Common Stock
			(Cost $2,167,470)	72,249

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount					Value
MUTUAL FUNDS: 2.8%
			Open-End Funds: 2.8%
	$1,614,531		Oppenheimer Master Loan Fund		$12,300,873
			Total Mutual Funds
			(Cost $16,000,000)		12,300,873

Notional Amount					Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
			Foreign Currency Options: 0.0%
28,000,000			Call Option OTC - Goldman Sachs & Co.
			USD vs. MXN
			Strike @ 14.3200 (MXN) - Exp 04/16/09		$42,896
			Total Purchased Options
			(Cost $21,899)		42,896
			Total Long-Term Investments
			(Cost $478,534,442)		383,351,025

Shares					Value
SHORT-TERM INVESTMENTS: 15.9%
			Affiliated Mutual Fund: 7.3%
31,732,707			ING Institutional Prime Money Market Fund - Class I		$31,732,706
			Total Mutual Fund
			(Cost $31,732,706)		31,732,706

Principal Amount					Value
			Foreign Government Securities: 0.9%
	$34,700,000	Z	Mexican Cetes, 7.680%, due 04/02/09		$2,448,656
NGN	26,400,000		Nigeria Treasury Bill, 9.700%, due 04/09/09		178,258
GBP	800,000	Z	United Kingdom Treasury Bill, 0.590%, due 05/26/09		1,146,838
			Total Foreign Government Securities
			(Cost $3,773,752)		3,773,752
			U.S. Government Agency Obligations: 6.7%
	$29,300,000	S, Z	Federal Home Loan Bank, 0.260%, due 08/24/09		29,268,737
			Total U.S. Government Agency Obligations
			(Cost $29,268,737)		29,268,737
			Securities Lending Collateral(cc): 1.0%
4,324,619			Bank of New York Mellon Corp. Institutional Cash Reserves		4,237,491
			Total Securities Lending Collateral
			(Cost $4,324,619)		4,237,491
			Total Short-Term Investments
			(Cost $69,099,814)		69,012,686

			Total Investments in Securities
			(Cost $547,634,256)*	104.2%	$452,363,711
			Other Assets and Liabilities - Net	(4.2)	(18,439,610)
			Net Assets	100.0%	$433,924,101

		@	Non-income producing security
		@@	Foreign Issuer
		&	Payment-in-kind
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		cc	Securities purchased with cash collateral for securities loaned.
		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
		±	Defaulted security
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are  passed through the principal only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
GHS	Ghanian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
*	Cost for federal income tax purposes is $548,371,988.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$7,365,508
	Gross Unrealized Depreciation	(103,373,788)
	Net Unrealized Depreciation	$(96,008,280)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$44,033,579	$258,195
Level 2- Other Significant Observable Inputs	346,018,028	3,590,373
Level 3- Significant Unobservable Inputs	62,312,104	(1,179,487)
Total	$452,363,711	$2,669,081

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$78,482,610	$4,686,816
Net Purchases/(Sales)	(10,462,575)	3,947,945
Accrued Discounts/(Premiums)	(1,598,489)	—
Total Realized Gain/(Loss)	(2,947,501)	(4,454,946)
Total Unrealized Appreciation/(Depreciation)	(1,161,941)	(5,359,302)
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$62,312,104	$(1,179,487)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit Contracts	$3,083,118	Credit Contracts	$4,221,512
Equity Contracts	1,596,786	Equity Contracts	1,484,435
Foreign Exchange Contracts	5,235,385	Foreign Exchange Contracts	4,839,955
Interest Rate Contracts	4,192,185	Interest Rate Contracts	849,595

Total	$14,107,474		$11,395,497

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased options and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Argentine Peso
ARS 3,600,000	BUY	4/30/09	949,868	946,497	$(3,371)
Australian Dollar
AUD 371,000	BUY	4/17/09	245,058	257,626	12,568
Australian Dollar
AUD 156,000	BUY	4/17/09	105,857	108,328	2,471
Australian Dollar
AUD 156,000	BUY	4/17/09	105,812	108,328	2,516
Australian Dollar
AUD 6,000,000	BUY	6/9/09	3,781,740	4,152,539	370,799
Australian Dollar
AUD 850,000	BUY	6/9/09	559,240	588,276	29,036
Australian Dollar
AUD 1,780,000	BUY	6/9/09	1,240,090	1,231,920	(8,170)
Australian Dollar
AUD 775,000	BUY	6/9/09	524,722	536,370	11,648
Brazilian Real
BRL 13,015,000	BUY	4/2/09	5,391,690	5,610,518	218,828
Brazilian Real
BRL 2,500,000	BUY	4/2/09	1,035,668	1,077,702	42,034
Brazilian Real
BRL 13,015,000	BUY	5/5/09	5,659,372	5,562,347	(97,025)
Brazilian Real
BRL 2,200,000	BUY	5/5/09	956,636	940,235	(16,401)
Canadian Dollar
CAD 915,000	BUY	4/9/09	735,318	725,740	(9,578)
Canadian Dollar
CAD 1,235,000	BUY	4/17/09	974,569	979,563	4,994
Canadian Dollar
CAD 530,000	BUY	4/17/09	423,350	420,379	(2,971)
Canadian Dollar
CAD 540,000	BUY	4/17/09	431,093	428,311	(2,782)
Canadian Dollar
CAD 1,375,000	BUY	6/9/09	1,060,699	1,091,374	30,675
Canadian Dollar
CAD 9,650,000	BUY	6/9/09	7,449,005	7,659,460	210,455
Canadian Dollar
CAD 1,385,000	BUY	6/9/09	1,123,664	1,099,311	(24,353)
Canadian Dollar
CAD 1,710,000	BUY	6/9/09	1,399,849	1,357,272	(42,577)
Swiss Franc
CHF 284,000	BUY	4/17/09	240,458	249,584	9,126
Swiss Franc
CHF 121,000	BUY	4/17/09	105,216	106,337	1,121
Swiss Franc
CHF 124,000	BUY	4/17/09	107,525	108,973	1,448
Swiss Franc
CHF 2,500,000	BUY	6/9/09	2,133,779	2,199,685	65,906
Swiss Franc
CHF 2,575,000	BUY	6/9/09	2,198,975	2,265,675	66,700
Swiss Franc
CHF 4,205,000	BUY	6/9/09	3,590,948	3,699,870	108,922
Swiss Franc
CHF 1,310,000	BUY	6/9/09	1,163,059	1,152,635	(10,424)
Chinese Yuan
CNY 2,710,000	BUY	5/13/09	413,425	396,649	(16,776)
Chinese Yuan
CNY 2,710,000	BUY	5/13/09	412,167	396,649	(15,518)
Chinese Yuan
CNY 2,730,000	BUY	5/13/09	411,765	399,577	(12,188)
Chinese Yuan
CNY 2,710,000	BUY	5/14/09	413,740	396,653	(17,087)
Chinese Yuan
CNY 2,730,000	BUY	5/14/09	416,095	399,580	(16,515)
Chinese Yuan
CNY 1,920,000	BUY	6/8/09	294,253	281,080	(13,173)
Chinese Yuan
CNY 1,290,000	BUY	6/8/09	196,356	188,850	(7,506)
Chinese Yuan
CNY 14,100,000	BUY	9/2/09	2,118,708	2,067,563	(51,145)
Chinese Yuan
CNY 7,800,000	BUY	12/17/09	1,103,253	1,144,433	41,180
Colombian Peso
COP 765,000,000	BUY	6/4/09	325,532	298,016	(27,516)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Czech Koruna
CZK 6,940,000	BUY	4/9/09	322,941	336,869	$13,928
Czech Koruna
CZK 36,960,000	BUY	4/9/09	1,732,917	1,794,045	61,128
EU Euro
EUR 4,530,000	BUY	4/17/09	5,883,899	6,018,347	134,448
EU Euro
EUR 1,895,000	BUY	4/17/09	2,492,342	2,517,609	25,267
EU Euro
EUR 1,955,000	BUY	4/17/09	2,569,945	2,597,322	27,377
EU Euro
EUR 2,130,000	BUY	4/23/09	2,907,109	2,829,781	(77,328)
EU Euro
EUR 950,000	BUY	6/3/09	1,202,814	1,262,242	59,428
EU Euro
EUR 1,915,000	BUY	6/3/09	2,490,864	2,544,413	53,549
EU Euro
EUR 3,250,000	BUY	6/3/09	4,260,132	4,318,195	58,063
EU Euro
EUR 2,870,000	BUY	6/3/09	3,862,010	3,813,298	(48,712)
EU Euro
EUR 1,770,000	BUY	6/9/09	2,402,616	2,351,805	(50,811)
EU Euro
EUR 2,540,000	BUY	6/11/09	3,213,367	3,374,931	161,564
British Pound
GBP 690,000	BUY	4/17/09	978,220	990,090	11,870
British Pound
GBP 295,000	BUY	4/17/09	417,559	423,300	5,741
British Pound
GBP 300,000	BUY	4/17/09	424,515	430,474	5,959
British Pound
GBP 300,000	BUY	4/23/09	435,000	430,482	(4,518)
British Pound
GBP 130,000	BUY	6/9/09	183,625	186,573	2,948
British Pound
GBP 400,000	BUY	6/9/09	552,691	574,072	21,381
British Pound
GBP 3,080,000	BUY	6/9/09	4,255,722	4,420,355	164,633
British Pound
GBP 370,000	BUY	6/9/09	524,905	531,017	6,112
Hungarian Forint
HUF 247,000,000	BUY	4/3/09	1,041,008	1,065,061	24,053
Hungarian Forint
HUF 275,000,000	BUY	6/3/09	1,181,931	1,168,866	(13,065)
Hungarian Forint
HUF 114,000,000	BUY	6/3/09	493,293	484,548	(8,745)
Hungarian Forint
HUF 89,000,000	BUY	6/3/09	382,878	378,287	(4,591)
Indonesian Rupiah
IDR 4,080,000,000	BUY	5/18/09	333,170	348,518	15,348
Indonesian Rupiah
IDR 4,340,000,000	BUY	6/19/09	352,874	367,494	14,620
Israeli New Shekel
ILS 500,000	BUY	4/13/09	118,999	118,504	(495)
Japanese Yen
JPY 138,000,000	BUY	4/17/09	1,405,818	1,394,488	(11,330)
Japanese Yen
JPY 62,000,000	BUY	4/17/09	640,572	626,509	(14,063)
Japanese Yen
JPY 64,000,000	BUY	4/17/09	660,611	646,719	(13,892)
Japanese Yen
JPY 44,000,000	BUY	6/9/09	448,980	445,002	(3,978)
Japanese Yen
JPY 44,000,000	BUY	6/9/09	448,980	445,002	(3,978)
Japanese Yen
JPY 43,000,000	BUY	6/9/09	438,968	434,888	(4,080)
Japanese Yen
JPY 224,000,000	BUY	6/9/09	2,285,714	2,265,464	(20,250)
Japanese Yen
JPY 224,000,000	BUY	6/9/09	2,285,714	2,265,464	(20,250)
Japanese Yen
JPY 223,000,000	BUY	6/9/09	2,276,509	2,255,350	(21,159)
Japanese Yen
JPY 344,000,000	BUY	6/9/09	3,510,204	3,479,106	(31,098)
Japanese Yen
JPY 344,000,000	BUY	6/9/09	3,510,204	3,479,106	(31,098)
Japanese Yen
JPY 345,000,000	BUY	6/9/09	3,521,954	3,489,219	(32,735)
Japanese Yen
JPY 55,000,000	BUY	6/9/09	559,739	556,252	(3,487)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Mexican Peso
MXN 28,430,000	BUY	4/20/09	1,903,455	1,999,032	$95,577
Mexican Peso
MXN 10,225,000	BUY	6/9/09	713,707	712,812	(895)
Mexican Peso
MXN 13,230,000	BUY	6/9/09	917,145	922,298	5,153
Mexican Peso
MXN 18,950,000	BUY	6/9/09	1,330,497	1,321,054	(9,443)
Mexican Peso
MXN 6,660,000	BUY	6/9/09	466,589	464,286	(2,303)
Mexican Peso
MXN 24,080,000	BUY	6/9/09	1,645,033	1,678,680	33,647
Mexican Peso
MXN 18,000,000	BUY	6/9/09	1,235,504	1,254,827	19,323
Malaysian Ringgit
MYR 880,000	BUY	6/8/09	234,148	241,091	6,943
Malaysian Ringgit
MYR 4,140,000	BUY	6/8/09	1,136,426	1,134,225	(2,201)
Norwegian Krone
NOK 2,035,000	BUY	6/9/09	285,678	302,058	16,380
Norwegian Krone
NOK 11,405,000	BUY	6/11/09	1,606,338	1,692,785	86,447
New Zealand Dollar
NZD 1,330,000	BUY	6/9/09	659,680	755,245	95,565
New Zealand Dollar
NZD 1,060,000	BUY	6/9/09	559,566	601,924	42,358
New Zealand Dollar
NZD 4,280,000	BUY	6/11/09	2,140,000	2,430,089	290,089
Philippine Peso
PHP 45,000,000	BUY	4/7/09	908,724	930,541	21,817
Polish Zloty
PLN 4,400,000	BUY	6/3/09	1,237,460	1,261,737	24,277
Polish Zloty
PLN 2,065,000	BUY	6/9/09	547,382	592,037	44,655
Polish Zloty
PLN 5,330,000	BUY	6/9/09	1,425,667	1,528,116	102,449
Polish Zloty
PLN 3,700,000	BUY	6/9/09	1,084,036	1,060,793	(23,243)
Polish Zloty
PLN 6,070,000	BUY	6/9/09	1,750,389	1,740,274	(10,115)
Polish Zloty
PLN 1,880,000	BUY	6/9/09	524,759	538,998	14,239
Russian Ruble
RUB 12,820,000	BUY	6/11/09	346,549	368,649	22,100
Russian Ruble
RUB 14,830,000	BUY	6/11/09	400,883	426,449	25,566
Russian Ruble
RUB 22,745,000	BUY	9/18/09	638,904	629,770	(9,134)
Russian Ruble
RUB 22,745,000	BUY	9/21/09	646,165	629,030	(17,135)
Swedish Krona
SEK 4,740,000	BUY	6/9/09	562,371	576,894	14,523
Swedish Krona
SEK 5,045,000	BUY	6/9/09	619,879	614,015	(5,864)
Singapore Dollar
SGD 280,000	BUY	6/9/09	180,203	183,935	3,732
Turkish Lira
TRY 1,725,000	BUY	4/27/09	1,033,677	1,030,073	(3,604)
South African Rand
ZAR 9,300,000	BUY	4/20/09	932,191	976,641	44,450
South African Rand
ZAR 7,420,000	BUY	5/20/09	755,255	774,288	19,033
					$2,227,491
Australian Dollar
AUD 550,000	SELL	4/15/09	378,730	381,986	$(3,256)
Australian Dollar
AUD 210,000	SELL	4/17/09	137,970	145,826	(7,856)
Australian Dollar
AUD 317,000	SELL	4/17/09	220,071	220,128	(57)
Australian Dollar
AUD 1,920,000	SELL	6/9/09	1,220,928	1,328,812	(107,884)
Australian Dollar
AUD 6,000,000	SELL	6/9/09	3,818,850	4,152,539	(333,689)
Brazilian Real
BRL 1,560,000	SELL	4/2/09	646,257	672,486	(26,229)
Brazilian Real
BRL 300,000	SELL	4/2/09	121,926	129,324	(7,398)
Brazilian Real
BRL 1,560,000	SELL	5/5/09	678,342	666,712	11,630

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 915,000	SELL	4/9/09	745,782	725,740	$20,042
Canadian Dollar
CAD 470,000	SELL	4/15/09	380,144	372,788	7,356
Canadian Dollar
CAD 700,000	SELL	4/17/09	550,531	555,218	(4,687)
Canadian Dollar
CAD 1,065,000	SELL	4/17/09	862,348	844,725	17,623
Canadian Dollar
CAD 1,510,000	SELL	6/9/09	1,173,271	1,198,527	(25,256)
Canadian Dollar
CAD 1,740,000	SELL	6/9/09	1,353,348	1,381,084	(27,736)
Canadian Dollar
CAD 7,910,000	SELL	6/9/09	6,152,291	6,278,376	(126,085)
Canadian Dollar
CAD 1,250,000	SELL	6/9/09	985,682	992,158	(6,476)
Canadian Dollar
CAD 575,000	SELL	6/9/09	456,893	456,393	500
Swiss Franc
CHF 1,090,000	SELL	4/14/09	944,541	957,851	(13,310)
Swiss Franc
CHF 420,000	SELL	4/15/09	373,782	369,088	4,694
Swiss Franc
CHF 159,000	SELL	4/17/09	133,557	139,732	(6,175)
Swiss Franc
CHF 246,000	SELL	4/17/09	217,151	216,189	962
Swiss Franc
CHF 1,575,000	SELL	6/9/09	1,354,140	1,385,801	(31,661)
Swiss Franc
CHF 4,205,000	SELL	6/9/09	3,632,318	3,699,870	(67,552)
Swiss Franc
CHF 3,240,000	SELL	6/9/09	2,743,205	2,850,791	(107,586)
Swiss Franc
CHF 285,000	SELL	6/9/09	247,749	250,764	(3,015)
Swiss Franc
CHF 2,500,000	SELL	6/9/09	2,170,827	2,199,685	(28,858)
Chinese Yuan
CNY 2,730,000	SELL	5/13/09	416,013	399,577	16,436
Chinese Yuan
CNY 5,440,000	SELL	5/14/09	753,724	796,234	(42,510)
Chinese Yuan
CNY 3,210,000	SELL	6/8/09	443,677	469,930	(26,253)
Colombian Peso
COP 1,430,000,000	SELL	4/2/09	629,956	563,081	66,875
Colombian Peso
COP 975,000,000	SELL	4/20/09	427,070	382,606	44,464
Colombian Peso
COP 1,110,000,000	SELL	5/4/09	446,680	434,551	12,129
Colombian Peso
COP 1,430,000,000	SELL	5/7/09	587,993	559,555	28,438
Colombian Peso
COP 1,430,000,000	SELL	6/4/09	545,802	557,075	(11,273)
Colombian Peso
COP 320,000,000	SELL	6/4/09	120,815	124,660	(3,845)
Colombian Peso
COP 540,000,000	SELL	6/4/09	205,323	210,364	(5,041)
Colombian Peso
COP 1,430,000,000	SELL	7/1/09	551,910	555,013	(3,103)
Czech Koruna
CZK 43,900,000	SELL	4/9/09	2,010,810	2,130,914	(120,104)
EU Euro
EUR 250,000	SELL	4/6/09	313,625	332,146	(18,521)
EU Euro
EUR 280,000	SELL	4/15/09	379,400	371,997	7,403
EU Euro
EUR 2,570,000	SELL	4/17/09	3,317,870	3,414,382	(96,512)
EU Euro
EUR 3,855,000	SELL	4/17/09	5,221,054	5,121,574	99,480
EU Euro
EUR 6,587,000	SELL	6/3/09	8,365,490	8,751,984	(386,494)
EU Euro
EUR 3,580,000	SELL	6/3/09	4,545,186	4,756,658	(211,472)
EU Euro
EUR 1,680,000	SELL	6/3/09	2,133,600	2,232,174	(98,574)
EU Euro
EUR 950,000	SELL	6/3/09	1,212,722	1,262,242	(49,520)
EU Euro
EUR 205,000	SELL	6/9/09	258,536	272,384	(13,848)
EU Euro
EUR 1,240,000	SELL	6/9/09	1,618,560	1,647,592	(29,032)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 1,225,000	SELL	6/9/09	1,612,333	1,627,662	$(15,329)
EU Euro
EUR 225,000	SELL	6/23/09	307,080	298,973	8,107
British Pound
GBP 260,000	SELL	4/15/09	376,230	373,075	3,155
British Pound
GBP 390,000	SELL	4/17/09	545,610	559,616	(14,006)
British Pound
GBP 595,000	SELL	4/17/09	868,501	853,774	14,727
British Pound
GBP 590,000	SELL	4/23/09	850,379	846,614	3,765
British Pound
GBP 3,080,000	SELL	6/9/09	4,350,500	4,420,355	(69,855)
British Pound
GBP 395,000	SELL	6/9/09	560,142	566,896	(6,754)
British Pound
GBP 950,000	SELL	6/11/09	1,338,550	1,363,434	(24,884)
Hong Kong Sar Dollar
HKD 7,200,000	SELL	4/6/09	928,373	928,993	(620)
Hungarian Forint
HUF 247,000,000	SELL	4/3/09	999,838	1,065,061	(65,223)
Hungarian Forint
HUF 275,000,000	SELL	6/3/09	1,146,407	1,168,866	(22,459)
Israeli New Shekel
ILS 3,060,000	SELL	4/13/09	752,009	725,245	26,764
Israeli New Shekel
ILS 4,400,000	SELL	4/13/09	1,081,320	1,042,835	38,485
Israeli New Shekel
ILS 4,550,000	SELL	6/30/09	1,077,688	1,079,023	(1,335)
Japanese Yen
JPY 36,000,000	SELL	4/15/09	375,481	363,769	11,712
Japanese Yen
JPY 76,000,000	SELL	4/17/09	772,750	767,979	4,771
Japanese Yen
JPY 124,000,000	SELL	4/17/09	1,281,413	1,253,018	28,395
Japanese Yen
JPY 100,000,000	SELL	4/24/09	1,059,322	1,010,599	48,723
Japanese Yen
JPY 44,000,000	SELL	6/9/09	445,130	445,002	128
Japanese Yen
JPY 23,000,000	SELL	6/9/09	233,053	232,615	438
Japanese Yen
JPY 224,000,000	SELL	6/9/09	2,270,263	2,265,464	4,799
Japanese Yen
JPY 224,000,000	SELL	6/9/09	2,287,792	2,265,464	22,328
Japanese Yen
JPY 223,000,000	SELL	6/9/09	2,277,974	2,255,350	22,624
Japanese Yen
JPY 344,000,000	SELL	6/9/09	3,575,899	3,479,106	96,793
Japanese Yen
JPY 344,000,000	SELL	6/9/09	3,575,958	3,479,106	96,852
Japanese Yen
JPY 345,000,000	SELL	6/9/09	3,589,507	3,489,219	100,288
Japanese Yen
JPY 60,000,000	SELL	6/9/09	619,867	606,821	13,046
Japanese Yen
JPY 39,000,000	SELL	6/9/09	402,820	394,433	8,387
Japanese Yen
JPY 20,000,000	SELL	6/9/09	206,505	202,274	4,231
Japanese Yen
JPY 74,000,000	SELL	6/9/09	764,605	748,412	16,193
Japanese Yen
JPY 125,000,000	SELL	6/11/09	1,280,738	1,264,260	16,478

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Japanese Yen
JPY 198,000,000	SELL	6/24/09	2,090,705	2,003,110	$87,595
Mexican Peso
MXN 9,245,000	SELL	4/20/09	623,945	650,054	(26,109)
Mexican Peso
MXN 5,200,000	SELL	4/20/09	350,948	365,634	(14,686)
Mexican Peso
MXN 16,780,000	SELL	4/20/09	1,120,908	1,179,872	(58,964)
Mexican Peso
MXN 3,340,000	SELL	4/20/09	224,274	234,849	(10,575)
Mexican Peso
MXN 5,050,000	SELL	4/20/09	339,017	355,087	(16,070)
Mexican Peso
MXN 6,165,000	SELL	4/20/09	398,836	433,487	(34,651)
Mexican Peso
MXN 23,455,000	SELL	6/9/09	1,503,343	1,635,110	(131,767)
Mexican Peso
MXN 25,610,000	SELL	6/9/09	1,790,120	1,785,340	4,780
Mexican Peso
MXN 24,080,000	SELL	6/9/09	1,661,469	1,678,680	(17,211)
Malaysian Ringgit
MYR 4,140,000	SELL	6/8/09	1,101,562	1,134,225	(32,663)
New Zealand Dollar
NZD 680,000	SELL	4/15/09	380,222	387,511	(7,289)
Peruvian Nuevo Sol
PEN 2,910,000	SELL	4/17/09	888,034	920,315	(32,281)
Peruvian Nuevo Sol
PEN 1,630,000	SELL	4/27/09	496,497	514,747	(18,250)
Peruvian Nuevo Sol
PEN 4,790,000	SELL	9/4/09	1,439,303	1,494,419	(55,116)
Philippine Peso
PHP 20,200,000	SELL	4/17/09	413,511	417,290	(3,779)
Polish Zloty
PLN 2,250,000	SELL	5/11/09	595,742	645,574	(49,832)
Polish Zloty
PLN 4,400,000	SELL	6/3/09	1,200,827	1,261,737	(60,910)
Polish Zloty
PLN 2,705,000	SELL	6/9/09	719,989	775,526	(55,537)
Polish Zloty
PLN 5,330,000	SELL	6/9/09	1,413,418	1,528,116	(114,698)
Polish Zloty
PLN 9,770,000	SELL	6/9/09	2,586,024	2,801,068	(215,044)
Russian Ruble
RUB 20,300,000	SELL	9/18/09	758,595	562,072	196,523
Russian Ruble
RUB 20,300,000	SELL	9/18/09	757,321	562,072	195,249
Russian Ruble
RUB 17,400,000	SELL	9/18/09	648,891	481,776	167,115
Russian Ruble
RUB 28,200,000	SELL	9/21/09	1,065,961	779,893	286,068
Russian Ruble
RUB 13,580,000	SELL	9/21/09	513,713	375,565	138,148
Russian Ruble
RUB 12,600,000	SELL	11/16/09	369,610	347,644	21,966
Russian Ruble
RUB 15,500,000	SELL	11/16/09	454,679	427,657	27,022
Russian Ruble
RUB 15,520,000	SELL	11/18/09	437,800	428,209	9,591
Swedish Krona
SEK 13,230,000	SELL	6/9/09	1,425,217	1,610,191	(184,974)
Swedish Krona
SEK 11,480,000	SELL	6/11/09	1,250,545	1,397,253	(146,708)
Singapore Dollar
SGD 1,450,000	SELL	4/6/09	935,092	953,195	(18,103)
Singapore Dollar
SGD 9,160,000	SELL	5/11/09	5,894,466	6,017,519	(123,053)
Turkish Lira
TRY 1,435,000	SELL	5/6/09	798,820	854,941	(56,121)
Turkish Lira
TRY 1,505,000	SELL	5/6/09	899,689	896,645	3,044
Taiwan New Dollar
TWD 67,000,000	SELL	4/2/09	1,925,287	1,975,702	(50,415)
Taiwan New Dollar
TWD 67,000,000	SELL	7/1/09	1,965,962	1,981,067	(15,105)
South African Rand
ZAR 10,045,000	SELL	5/20/09	1,000,448	1,048,210	(47,762)
South African Rand
ZAR 15,200,000	SELL	5/20/09	1,513,869	1,586,142	(72,273)
					$(1,874,957)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on March 31, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Canada 10-Year Bond	65	06/19/09	$58,627
Euro-Bobl 5-Year	124	06/08/09	(6,502)
Euro-Bund	91	06/08/09	132,216
IBEX 35 Index	5	04/17/09	16,199
Long Gilt	1	06/26/09	1
MSCI Taiwan Index	32	04/29/09	(23,857)
NASDAQ 100 E-Mini	59	06/19/09	49,395
S&P/MIB Index	5	06/19/09	54,368
S&P/TSX 60 Index	11	06/18/09	11,211
U.S. Treasury 5-Year Note	144	06/30/09	162,984
U.S. Treasury Long Bond	193	06/19/09	355,670
			$810,313
Short Contracts
CAC40 10 Euro	10	04/17/09	$(9,604)
DAX Index	9	06/19/09	(30,252)
FTSE 100 Index	20	06/19/09	(41,569)
H-Shares Index	11	04/29/09	28,311
Japanese Government Bonds 10-Year Mini	16	06/10/09	16,147
Mexico Bolsa Index	40	06/19/09	2,976
NIKKEI 225 (OSE)	15	06/11/09	(164,779)
NIKKEI 225 (SGX)	2	06/11/09	2,815
OMXS30 Index	114	04/17/09	10,685
S&P 500 E-Mini	132	06/19/09	(270,831)
SGX CNX Nifty Index	99	04/30/09	(15,479)
U.S. Treasury 2-Year Note	173	06/30/09	(81,339)
U.S. Treasury 10-Year Note	399	06/19/09	802
			$(552,118)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on March 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Cemex S.A.B de C.V. 9.625%, 10/01/09	Buy	(5.300)	10/20/13	USD	270,000	$65,509	$—	$65,509
UBS AG	Cemex S.A.B de C.V. 9.625%, 10/01/09	Buy	(5.300)	10/20/13	USD	270,000	65,509	—	65,509
Goldman Sachs International	Pemex Project Funding Master Trust 6.625%, 06/15/35	Buy	(3.450)	11/20/13	USD	170,000	6,327	—	6,327
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16	USD	420,000	51,381	—	51,381
Citibank N.A., New York	Republic of Turkey 11.875%, 01/15/30	Buy	(5.250)	12/20/13	USD	520,000	(26,655)	—	(26,655)
Goldman Sachs International	Republic of Turkey 11.875%, 01/15/30	Buy	(5.290)	12/20/13	USD	1,040,000	(54,998)	—	(54,998)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.670)	09/20/13	USD	520,000	26,570	—	26,570
Citibank N.A., New York	Ukraine Government 7.650%, 06/11/13	Buy	(4.180)	08/20/13	USD	360,000	216,573	—	216,573
Citibank N.A., New York	Ukraine Government 7.650%, 06/11/13	Buy	(6.650)	10/20/13	USD	680,000	385,539	—	385,539
Goldman Sachs International	Ukraine Government 7.650%, 06/11/13	Buy	(4.220)	08/20/13	USD	1,530,000	919,531	—	919,531
Merrill Lynch International	Ukraine Government 7.650%, 06/11/13	Buy	(4.300)	08/20/13	USD	1,530,000	917,728	—	917,728
UBS AG	Ukraine Government 7.650%, 06/11/13	Buy	(4.180)	08/20/13	USD	600,000	360,954	—	360,954
Goldman Sachs International	VTB Capital S.A. 6.875%, 05/29/18	Buy	(7.400)	05/28/13	USD	520,000	38,014	—	38,014
							$2,971,982	$—	$2,971,982

Credit Default Swaps on Credit Indices - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread At 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	46.423	USD	260,000	$(181,025)	$(12,570)	$(168,455)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	46.423	USD	260,000	(181,025)	(12,567)	(168,458)
Morgan Stanley Capital Services Inc.	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	46.423	USD	380,000	(264,575)	(114,548)	(150,027)
								$(626,625)	$(139,685)	$(486,940)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread At 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12**	Sell	7.125	12/20/12	—	USD	195,000	$(155,922)	$—	$(155,922)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12**	Sell	9.700	12/20/12	—	USD	255,000	(203,898)	—	(203,898)
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750	02/20/13	14.556	USD	1,210,000	(350,319)	—	(350,319)
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	5.186	USD	1,290,000	(170,713)	—	(170,713)
Morgan Stanley Capital Services Inc.	GISAD DIS TICARET A.S. 7.67%, 03/23/14***	Sell	3.000	03/23/13	—	EUR	1,317,500	(1,453,351)	—	(1,453,351)
Credit Suisse International	HSBK Europe BV 7.250%, 05/03/17	Sell	4.950	03/20/13	28.332	USD	250,000	(115,752)	—	(115,752)
Morgan Stanley Capital Services Inc.	HSBK Europe BV 7.750%, 05/13/13	Sell	4.780	03/20/13	28.332	USD	500,000	(233,186)	—	(233,186)
Morgan Stanley Capital Services Inc.	HSBK Europe BV 7.750%, 05/13/13	Sell	4.880	03/20/13	28.332	USD	500,000	(232,196)	—	(232,196)
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09****	Sell	5.100	03/20/13	24.291	USD	270,000	(116,785)	—	(116,785)
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250	04/20/11	45.061	USD	530,000	(255,497)	—	(255,497)
UBS AG	Republic of Philippines 10.625%, 03/16/25	Sell	1.450	06/20/17	3.613	USD	540,000	(73,606)	—	(73,606)
JPMorgan Chase Bank N.A., London	Republic of Turkey 11.875%, 01/15/30	Sell	2.640	08/20/13	3.987	USD	270,000	(13,890)	—	(13,890)
JPMorgan Chase Bank N.A., London	Republic of Turkey 11.875%, 01/15/30	Sell	2.680	09/20/13	3.987	USD	205,000	(9,838)	—	(9,838)
Barclays Bank PLC	Republic of Venezuela 9.250%, 09/15/27	Sell	30.500	01/20/10	21.129	USD	220,000	15,002	—	15,002
Goldman Sachs International	Republic of Venezuela 9.250%, 09/15/27	Sell	6.350	05/20/13	21.309	USD	205,000	(73,094)	—	(73,094)
Morgan Stanley Capital Services Inc.	Republic of Venezuela 9.250%, 09/15/27	Sell	30.000	01/20/10	21.129	USD	220,000	14,202	—	14,202
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	3.750	02/20/14	3.735	USD	440,000	279	—	279
Morgan Stanley Capital Services Inc.	YASAR, Multiple loan facility agreements to the YASAR Group Entities	Sell	8.500	10/20/09	28.400	USD	230,000	(14,622)	—	(14,622)
Morgan Stanley Capital Services Inc.	YASAR, Multiple loan facility agreements to the YASAR Group Entities	Sell	8.750	06/20/10	29.124	USD	230,000	(40,565)	—	(40,565)
								$(3,483,751)	$—	$(3,483,751)

*	Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S. For the purposes of this transaction each such loan shall be an underlying loan.
**

Event Determination Date March 30, 2009, Failure to Pay. Cash settlement is based on a final price of 23.375, which was determined at auction on April 22, 2009.  As the seller of protection, the fund will be required to pay an amount equal to notional amount of each transaction times one minus the final price (notional amount x 0.76625).  The coupon for each deal stopped accruing on the Event Determination Date.

***

Failure to Pay Credit Event on payment due 12 February 2009. Cash settlement is based on a final price of 5.000, which was determined by Highest Valuation Method. As the seller of proetction, the fund will be required to pay an amount equal to notional amount of each transaction times one minus the final price (notional amount x 0.95).  The coupon for each deal stopped accruing on the Event Determination Date.

****	In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.140% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	08/26/10	PLN	3,870,000	$21,184
Receive a fixed rate equal to 3.470% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: JPMorgan Chase Bank, N.A., London	09/18/10	CZK	47,600,000	16,534
Receive a fixed rate equal to 3.300% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: JPMorgan Chase Bank, N.A., London	10/17/10	CZK	49,000,000	6,288
Receive a fixed rate equal to 2.760% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: Goldman Sachs International	12/05/10	CZK	55,000,000	(2,615)
Receive a fixed rate equal to 2.750% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: JPMorgan Chase Bank, N.A., London	12/05/10	CZK	55,000,000	(3,057)
Receive a fixed rate equal to 8.600% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	12/17/10	HUF	305,000,000	(41,486)
Receive a fixed rate equal to 8.835% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	02/05/11	HUF	541,000,000	(62,419)
Receive a fixed rate equal to 10.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/11/11	MXN	89,000,000	161,548
Receive a fixed rate equal to 10.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	11/11/11	MXN	88,000,000	159,733
Receive a fixed rate equal to 9.350% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/18/11	MXN	27,600,000	79,675
Receive a fixed rate equal to 9.270% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/21/11	MXN	33,600,000	93,198
Receive a fixed rate equal to 9.080% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/22/11	MXN	33,800,000	83,856
Receive a fixed rate equal to 8.920% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	11/24/11	MXN	28,100,000	103,649
Receive a fixed rate equal to 8.920% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	11/24/11	MXN	27,500,000	101,436

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 14.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander S.A., New York	01/02/12	BRL	5,060,000	$172,477
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	38,486
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	72,780
Receive a fixed rate equal to 12.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	2,700,000	14,173
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	37,803
Receive an initial exchange of USD 292,335.12. Pay an initial exchange of TRY 410,000.00. Receive a fixed rate equal to 17.100% on TRY 410,000 and pay a floating rate based on 3-month USD LIBOR on USD 292,335.12 Upon termination of the contract, receive TRY 410,000.00 and pay USD 292,335.12. Counterparty: Merrill Lynch International	02/06/12	TRY	410,000	(19,825)
Receive an initial exchange of USD 184,921.76. Pay an initial exchange of TRY 260,000.00. Receive a fixed rate equal to 17.250% on TRY 260,000 and pay a floating rate based on 3-month USD LIBOR on USD 184,921.76 Upon termination of the contract, receive TRY 260,000.00 and pay USD 184,921.76. Counterparty: Credit Suisse International	02/07/12	TRY	260,000	(6,777)
Receive an initial exchange of USD 281,539.56. Pay an initial exchange of TRY 395,000.00. Receive a fixed rate equal to 17.300% on TRY 395,000 and pay a floating rate based on 3-month USD LIBOR on USD 281,539.56. Upon termination of the contract, receive TRY 395,000.00 and pay USD 281,539.56. Counterparty: Credit Suisse International	02/09/12	TRY	395,000	(28,978)
Receive an initial exchange of USD 477,085.44. Pay an initial exchange of TRY 660,000.00. Receive a fixed rate equal to 16.750% on TRY 660, 000 and pay a floating rate based on 3-month USD LIBOR on USD 477,085.44. Upon termination of the contract, receive TRY 660,000.00 and pay USD 477,085.44. Counterparty: Credit Suisse International	02/26/12	TRY	660,000	(26,045)
Receive a fixed rate equal to 8.480% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	06/06/13	HUF	192,000,000	(44,586)
Receive a fixed rate equal to 6.040% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: JPMorgan Chase Bank, N.A., London	08/08/13	PLN	2,580,000	27,090
Receive a fixed rate equal to 7.880% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	08/12/13	HUF	123,000,000	(39,187)
Receive a fixed rate equal to 7.890% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	09/12/13	HUF	107,000,000	(36,452)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 7.820% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	09/19/13	HUF	231,000,000	$(77,435)
Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander S.A., New York	09/27/13	MXN	14,000,000	53,461
Receive a fixed rate equal to 8.560% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	09/27/13	MXN	5,500,000	21,306
Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/27/13	MXN	8,500,000	32,459
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	15,814
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	33,027
Receive a fixed rate equal to 8.060% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander, S.A., New York	02/06/14	MXN	15,600,000	39,203
Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	795
Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	416
Receive a fixed rate of 5.460% on UDI 2,252,229.80. Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00. Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG, London	05/13/15	USD	730,000	39,003
Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN. Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00. Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG, London	06/23/15	USD	390,000	10,191
Receive a fixed rate equal to 13.550% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander, S.A., New York	01/02/17	BRL	1,730,000	44,167
Receive a fixed rate equal to 12.800% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs International	01/02/17	BRL	3,300,000	54,662
Receive a fixed rate equal to 13.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,610,000	33,215
Receive a fixed rate equal to 13.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,750,000	47,172

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	2,760,000	$78,448
Receive a fixed rate equal to 14.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	430,000	13,265
Receive a fixed rate equal to 14.160% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,770,000	57,699
Receive a fixed rate equal to 14.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	2,700,000	92,173
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,500,000	72,681
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,770,000	78,733
Receive a fixed rate equal to 12.810% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,960,000	32,715
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	5,000,000	145,363
Receive a fixed rate equal to 13.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,710,000	51,268
Receive a fixed rate equal to 14.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,680,000	67,289
Receive a fixed rate equal to 14.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,680,000	67,669
Receive a fixed rate equal to 14.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	2,000,000	80,597
Receive a fixed rate equal to 15.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	2,000,000	81,620
Receive a fixed rate equal to 14.340% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/02/17	BRL	1,900,000	65,758
Receive a fixed rate equal to 8.140% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	01/10/18	MXN	8,910,000	12,108
Receive a fixed rate equal to 8.570% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander, S.A., New York	05/03/18	MXN	7,140,000	24,018
Receive a fixed rate equal to 8.570% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	05/11/18	MXN	6,150,000	24,592

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 8.645% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander S.A., New York	05/17/18	MXN	4,700,000	$20,512
Receive a fixed rate equal to 9.320% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	06/01/18	MXN	4,520,000	34,676
Receive a fixed rate equal to 5.110% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Deutsche Bank AG, Frankfurt	07/16/18	SEK	9,900,000	189,273
Receive a fixed rate equal to 5.880% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	08/28/18	ILS	2,450,000	68,754
Receive a fixed rate equal to 5.850% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	09/04/18	ILS	2,500,000	76,880
Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/03/18	HUF	134,000,000	(78,306)
Receive a fixed rate equal to 5.320% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	10/03/18	PLN	3,400,000	(16,369)
Receive a fixed rate equal to 3.830% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: Morgan Stanley Capital Services Inc.	10/03/18	CZK	22,100,000	18,355
Receive a fixed rate equal to 3.760% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: Goldman Sachs International	10/06/18	CZK	21,900,000	11,650
Receive a fixed rate equal to 5.330% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	10/06/18	PLN	3,340,000	(15,785)
Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	10/06/18	HUF	134,000,000	(77,693)
Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	10/08/18	HUF	134,000,000	(78,439)
Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/08/18	HUF	132,000,000	(76,534)
Receive a fixed rate equal to 9.070% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley Capital Services Inc.	11/26/18	MXN	10,800,000	62,858
Receive a fixed rate equal to 5.036% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG	12/12/18	ILS	2,740,000	35,866
Receive a fixed rate equal to 4.940% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: Credit Suisse International	12/15/18	ILS	1,070,000	15,175

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.650% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: Credit Suisse International	12/22/18	ILS	1,000,000	$7,612
Receive a fixed rate equal to 4.780% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG	01/07/19	ILS	2,768,000	27,588
Receive a fixed rate equal to 8.050% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	01/22/19	MXN	6,610,000	8,236
Receive a fixed rate equal to 3.380% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Goldman Sachs International	02/10/19	SEK	14,619,000	19,870
Receive a floating rate based on 6-month DKK-CIBOR-DKNA and pay a fixed rate equal to 3.68875% Counterparty: Barclays Bank PLC	03/02/19	DKK	13,580,000	(29,765)
Receive a fixed rate equal to 2.725% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Westpac Banking Corp.	03/04/19	CAD	1,520,000	27,180
Receive a fixed rate equal to 2.750% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Westpac Banking Corp.	03/04/19	CAD	1,455,000	28,538
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.210% Counterparty: JPMorgan Chase Bank, N.A., London	03/05/19	JPY	74,700,000	6,028
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.2675% Counterparty: JPMorgan Chase Bank, N.A., London	03/06/19	JPY	74,700,000	1,809
Receive a fixed rate equal to 3.3175% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Westpac Banking Corp.	03/06/19	USD	2,300,000	96,691
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.236% Counterparty: Citibank N.A., London	03/10/19	JPY	74,700,000	4,185
Receive a fixed rate equal to 8.7292% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs International	08/27/26	MXN	7,470,000	25,954
Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	1,420
Receive a fixed rate equal to 8.4583% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	05/18/29	MXN	13,000,000	15,830
				$2,703,984

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on March 31, 2009:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive, if positive, the total return of a custom basket of securities plus 93% of the dividends from the basket. Pay a floating rate based on one-month JPY-LIBOR plus 40 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	04/13/09	JPY	140,028,178	$188,809
Receive absolute value of price depreciation on the Bovespa Index Futures Exchange-Traded Contract (April 09). Pay price appreciation on the Bovespa Index Futures Exchange-Traded Contract (April 09). Counterparty: UBS AG, London	04/17/09	BRL	1,356,874	14,473
Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay a floating rate based on one-month GBP-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	05/08/09	GBP	973,527	100,778
Receive absolute value of price depreciation on the KOSPI 200 Index Futures Exchange-Traded Contract (June 09). Pay price appreciation on the Bovespa Index Futures Exchange-Traded Contract (April 09). Counterparty: Citibank N.A., New York	06/15/09	KRW	737,470,500	(38,858)
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus a spread and, if negative, the absolute value of the total return of a custom equity basket. Counterparty: Deutsche Bank AG, London	10/05/09	USD	1,144,872	112,665
Receive the price return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the price return of the MSCI Daily TR Net Belgium USD Market Index. Counterparty: Citibank N.A., New York	10/07/09	USD	54,518	9,161
Receive the price return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the price return of the MSCI Daily TR Net Belgium USD Market Index. Counterparty: Citibank N.A., New York	10/07/09	USD	138,569	18,322
Receive the price return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the price return of the MSCI Daily TR Net Belgium USD Market Index. Counterparty: Citibank N.A., New York	10/07/09	USD	666,064	58,529
Receive, if positive, the total return of custom basket of securities plus 90% of the dividends from the basket. Pay one-month EUR-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley & Co. International	10/07/09	EUR	736,600	108,030
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of a custom equity basket. Counterparty: Deutsche Bank AG, London	03/05/10	USD	4,670,115	671,533
Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay one-month EUR-LIBOR plus 90 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities Counterparty: Morgan Stanley & Co. International	03/05/10	EUR	744,500	138,527
Receive a fixed rate equal to 7.750%, and pay a floating rate based on 3-month USD LIBOR. On the termination date, receive total return amount on reference obligation, if total return amount is positive, and pay absolute value of the total return amount on reference obligation, if total return amount is negative. Reference Obligation: Loan under the loan facility agreement between each of JSC “Rushydro” and OJSC Saratovskaya and any Successor(s) and Morgan Stanley Bank International Limited dated 13 December 2006 Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	RUB	56,780,000	(889,206)
				$492,763

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 31.1%
			Agriculture: 0.1%
$400,000		S	Philip Morris International, Inc., 5.650%, due 05/16/18	$398,143
	300,000	C, S	Reynolds American, Inc., 7.625%, due 06/01/16	265,959
				664,102
			Auto Manufacturers: 0.2%
	1,970,000		DaimlerChrysler NA Holding Corp., 4.560%, due 08/03/14	1,062,569
				1,062,569
			Banks: 14.5%
	200,000	S	American Express Bank FSB, 6.000%, due 09/13/17	168,605
	3,700,000	S	American Express Centurion Bank, 0.584%, due 06/12/09	3,650,901
	900,000	S	American Express Centurion Bank, 0.716%, due 11/16/09	864,113
	200,000	S	American Express Centurion Bank, 6.000%, due 09/13/17	168,605
	800,000	@@, #, S	ANZ National International Ltd., 6.200%, due 07/19/13	772,126
	300,000	S	Bank of America Corp., 1.568%, due 08/15/16	192,324
	900,000	S	Bank of America Corp., 5.750%, due 12/01/17	757,034
	7,050,000	C, S	Bank of America Corp., 8.000%, due 12/29/49	2,826,557
	800,000	C, S	Bank of America Corp., 8.125%, due 12/29/49	329,072
	5,500,000	S	Bank of America NA, 1.331%, due 06/12/09	5,494,396
	4,100,000	@@, S	Barclays Bank PLC, 5.450%, due 09/12/12	4,154,243
	700,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	551,353
	2,200,000	@@, #, C, S	BNP Paribas, 5.186%, due 06/29/49	903,914
	700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	617,464
	1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	1,694,770
	2,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	2,022,473
	100,000	S	Citigroup, Inc., 5.625%, due 08/27/12	72,885
	500,000	S	Citigroup, Inc., 5.850%, due 07/02/13	447,946
	1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	1,642,345
	300,000	S	Citigroup, Inc., 6.125%, due 05/15/18	259,373
	5,200,000	C, S	Citigroup, Inc., 8.400%, due 04/29/49	2,945,228
	1,100,000	@@, #, C, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	484,550
	600,000	@@, #, S	Credit Agricole SA, 1.256%, due 05/28/09	598,926
	700,000	@@, #, S	Credit Agricole SA, 1.306%, due 05/28/10	684,900
	1,600,000	@@, C, S	Deutsche Bank AG/London, 6.000%, due 09/01/17	1,548,488
	4,000,000	S	Goldman Sachs Group, Inc., 1.455%, due 07/23/09	3,966,604
	200,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	181,869
	800,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	731,956
	2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	1,856,302
	3,200,000	C, S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	2,169,546
	1,000,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	1,011,794
	900,000	S	JPMorgan Chase Bank NA, 1.656%, due 06/13/16	618,673
	1,200,000	S	KeyBank NA, 3.511%, due 06/02/10	1,157,165
	3,230,000	S	Manuf & Traders Trust Co., 8.000%, due 10/01/10	3,171,931
	100,000		Morgan Stanley, 0.510%, due 04/19/12	79,765
	1,800,000	S	Morgan Stanley, 1.291%, due 05/07/09	1,796,594
	800,000	S	Morgan Stanley, 5.950%, due 12/28/17	727,921
	1,600,000	C, S	Morgan Stanley, 6.250%, due 08/28/17	1,487,451
	6,400,000	@@, #, S	National Australia Bank Ltd., 1.691%, due 02/08/10	6,401,280
DKK	2,888,109	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	486,559
DKK	3,097,522	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	513,087
DKK	8,652,054	@@	Realkredit Danmark A/S, 4.100%, due 01/01/38	1,439,475
DKK	2,879,535	@@	Realkredit Danmark A/S, 4.100%, due 10/01/38	484,922
$600,000		@@, #, C, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	264,321
	2,700,000	@@, S	UBS AG, 2.154%, due 05/05/10	2,694,557
	500,000	@@, S	UBS AG, 5.750%, due 04/25/18	418,928
	1,800,000	S	Wachovia Corp., 5.750%, due 02/01/18	1,597,237
	2,800,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	2,559,015
	22,900,000	C, S	Wells Fargo & Co., 7.980%, due 02/28/49	10,775,939
				80,445,482
			Biotechnology: 0.5%
	2,400,000	C, S	Amgen, Inc., 6.150%, due 06/01/18	2,538,302
				2,538,302
			Building Materials: 0.1%
	800,000	@@, #, C, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	280,405
				280,405
			Chemicals: 0.1%
	400,000	C, S	Rohm & Haas Co., 6.000%, due 09/15/17	332,817
				332,817
			Computers: 1.3%
	1,300,000	C, S	Dell, Inc., 4.700%, due 04/15/13	1,306,852
	5,700,000	C, S	International Business Machines Corp., 5.700%, due 09/14/17	5,914,343
				7,221,195
			Diversified Financial Services: 6.7%
	700,000	S	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	677,699
	700,000	S	American Express Co., 7.000%, due 03/19/18	618,482
	600,000	S	American Express Credit Corp., 5.875%, due 05/02/13	527,246
	1,300,000	S	American General Finance Corp., 6.900%, due 12/15/17	456,141
	900,000	S	Bear Stearns Cos., Inc., 1.341%, due 08/21/09	897,085
	3,900,000	S	Bear Stearns Cos., Inc., 1.353%, due 07/16/09	3,892,832

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Diversified Financial Services (continued)
$1,900,000		S	Bear Stearns Cos., Inc., 6.400%, due 10/02/17	$1,852,145
	2,100,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,140,152
	3,000,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	2,959,347
	100,000	S	CIT Group, Inc., 1.387%, due 03/22/10	85,173
	400,000	S	CitiFinancial, 6.625%, due 06/01/15	347,028
GBP	600,000	C	Citigroup Capital XVIII, 6.829%, due 06/28/67	154,963
$1,200,000		C, S	Citigroup Capital XXI, 8.300%, due 12/21/57	578,648
	500,000	S	Citigroup Funding, Inc., 1.226%, due 06/26/09	493,979
	500,000	S	Ford Motor Credit Co., LLC, 5.700%, due 01/15/10	428,354
	200,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	142,466
	100,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	75,600
	300,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	247,986
	300,000	S	Ford Motor Credit Co., LLC, 8.625%, due 11/01/10	239,030
	1,500,000	S	General Electric Capital Corp., 1.308%, due 08/15/11	1,283,618
	400,000	S	General Electric Capital Corp., 1.361%, due 03/12/10	383,365
	4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	2,487,146
	900,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	644,679
	800,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	654,278
	1,600,000	S	HSBC Finance Corp., 1.193%, due 10/21/09	1,512,539
	1,000,000	S	International Lease Finance Corp., 3.500%, due 04/01/09	999,688
	2,000,000	±, S	Lehman Brothers Holdings, Inc., 5.500%, due 05/25/10	250,000
	2,364,000		Lehman Brothers Holdings, Inc., 6.000%, due 06/12/13	424,011
	2,700,000	±, S	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	357,750
	300,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	37,500
	3,700,000	S	Merrill Lynch & Co., Inc., 1.291%, due 05/08/09	3,680,606
	1,800,000	S	Merrill Lynch & Co., Inc., 1.359%, due 07/25/11	1,504,775
	300,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	257,604
	1,900,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	1,488,293
	700,000	@@, #, C, S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	385,522
EUR	2,800,000		SLM Corp., 3.125%, due 09/17/12	2,641,264
GBP	500,000	@@, C	SMFG Preferred Capital GBP 1 Ltd., 6.164%, due 01/29/49	272,620
$300,000		@@, #, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	261,394
	1,100,000	C, S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	300,726
	500,000	#, C, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	198,316
				36,840,050
			Electric: 0.7%
	300,000	C, S	Columbus Southern Power Co., 6.600%, due 03/01/33	261,370
	600,000	@@, #, S	Electricite de France, 5.500%, due 01/26/14	637,587
	600,000	@@, #, S	Electricite de France, 6.500%, due 01/26/19	619,203
	600,000	@@, #, S	Electricite de France, 6.950%, due 01/26/39	596,554
	2,100,000	@@, #, C, S	Enel Finance International SA, 6.250%, due 09/15/17	1,905,889
				4,020,603
			Healthcare - Services: 1.6%
	1,931,335		HCA, Inc., 3.709%, due 11/14/13	1,647,911
	5,100,000	#, S	Roche Holdings, Inc., 3.249%, due 02/25/11	5,093,742
	1,400,000	#, C, S	Roche Holdings, Inc., 7.000%, due 03/01/39	1,469,691
	600,000	C, S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	584,897
				8,796,241
			Insurance: 1.3%
	3,000,000	S	American International Group, Inc., 5.850%, due 01/16/18	1,176,018
	1,300,000	#, S	Metropolitan Life Global Funding I, 1.278%, due 05/17/10	1,227,689
	500,000	@@, #, S	Monumental Global Funding Ltd., 5.500%, due 04/22/13	454,963
	600,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	551,701
	900,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	852,654
	3,400,000	S	Protective Life Secured Trusts, 0.636%, due 11/09/10	2,940,997
				7,204,022
			Media: 0.1%
	685,019		CSC Holdings, Inc., 2.310%, due 03/30/13	623,081
	1,766		CSC Holdings, Inc., 2.690%, due 03/30/13	1,606
				624,687
			Mining: 0.2%
	800,000	@@, #, S	Codelco, Inc., 7.500%, due 01/15/19	910,875
	200,000	@@, C, S	Vale Overseas Ltd., 6.250%, due 01/23/17	198,121
				1,108,996
			Oil & Gas: 0.4%
	2,500,000	@@, #, C, S	Petroleos Mexicanos, 8.000%, due 05/03/19	2,450,000
				2,450,000
			Pharmaceuticals: 0.1%
	300,000	@@, C, S	AstraZeneca PLC, 5.900%, due 09/15/17	318,181
	200,000	@@, C, S	AstraZeneca PLC, 6.450%, due 09/15/37	208,144
				526,325
			Pipelines: 0.5%
	2,600,000	C, S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,371,151
	300,000	@@, C, S	Trans-Canada Pipelines, 7.625%, due 01/15/39	297,506
	300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	295,297
				2,963,954
			Retail: 0.5%
	2,700,000	C, S	CVS Caremark Corp., 5.750%, due 08/15/11	2,833,426
				2,833,426
			Student Loan ABS: 0.5%
	2,863,380	C, S	Access Group, Inc., 2.459%, due 10/27/25	2,633,949
				2,633,949
			Telecommunications: 1.5%
	24,000	C, S	AT&T Corp., 7.300%, due 11/15/11	25,804

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$400,000	C, S	AT&T, Inc., 4.125%, due 09/15/09	$403,724
600,000	C, S	AT&T, Inc., 4.950%, due 01/15/13	609,194
600,000	C, S	AT&T, Inc., 5.500%, due 02/01/18	581,171
4,500,000	C, S	AT&T, Inc., 6.300%, due 01/15/38	3,963,645
2,500,000	C, S	BellSouth Corp., 5.200%, due 09/15/14	2,517,245
30,000	C, S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,069
200,000	C, S	Qwest Corp., 8.875%, due 03/15/12	198,500
			8,331,352
		Transportation: 0.3%
1,600,000	C, S	Union Pacific Corp., 5.700%, due 08/15/18	1,525,648
			1,525,648
		Total Corporate Bonds/Notes
		(Cost $213,070,194)	172,404,125
U.S. GOVERNMENT AGENCY OBLIGATIONS: 90.4%
		Federal Home Loan Mortgage Corporation ##: 25.4%
9,614,164	C, S	0.706%, due 07/15/19-10/15/20	9,367,324
3,489,655	C, S	0.786%, due 02/15/19	3,378,486
184,370	C, S	0.842%, due 01/25/45	82,198
570,278	C, S	1.875%, due 03/25/24	575,904
330,665	C, S	3.022%, due 10/25/44	322,146
1,661,532	C, S	3.222%, due 07/25/44	1,628,472
241,670	C, S	3.500%, due 11/15/22-07/15/32	241,540
4,888	C, S	4.000%, due 06/15/22	4,884
1,214,884	C, S	4.500%, due 06/15/17	1,243,528
5,039,954	C, S	5.000%, due 09/15/16-04/15/26	5,126,030
1,493,800	S	5.000%, due 12/14/18-01/01/37	1,511,404
49,000,000	W	5.000%, due 04/15/39	50,538,894
16,082	S	5.195%, due 04/01/32	16,326
1,167,597	S	5.299%, due 09/01/35	1,195,445
118,686	C, S	5.500%, due 03/15/17	122,207
40,725,719	S	5.500%, due 03/01/23-09/01/38	42,316,370
8,500,000	W	5.500%, due 04/15/39	8,820,076
832,910	S	6.000%, due 10/01/17-06/01/38	876,048
12,400,000	W	6.000%, due 04/01/39	12,963,816
			140,331,098
		Federal National Mortgage Association ##: 64.8%
1,036,046	S	0.582%, due 07/25/37	919,342
123,424	S	0.642%, due 03/25/34	110,058
908,846	S	1.873%, due 02/01/33	915,886
130,679	S	2.063%, due 04/25/24	130,932
297,503	S	2.833%, due 10/01/44	292,264
117,569	S	2.931%, due 04/01/32	121,155
6,407	S	3.625%, due 02/01/20	6,509
1,377,874	S	4.315%, due 11/01/34	1,399,740
532,831	S	4.318%, due 02/01/35	543,730
947,285	S	4.500%, due 06/01/23	976,765
1,022,469	S	4.727%, due 09/01/35	1,040,013
428,442	S	4.808%, due 08/01/35	437,998
13,555	S	4.824%, due 09/01/31	13,646
900,000	S	4.875%, due 06/13/18	999,931
104,282	S	4.948%, due 12/01/36	105,862
38,180,529	S	5.000%, due 05/01/18-07/01/37	39,583,199
644,764	S	5.002%, due 09/01/34	663,673
13,000,000		5.500%, due 05/01/37	13,461,097
46,049,850	S	5.500%, due 03/01/16-12/01/38	47,916,766
66,385,180	W, S	5.500%, due 04/01/38	68,906,300
128,400,000		6.000%, due 04/01/39	134,117,780
27,258,902	S	6.000%, due 04/01/17-11/01/38	28,527,218
12,122,564	W, S	6.000%, due 05/01/37	12,656,963
2,539,858	S	6.500%, due 03/01/17-06/17/38	2,710,355
2,084,619	S	7.500%, due 08/25/35	2,125,325
			358,682,507
		Government National Mortgage Association: 0.2%
34,181	C, S	0.956%, due 03/16/32	33,283
930,341	S	6.000%, due 05/15/38	973,470
			1,006,753
		Total U.S. Government Agency Obligations
		(Cost $489,198,860)	500,020,358
U.S. TREASURY OBLIGATIONS: 20.5%
		U.S. Treasury Bonds: 5.0%
6,200,000	S	3.500%, due 02/15/39	6,128,347
1,900,000	S	6.250%, due 08/15/23	2,500,282
1,500,000	S	7.875%, due 02/15/21	2,175,704
4,800,000	S	8.125%, due 08/15/19	6,961,502
6,400,000		8.750%, due 08/15/20	9,766,003
			27,531,838
		Treasury Inflation Indexed Protected Securities (ip): 15.6%
2,200,000	S	1.625%, due 01/15/15	2,461,605
1,200,000	S	1.750%, due 01/15/28	1,162,189
3,100,000	S	1.875%, due 07/15/13-07/15/15	3,490,894
2,100,000	S	2.000%, due 07/15/14-01/15/16	2,367,965

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Treasury Inflation Indexed Protected Securities ip (continued)
$36,300,000	S	2.125%, due 01/15/19	$38,097,020
11,200,000	S	2.375%, due 01/15/25	13,078,755
3,600,000	S	2.500%, due 07/15/16-01/15/29	3,912,556
2,700,000	S	2.625%, due 07/15/17	2,993,024
7,600,000	S	3.000%, due 07/15/12	9,510,524
7,200,000	S	3.500%, due 01/15/11	9,130,466
			86,204,998
		Total U.S. Treasury Obligations
		(Cost $106,586,744)	113,736,836
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.2%
928,315	C, S	Daimler Chrysler Auto Trust, 1.406%, due 07/08/11	914,081
500,000	C, S	Daimler Chrysler Auto Trust, 1.956%, due 09/10/12	450,189
			1,364,270
		Credit Card Asset-Backed Securities: 0.8%
700,000	C, S	BA Credit Card Trust, 1.136%, due 04/15/13	669,294
3,700,000	C, S	BA Credit Card Trust, 1.756%, due 12/16/13	3,482,154
			4,151,448
		Home Equity Asset-Backed Securities: 0.1%
652,515	C, S	Household Home Equity Loan Trust, 0.835%, due 01/20/34	430,600
			430,600
		Other Asset-Backed Securities: 0.6%
843,858	C, S	Countrywide Asset-Backed Certificates, 0.602%, due 10/25/47	746,300
2,301,204	C, S	Countrywide Asset-Backed Certificates, 0.702%, due 09/25/36	1,601,757
146,311	C, S	JPMorgan Mortgage Acquisition Corp., 0.572%, due 08/25/36	131,800
494,661	C, S	JPMorgan Mortgage Acquisition Corp., 0.582%, due 03/25/47	377,709
58,753	C, S	Long Beach Mortgage Loan Trust, 0.802%, due 10/25/34	24,066
257,636	C, S	Morgan Stanley Capital, Inc., 0.572%, due 11/25/36	236,387
556,684	C, S	WAMU Asset-Backed Certificates, 0.572%, due 01/25/37	466,271
			3,584,290
		Total Asset-Backed Securities
		(Cost $11,126,524)	9,530,608
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.4%
331,426	C, S	Adjustable Rate Mortgage Trust, 4.584%, due 05/25/35	263,165
536,962	C, S	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	298,380
800,000	C, S	Banc of America Commercial Mortgage, Inc., 5.740%, due 05/10/45	595,614
779,059	C, S	Banc of America Funding Corp., 4.110%, due 05/25/35	560,994
547,556	C, S	Banc of America Funding Corp., 6.106%, due 01/20/47	258,180
162,616	C, S	Banc of America Mortgage Securities, Inc., 0.972%, due 01/25/34	156,226
608,186	C, S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	504,925
309,840	C, S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	278,042
3,200,831	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 2.472%, due 03/25/35	2,214,474
4,126,681	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 2.940%, due 03/25/35	2,807,744
518,723	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	489,238
881,870	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 5.108%, due 11/25/34	845,629
408,586	C, S	Bear Stearns Alternative-A Trust, 5.364%, due 05/25/35	220,497
242,441	C, S	Bear Stearns Alternative-A Trust, 5.491%, due 09/25/35	119,961
704,270	C, S	Bear Stearns Alternative-A Trust, 5.718%, due 11/25/36	325,770
100,000	C, S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	73,192
300,000	C, S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	224,548
637,084	S	Bear Stearns Structured Products, Inc., 5.653%, due 01/26/36	402,915
412,176	S	Bear Stearns Structured Products, Inc., 5.733%, due 12/26/46	237,574
765,621	C, S	Citigroup Mortgage Loan Trust, Inc., 4.682%, due 08/25/35	475,718
900,000	C, S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	631,784
67,499	C, S	Countrywide Alternative Loan Trust, 0.755%, due 11/20/35	65,073
202,638	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.842%, due 03/25/35	85,173
1,121,198	#, C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.862%, due 06/25/35	661,290
1,080,710	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 4.729%, due 02/20/35	763,776
596,407	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 4.785%, due 11/25/34	364,766
2,384,730	#, C, S	Credit Suisse Mortgage Capital Certificates, 0.786%, due 10/15/21	1,573,678
100,000	C, S	Credit Suisse Mortgage Capital Certificates, 5.658%, due 03/15/39	81,578
2,300,000	C, S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	1,509,731
200,332	C, S	Downey Savings & Loan Association Mortgage Loan Trust, 3.853%, due 07/19/44	136,120
377,711	C, S	First Horizon Mortgage Pass-through Trust, 5.362%, due 08/25/35	268,538
265,846	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	253,128
363,234	C, S	Greenpoint Mortgage Pass-through Certificates, 4.885%, due 10/25/33	248,115
100,000	C	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	74,634
600,000	C, S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	434,053
700,451	#, S	GS Mortgage Securities Corp. II, 0.579%, due 03/06/20	490,619
900,000	C, L	GS Mortgage Securities Corp. II, 5.799%, due 08/10/45	617,095
81,856	C, S	GSR Mortgage Loan Trust, 4.465%, due 06/25/34	63,972
807,735	C, S	GSR Mortgage Loan Trust, 4.541%, due 09/25/35	598,556
5,390	C, S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	5,054
243,125	C, S	Harborview Mortgage Loan Trust, 0.776%, due 05/19/35	89,677
519,779	C, S	Harborview Mortgage Loan Trust, 5.143%, due 07/19/35	284,279
280,524	C, S	Indymac Index Mortgage Loan Trust, 5.013%, due 12/25/34	194,489
800,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	535,591
2,600,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	1,765,208
4,300,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	2,789,247
300,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	213,043

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,454,306	C, S	JPMorgan Mortgage Trust, 4.768%, due 07/25/35	$1,103,259
468,524	C, S	JPMorgan Mortgage Trust, 5.018%, due 02/25/35	372,306
2,100,000	C, S	LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40	1,449,814
5,247	C, S	Lehman XS Trust, 0.602%, due 07/25/46	5,196
137,213	C, S	MASTR Adjustable Rate Mortgages Trust, 3.788%, due 11/21/34	133,714
269,307	C, S	Merrill Lynch Mortgage Investors Trust, 0.732%, due 02/25/36	149,431
402,923	C, S	Merrill Lynch Mortgage Investors Trust, 4.723%, due 05/25/33	319,289
300,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	173,011
218,544	C, S	MLCC Mortgage Investors, Inc., 0.772%, due 11/25/35	126,693
131,355	C, S	MLCC Mortgage Investors, Inc., 1.522%, due 10/25/35	81,547
100,000	C, S	Morgan Stanley Capital I, 5.809%, due 12/12/49	69,891
4,700,000	C, S	Morgan Stanley Capital I, 5.881%, due 06/11/49	3,397,860
449,472	C, S	RAAC Series, 5.000%, due 09/25/34	435,582
139,089	C, S	Residential Accredit Loans, Inc., 0.922%, due 03/25/33	125,906
135,633	C, S	Residential Asset Securitization Trust, 0.922%, due 05/25/33	115,388
25,727	C, S	Residential Funding Mortgage Securities I, 6.500%, due 03/25/32	23,260
201,931	C, S	Sequoia Mortgage Trust, 0.895%, due 07/20/33	153,570
567,725	C, S	Sequoia Mortgage Trust, 4.433%, due 04/20/35	411,184
478,953	C, S	SLM Student Loan Trust, 1.149%, due 10/27/14	476,821
270,619	C, S	SLM Student Loan Trust, 1.459%, due 01/25/15	266,052
258,803	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.528%, due 08/25/35	136,307
570,373	C, S	Structured Asset Mortgage Investments, Inc., 0.806%, due 07/19/35	338,087
341,411	#, C, S	Structured Asset Securities Corp., 4.863%, due 10/25/35	202,209
1,161,779	C, S	Thornburg Mortgage Securities Trust, 0.642%, due 09/25/46	999,585
824,179	#, S	Wachovia Bank Commercial Mortgage Trust, 0.636%, due 06/15/20	569,364
400,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	252,293
191,711	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.832%, due 01/25/45	77,068
447,827	C, S	Washington Mutual Mortgage Pass-through Certificates, 1.062%, due 12/25/27	316,603
27,142	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.033%, due 08/25/42	18,337
1,043,177	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.133%, due 07/25/46	533,094
57,817	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.705%, due 02/27/34	46,210
1,147,909	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.955%, due 08/25/46	405,032
1,059,723	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.161%, due 12/25/34	810,642
485,199	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.752%, due 05/25/35	352,174
774,582	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.947%, due 01/25/35	530,339
431,420	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.510%, due 08/25/36	298,481
		Total Collateralized Mortgage Obligations
		(Cost $57,734,353)	41,426,652
MUNICIPAL BONDS: 2.5%
		California: 0.6%
2,300,000	C, S	Golden State Tobacco Securitization Corp., 6.750%, due 06/01/39	2,703,834
450,000	C, S	Orange County Sanitation District, 8.690%, due 02/01/33	410,121
			3,113,955
		Florida: 0.3%
1,500,000	C, S	Florida State Board of Governors, 5.250%, due 07/01/19	1,591,425
			1,591,425
		Illinois: 0.3%
1,400,000	C, S	Chicago Transit Authority, 6.899%, due 12/01/40	1,398,054
100,000	C, S	Chicago Transit Authority, 6.300%, due 12/01/21	103,238
			1,501,292
		Lousiana: 0.0%
100,000	C, S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	63,488
			63,488
		New Jersey: 0.3%
1,500,000	C, S	New Jersey Economic Development Authority, 5.000%, due 09/01/33	1,466,835
			1,466,835
		North Carolina: 0.5%
2,500,000	C, S	North Carolina Capital Facilities Finance Agency, 5.000%, due 10/01/38	2,509,750
			2,509,750
		Ohio: 0.0%
400,000	C, S	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	250,572
			250,572
		Rhode Island: 0.0%
200,000	C, S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	128,564
			128,564
		Texas: 0.1%
700,000	C, S	State of Texas, 4.750%, due 04/01/37	662,690
			662,690
		Washington: 0.3%
2,080,000	S, Z	State of Washington, 3.980%, due 06/01/16	1,613,269
			1,613,269
		Wisconsin: 0.2%
155,000	C, S	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	167,515
800,000	C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	896,120
			1,063,635
		Total Municipal Bonds
		(Cost $13,716,086)	13,965,475
OTHER BONDS: 0.5%
		Foreign Government Bonds: 0.5%
600,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	617,891

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Foreign Government Bonds (continued)
$600,000		Federative Republic of Brazil, 8.000%, due 01/15/18	$657,600
BRL	2,000,000	Federative Republic of Brazil, 10.250%, due 01/10/28	793,189
BRL	900,000	Federative Republic of Brazil, 12.500%, due 01/05/22	407,100
$250,000		Panama Government International Bond, 8.875%, due 09/30/27	268,750
71,000		Panama Government International Bond, 9.375%, due 04/01/29	78,278
		Total Other Bonds
		(Cost $3,044,281)	2,822,808

Shares			Value
PREFERRED STOCK: 0.7%
		Banks: 0.7%
5,000	S	Bank of America Corp.	$2,122,500
3,400	S	Wells Fargo & Co.	1,628,566
			3,751,066
		Insurance: 0.1%
77,500	S	American International Group, Inc.	418,500
			418,500
		Total Preferred Stock
		(Cost $7,240,786)	4,169,566

# of	Notional		Value
Contracts	Amount		in $
POSITIONS IN PURCHASED OPTIONS: 0.5%
		Options on Exchange-Traded Futures Contracts: 0.0%
48		Put Option CBOT
		US Treasury 5-Year Note Future 06/09
		Strike @ $85.000-Exp 05/22/09	375
361		Put Option CBOT
		US Treasury 10-Year Note Future 06/09
		Strike @ $85.000-Exp 05/22/09	5,642
112		Put Option CME
		90-Day Eurodollar Future 06/09
		Strike @ $93.000-Exp 06/15/09	700
180		Put Option LIFFE
		90-Day Sterling Future 12/09
		Strike @ 90.500 (GBP) - Exp 12/16/09	—
			6,717
		Currency Options: 0.0%
	$3,000,000	Call Option OTC - Credit Suisse, London
		USD vs JPY
		Strike @ 104 (JPY) - Exp 03/17/10	79,650
	3,000,000	Put Option OTC - Credit Suisse, London
		USD vs JPY
		Strike @ 104 (JPY) - Exp 03/17/10	253,443
			333,093
		Fixed Income Options 0.0%
	107,000,000	Put Option OTC - Credit Suisse International
		FNMA 6.000% 30-Year June TBA
		Strike @ $91.500-Exp 06/04/09	—
	44,000,000	Put Option OTC - Credit Suisse International
		FNMA 5.500% 30-Year June TBA
		Strike @ $87.250-Exp 06/04/09	—
			—
		Interest Rate Swaptions 0.5%
	5,300,000	Call Swaption OTC - Barclays Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.450% - Exp 08/03/09	198,738
	4,900,000	Call Swaption OTC - Merrill Lynch Capital Services, Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.450% - Exp 08/03/09	183,739
	5,300,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.600% - Exp 07/02/09	218,978
	32,600,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.450% - Exp 08/03/09	1,222,426
	17,900,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.850% - Exp 08/03/09	811,384
			2,635,265
		Total Positions in Purchased Options
		(Cost $989,633)	2,975,075
		Total Long-Term Investments
		(Cost $902,707,461)	861,051,503

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.5%
		U.S. Government Agency Obligations: 1.4%
$2,000,000	S, Z	Fannie Mae, 0.140%, due 05/20/09		$1,999,616
1,700,000	S, Z	Fannie Mae, 0.160%, due 06/01/09		1,699,524
3,600,000	S, Z	Fannie Mae, 0.160%, due 06/23/09		3,598,632
500,000	S, Z	Freddie Mac, 0.160%, due 06/22/09		499,813
		Total U.S. Government Agency Obligations
		(Cost $7,797,585)		7,797,585
		Securities Lending Collateral(cc): 0.1%
630,471		Bank of New York Mellon Corp. Institutional Cash Reserves		586,175
		Total Securities Lending Collateral
		(Cost $630,471)		586,175
		Total Short-Term Investments
		(Cost $8,428,056)		8,383,760
		Total Investments in Securities
		(Cost $911,135,517)*	157.2%	$869,435,263
		Other Assets and Liabilities - Net	(57.2)	(316,335,515)
		Net Assets	100.0%	$553,099,748

	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	DKK	Danish Krone
	EUR	EU Euro
	GBP	British Pound

As of March 31, 2009, the Portfolio received $2,750,000 in cash as collateral for swaps, when issued or delayed delivery securities and forward foreign currency contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.

	*	Cost for federal income tax purposes is $911,216,217.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,616,353
		Gross Unrealized Depreciation		(64,397,307)
		Net Unrealized Depreciation		$(41,780,954)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$339,810	$8,189,853
Level 2- Other Significant Observable Inputs	867,690,344	(5,702,318)
Level 3- Significant Unobservable Inputs	1,405,109	(2,120,786)
Total	$869,435,263	$366,749

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$1,452,696	$(1,197,639)
Net Purchases/(Sales)	(2,452)	(91,636)
Accrued Discounts/(Premiums)	(373)	944
Total Realized Gain/(Loss)	(59)	(202,585)
Total Unrealized Appreciation/(Depreciation)	(44,703)	(629,870)
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$1,405,109	$(2,120,786)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit Contracts	$1,147,403	Credit Contracts	$7,437,537
Equity Contracts	—	Equity Contracts	—
Foreign Exchange Contracts	853,441	Foreign Exchange Contracts	1,259,175
Interest Rate Contracts	15,332,427	Interest Rate Contracts	5,294,735

Total	$17,333,271		$13,991,447

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased options and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 577,000	BUY	5/7/09	404,188	400,091	$(4,097)
Brazilian Real
BRL 587,772	BUY	4/2/09	261,000	253,377	(7,623)
Brazilian Real
BRL 35,850	BUY	6/2/09	14,708	15,215	507
Brazilian Real
BRL 72,060	BUY	6/2/09	29,533	30,582	1,049
Brazilian Real
BRL 134,656	BUY	6/2/09	56,107	57,148	1,041
Brazilian Real
BRL 440,829	BUY	6/2/09	193,558	187,086	(6,472)
Brazilian Real
BRL 146,943	BUY	6/2/09	64,463	62,362	(2,101)
Canadian Dollar
CAD 315,159	BUY	4/27/09	256,632	249,978	(6,654)
Chilean Peso
CLP 45,500,000	BUY	5/14/09	69,519	77,895	8,376
Chinese Yuan
CNY 1,559,085	BUY	7/15/09	242,000	228,353	(13,647)
Chinese Yuan
CNY 3,412,695	BUY	7/15/09	529,100	499,844	(29,256)
Chinese Yuan
CNY 1,217,933	BUY	7/15/09	188,900	178,386	(10,514)
Chinese Yuan
CNY 1,208,652	BUY	7/15/09	188,000	177,027	(10,973)
Chinese Yuan
CNY 1,813,006	BUY	7/15/09	282,000	265,544	(16,456)
Chinese Yuan
CNY 346,464	BUY	7/15/09	54,000	50,745	(3,255)
Chinese Yuan
CNY 346,572	BUY	7/15/09	54,000	50,761	(3,239)
Chinese Yuan
CNY 1,219,040	BUY	7/15/09	190,000	178,548	(11,452)
Chinese Yuan
CNY 3,268,254	BUY	7/15/09	506,000	478,688	(27,312)
Chinese Yuan
CNY 1,051,024	BUY	7/15/09	163,000	153,939	(9,061)
Chinese Yuan
CNY 3,395,184	BUY	7/15/09	520,000	497,279	(22,721)
Chinese Yuan
CNY 2,817,575	BUY	7/15/09	430,000	412,679	(17,321)
Chinese Yuan
CNY 1,503,280	BUY	7/15/09	230,000	220,180	(9,820)
Chinese Yuan
CNY 3,671,116	BUY	7/15/09	526,476	537,694	11,218
Chinese Yuan
CNY 836,820	BUY	9/8/09	120,000	122,725	2,725
Chinese Yuan
CNY 834,480	BUY	9/8/09	120,000	122,382	2,382
Chinese Yuan
CNY 827,280	BUY	9/8/09	120,000	121,326	1,326
Chinese Yuan
CNY 828,360	BUY	9/8/09	120,000	121,484	1,484
Chinese Yuan
CNY 690,300	BUY	9/8/09	100,000	101,237	1,237
Chinese Yuan
CNY 1,310,050	BUY	9/8/09	190,000	192,127	2,127
Chinese Yuan
CNY 1,735,625	BUY	9/8/09	250,000	254,541	4,541
Chinese Yuan
CNY 832,920	BUY	9/8/09	120,000	122,153	2,153
Chinese Yuan
CNY 513,171	BUY	9/8/09	73,880	75,260	1,380
EU Euro
EUR 1,179,000	BUY	4/14/09	1,597,451	1,566,375	(31,076)
British Pound
GBP 1,286,000	BUY	4/9/09	1,897,371	1,845,257	(52,114)
Indian Rupee
INR 6,000,000	BUY	4/9/09	120,000	118,126	(1,874)
Indian Rupee
INR 5,898,000	BUY	4/9/09	120,000	116,118	(3,882)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Indian Rupee
INR 9,003,006	BUY	4/9/09	180,000	177,248	(2,752)
Indian Rupee
INR 6,048,000	BUY	4/9/09	120,000	119,071	(929)
Indian Rupee
INR 12,060,856	BUY	4/9/09	237,185	237,450	265
Japanese Yen
JPY 58,350,000	BUY	5/7/09	592,287	589,800	(2,487)
Mexican Peso
MXN 60,730	BUY	5/19/09	4,555	4,248	(307)
Malaysian Ringgit
MYR 315,315	BUY	4/14/09	90,000	86,454	(3,546)
Malaysian Ringgit
MYR 314,595	BUY	4/14/09	90,000	86,257	(3,743)
Malaysian Ringgit
MYR 597,720	BUY	4/14/09	170,000	163,886	(6,114)
Malaysian Ringgit
MYR 70,220	BUY	4/14/09	20,000	19,253	(747)
Malaysian Ringgit
MYR 316,530	BUY	4/14/09	90,000	86,788	(3,212)
Malaysian Ringgit
MYR 396,495	BUY	4/14/09	110,000	108,713	(1,287)
Norwegian Krone
NOK 5,192,000	BUY	6/4/09	722,583	770,744	48,161
Philippine Peso
PHP 8,773,200	BUY	5/6/09	180,000	180,924	924
Philippine Peso
PHP 5,335,000	BUY	5/6/09	110,000	110,020	20
Philippine Peso
PHP 8,634,600	BUY	5/6/09	180,000	178,065	(1,935)
Philippine Peso
PHP 691,600	BUY	5/6/09	14,071	14,262	191
Russian Ruble
RUB 15,941,178	BUY	5/6/09	660,000	463,999	(196,001)
Russian Ruble
RUB 4,965,822	BUY	5/6/09	207,601	144,540	(63,061)
Singapore Dollar
SGD 438,510	BUY	4/14/09	300,000	288,203	(11,797)
Singapore Dollar
SGD 438,810	BUY	4/14/09	300,000	288,400	(11,600)
Singapore Dollar
SGD 439,350	BUY	4/14/09	300,000	288,755	(11,245)
Singapore Dollar
SGD 340,245	BUY	4/14/09	230,000	223,620	(6,380)
Singapore Dollar
SGD 430,012	BUY	4/14/09	290,000	282,618	(7,382)
Singapore Dollar
SGD 424,502	BUY	4/14/09	290,000	278,996	(11,004)
Singapore Dollar
SGD 407,008	BUY	4/14/09	280,000	267,499	(12,501)
Singapore Dollar
SGD 465,898	BUY	4/14/09	316,981	306,203	(10,778)
Singapore Dollar
SGD 32,855	BUY	4/14/09	21,555	21,593	38
Singapore Dollar
SGD 419,456	BUY	7/30/09	290,000	275,528	(14,472)
					$(593,055)
Brazilian Real
BRL 440,829	SELL	4/2/09	196,535	190,033	6,502
Brazilian Real
BRL 146,943	SELL	4/2/09	65,453	63,344	2,109
Brazilian Real
BRL 2,779,682	SELL	6/2/09	1,178,330	1,179,688	(1,358)
Brazilian Real
BRL 35,850	SELL	6/2/09	15,000	15,215	(215)
Brazilian Real
BRL 100,989	SELL	6/2/09	42,000	42,859	(859)
Brazilian Real
BRL 36,060	SELL	6/2/09	15,000	15,304	(304)
Brazilian Real
BRL 36,000	SELL	6/2/09	15,000	15,278	(278)
Brazilian Real
BRL 33,667	SELL	6/2/09	14,000	14,288	(288)
Brazilian Real
BRL 66,420	SELL	6/2/09	27,000	28,188	(1,188)
Chilean Peso
CLP 45,500,000	SELL	5/14/09	70,625	77,895	(7,270)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Chinese Yuan
CNY 13,400,000	SELL	7/15/09	1,949,658	1,962,646	$(12,988)
Chinese Yuan
CNY 1,527,525	SELL	7/15/09	219,000	223,731	(4,731)
Chinese Yuan
CNY 2,126,155	SELL	7/15/09	305,000	311,410	(6,410)
Chinese Yuan
CNY 9,776,200	SELL	7/15/09	1,400,000	1,431,882	(31,882)
Chinese Yuan
CNY 392,560	SELL	9/8/09	56,000	57,571	(1,571)
Chinese Yuan
CNY 294,777	SELL	9/8/09	42,000	43,231	(1,231)
Chinese Yuan
CNY 287,205	SELL	9/8/09	41,000	42,120	(1,120)
Chinese Yuan
CNY 343,735	SELL	9/8/09	49,000	50,411	(1,411)
Chinese Yuan
CNY 1,145,177	SELL	9/8/09	163,831	167,948	(4,117)
Chinese Yuan
CNY 2,165,425	SELL	9/8/09	309,789	317,574	(7,785)
Chinese Yuan
CNY 350,000	SELL	9/8/09	50,000	51,330	(1,330)
Chinese Yuan
CNY 944,325	SELL	9/8/09	135,000	138,491	(3,491)
Chinese Yuan
CNY 2,485,802	SELL	9/8/09	355,806	364,559	(8,753)
EU Euro
EUR 6,653,000	SELL	4/14/09	8,401,561	8,838,925	(437,364)
British Pound
GBP 4,684,000	SELL	4/9/09	6,775,804	6,720,982	54,822
British Pound
GBP 1,081,000	SELL	4/9/09	1,593,556	1,551,106	42,450
Indian Rupee
INR 14,165,580	SELL	4/9/09	286,000	278,887	7,113
Indian Rupee
INR 9,766,075	SELL	4/9/09	187,000	192,271	(5,271)
Indian Rupee
INR 5,904,270	SELL	4/9/09	112,000	116,241	(4,241)
Indian Rupee
INR 4,900,170	SELL	4/9/09	93,000	96,473	(3,473)
Indian Rupee
INR 4,273,767	SELL	4/9/09	81,560	84,140	(2,580)
Japanese Yen
JPY 93,537,000	SELL	5/7/09	961,595	945,469	16,126
Japanese Yen
JPY 93,537,000	SELL	6/4/09	960,788	945,908	14,880
Mexican Peso
MXN 60,730	SELL	5/19/09	4,265	4,248	17
Malaysian Ringgit
MYR 2,010,875	SELL	4/14/09	547,028	551,351	(4,323)
Philippine Peso
PHP 23,434,400	SELL	5/6/09	464,231	483,272	(19,041)
Russian Ruble
RUB 20,907,000	SELL	5/6/09	860,778	608,538	252,240
Singapore Dollar
SGD 1,850,000	SELL	4/14/09	1,245,120	1,215,879	29,241
Singapore Dollar
SGD 131,386	SELL	4/14/09	87,340	86,351	989
Singapore Dollar
SGD 30,094	SELL	4/14/09	20,000	19,779	221
Singapore Dollar
SGD 64,982	SELL	4/14/09	43,000	42,708	292
Singapore Dollar
SGD 65,007	SELL	4/14/09	43,000	42,725	275
Singapore Dollar
SGD 65,085	SELL	4/14/09	43,000	42,776	224
Singapore Dollar
SGD 64,947	SELL	4/14/09	43,000	42,685	315
Singapore Dollar
SGD 142,589	SELL	4/14/09	94,000	93,714	286
Singapore Dollar
SGD 142,603	SELL	4/14/09	94,000	93,723	277
Singapore Dollar
SGD 144,149	SELL	4/14/09	95,000	94,739	261
Singapore Dollar
SGD 142,574	SELL	4/14/09	94,000	93,704	296
Singapore Dollar
SGD 71,532	SELL	4/14/09	47,000	47,013	(13)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 71,518	SELL	4/14/09	47,000	47,004	$(4)
Singapore Dollar
SGD 73,090	SELL	4/14/09	48,000	48,037	(37)
Singapore Dollar
SGD 143,032	SELL	4/14/09	94,000	94,005	(5)
Singapore Dollar
SGD 143,084	SELL	4/14/09	94,000	94,039	(39)
Singapore Dollar
SGD 71,518	SELL	4/14/09	47,000	47,004	(4)
Singapore Dollar
SGD 419,456	SELL	7/30/09	275,795	275,528	267
					$(145,772)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
3-Month Euro Euribor	15	06/15/09	$204,540
90-Day Eurodollar	330	06/15/09	1,782,117
90-Day Eurodollar	227	09/14/09	1,356,331
90-Day Eurodollar	190	12/14/09	1,266,414
90-Day Eurodollar	141	03/15/10	1,066,840
90-Day Eurodollar	5	06/14/10	31,286
90-Day Eurodollar	5	09/13/10	32,497
90-Day Sterling	217	06/17/09	1,994,278
90-Day Sterling	13	12/16/09	82,423
U.S. Treasury 5-Year Note	48	06/30/09	87,104
U.S. Treasury 10-Year Note	110	06/19/09	328,901
			$8,232,731

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on March 31, 2009:

Credit Default Swaps on Credit Indices - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate (%)	Termination Date		Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16		EUR	1,200,000	$219,561	$(6,793)	$226,353
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16		EUR	4,500,000	823,353	(40,781)	864,134
								$1,042,914	$(47,574)	$1,090,487

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate (%)	Termination Date		Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Bellsouth Corp. 5.200%, 09/15/14	Buy	(0.395)	09/20/14		USD	3,500,000	$37,532	$—	$37,532
Morgan Stanley Capital Services Inc.	CVS Corp. 5.750%, 08/15/11	Buy	(0.235)	09/20/11		USD	2,800,000	45,307	—	45,307
Citibank N.A., New York	Noble Corp. 5.875%, 06/01/13	Buy	(0.520)	06/20/12		USD	1,000,000	5,204	—	5,204
								$88,043	$—	$88,043

Credit Default Swaps on Credit Indices - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection(2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread At 03/31/09 (%)(3)	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.144	06/20/12	18.19	USD	500,000	$(199,013)	$—	$(199,013)
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.833	06/20/12	18.19	USD	1,000,000	(405,740)	—	(405,740)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.080	06/20/12	18.19	USD	1,000,000	(399,613)	—	(399,613)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	4.77	USD	975,288	(114,495)	—	(114,495)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.460	12/20/15	8.97	USD	1,400,000	(562,868)	—	(562,868)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	2.24	USD	12,590,400	(1,255,593)	(86,079)	(1,169,514)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	0.70	USD	2,916,854	3,135	—	3,135
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	0.72	USD	680,599	(6,998)	—	(6,998)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	0.69	USD	972,285	(4,801)	—	(4,801)
								$(2,945,986)	$(86,079)	$(2,859,907)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection(2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread At 03/31/09 (%)(3)	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	21.30	USD	1,000,000	$(367,531)	$(85,967)	$(281,564)
The Royal Bank of Scotland PLC	CIT Group 7.750%, 04/02/12	Sell	5.170	03/20/13	12.43	USD	800,000	(150,300)	—	(150,300)
Citibank N.A., New York	CIT Group 5.650%, 02/13/17	Sell	5.000	12/20/13	11.76	USD	600,000	(118,087)	(142,734)	24,647
Credit Suisse International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	3.350	12/20/09	1.51	USD	1,000,000	13,311	—	13,311
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	15.03	USD	100,000	(26,766)	—	(26,766)
Barclays Bank PLC, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	7.77	USD	1,300,000	(239,503)	—	(239,503)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480	02/20/13	7.68	USD	2,300,000	(370,344)	—	(370,344)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	7.68	USD	500,000	(85,153)	—	(85,153)
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	7.54	USD	600,000	(57,965)	—	(57,965)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	7.54	USD	300,000	(32,806)	—	(32,806)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	8.74	USD	1,200,000	(165,361)	—	(165,361)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	7.80	USD	1,200,000	(245,303)	—	(245,303)
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.050	03/20/10	9.61	USD	600,000	(46,416)	—	(46,416)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.500	09/20/11	8.37	USD	200,000	(28,236)	—	(28,236)
BNP Paribas	General Motors Corp. 7.125%, 07/15/13	Sell	4.800	12/20/12	153.94	USD	100,000	(82,266)	—	(82,266)
Citibank N.A., New York	General Motors Corp. 7.125%, 07/15/13	Sell	4.600	12/20/12	153.94	USD	100,000	(82,377)	—	(82,377)
Deutsche Bank AG	General Motors Corp. 7.125%, 07/15/13	Sell	4.500	12/20/12	153.94	USD	100,000	(82,432)	—	(82,432)
Goldman Sachs International	General Motors Corp. 7.125%, 07/15/13	Sell	8.900	03/20/13	151.93	USD	700,000	(563,487)	—	(563,487)
Goldman Sachs International	General Motors Corp. 7.125%, 07/15/13	Sell	9.050	03/20/13	151.93	USD	700,000	(562,896)	—	(562,896)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	21.29	USD	200,000	(73,621)	—	(73,621)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	4.000	09/20/12	21.29	USD	1,900,000	(668,475)	—	(668,475)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	1.850	09/20/09	30.15	USD	1,000,000	(122,733)	—	(122,733)
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	3.34	USD	600,000	(75,744)	—	(75,744)
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.100	06/20/09	33.22	USD	100,000	(5,936)	—	(5,936)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	22.54	USD	700,000	(234,678)	—	(234,678)
								$(4,475,105)	$(228,701)	$(4,246,404)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on 30-Day USD-CMM Rate (Constant Maturity Mortgage Rate) and pay a fixed rate equal to 5.500% Counterparty: Merrill Lynch Capital Services, Inc.	05/21/09	USD	3,100,000	$(324,486)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	5,200,000	11,976
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/15/09	NZD	21,000,000	55,075
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/19/09	GBP	7,400,000	70,331
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	2,100,000	19,687
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/09	GBP	800,000	36,799
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	1,200,000	11,823
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/04/10	BRL	1,200,000	11,914
Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	03/15/10	AUD	1,000,000	31,220
Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/10	AUD	13,600,000	334,851
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	06/17/10	USD	5,000,000	146,166
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	6,700,000	194,490
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	72,343

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/16/10	USD	1,100,000	$26,827
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	02/04/11	USD	32,300,000	1,259,893
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	02/04/11	USD	9,400,000	306,989
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/17/11	USD	4,700,000	143,272
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/11	USD	2,000,000	37,457
Receive a fixed rate equal to 4.250% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: UBS AG	09/15/11	AUD	6,200,000	14,647
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	1,500,000	(790)
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	1,400,000	(585)
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,100,000	19,481
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	58,236
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	400,000	20,585
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/02/12	BRL	2,500,000	6,386
Receive a fixed rate equal to 1.948% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	1,000,000	22,845
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	300,000	6,080
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	300,000	6,269
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	300,000	5,901

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	200,000	$4,168
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	500,000	8,083
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	500,000	8,765
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	300,000	6,008
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	800,000	51,685
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	200,000	23,991
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	1,200,000	142,771
Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	900,000	111,546
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	1,300,000	170,609
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	3,900,000	510,414
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	03/18/14	GBP	300,000	44,625
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	600,000	89,574
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	29,825
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.000% Counterparty: Citibank N.A., New York	06/17/29	USD	1,900,000	229,457
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/38	USD	3,300,000	(1,158,721)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	12/17/38	USD	2,500,000	(821,166)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/38	USD	8,000,000	(2,002,971)
				$54,345

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2009:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CBOT
US Treasury 10-Year Note Future 06/09	USD	126.00	05/22/09	7	$5,132	$(4,703)
Call Option CBOT
US Treasury 10-Year Note Future 06/09	USD	128.00	05/22/09	63	16,151	(14,766)
Put Option CBOT
US Treasury 10-Year Note Future 06/09	USD	119.00	05/22/09	57	27,297	(12,469)
Put Option CBOT
US Treasury 10-Year Note Future 06/09	USD	122.00	05/22/09	13	8,631	(9,141)
Put Option CME
90-Day Eurodollar Future 06/09	USD	98.50	06/15/09	18	6,173	(1,800)
					$63,384	$(42,879)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2009 (continued)

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value

Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	1.800%	04/27/09	USD	500,000	$450	$(7)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	4,500,000	35,038	(5,863)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	1,000,000	4,150	(953)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Pay	4.400%	08/03/09	USD	2,000,000	10,400	(244)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.550%	08/03/09	USD	5,500,000	24,850	(372)
Put - OTC Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	500,000	5,250	(651)
Put - OTC Interest Rate Swap	Citibank N.A., New York	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	1,000,000	4,050	(953)
Put - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	1,500,000	10,225	(1,954)
Put - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	2.000%	07/27/09	USD	3,000,000	13,875	(2,858)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	3.500%	04/27/09	USD	500,000	2,550	(11)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	1,000,000	7,100	(1,303)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.400%	08/03/09	USD	7,000,000	26,300	(854)
								$144,238	$(16,022)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 13.0%
		Aerospace/Defense: 0.7%
143,900	@	BE Aerospace, Inc.	$1,247,613
			1,247,613
		Auto Parts & Equipment: 0.0%
16,900	@	Commercial Vehicle Group, Inc.	9,295
			9,295
		Beverages: 0.2%
28,100	@	Constellation Brands, Inc.	334,390
			334,390
		Biotechnology: 0.9%
22,970	@	Bio-Rad Laboratories, Inc.	1,513,723
			1,513,723
		Building Materials: 0.4%
13,600		Lennox International, Inc.	359,856
11,600		Texas Industries, Inc.	290,000
			649,856
		Commercial Services: 0.5%
260,529		Service Corp. International	909,246
			909,246
		Electric: 0.8%
53,000	@	NRG Energy, Inc.	932,800
12,800		Public Service Enterprise Group, Inc.	377,216
			1,310,016
		Electrical Components & Equipment: 0.3%
30,600	@	General Cable Corp.	606,492
			606,492
		Electronics: 2.8%
26,108	@	Itron, Inc.	1,236,214
46,600	@	Thermo Electron Corp.	1,662,222
67,764	@@	Tyco Electronics Ltd.	748,115
32,700	@	Waters Corp.	1,208,265
			4,854,816
		Entertainment: 0.7%
5,330		Cinemark Holdings, Inc.	50,049
53,400		International Game Technology	492,348
48,890	@	Scientific Games Corp.	592,058
			1,134,455
		Gas: 0.4%
15,242		Sempra Energy	704,790
			704,790
		Healthcare - Products: 0.4%
16,100	@	Inverness Medical Innovations, Inc.	428,743
13,541	@	Thoratec Corp.	347,868
			776,611
		Healthcare - Services: 0.5%
26,000		Cigna Corp.	457,340
19,700		UnitedHealth Group, Inc.	412,321
			869,661
		Media: 0.2%
18,200		McGraw-Hill Cos., Inc.	416,234
			416,234
		Mining: 0.3%
6,000	@@	Barrick Gold Corp.	194,520
138,576	@, @@	Polymet Mining Corp.	108,089
47,800		Titanium Metals Corp.	261,466
			564,075
		Miscellaneous Manufacturing: 1.7%
27,233		Cooper Industries Ltd.	704,245
31,954	@	ESCO Technologies, Inc.	1,236,620
25,400		ITT Corp.	977,138
			2,918,003
		Oil & Gas: 0.8%
22,200		Marathon Oil Corp.	583,638
13,900		Questar Corp.	409,077
49,641	@	SandRidge Energy, Inc.	327,134
			1,319,849
		Retail: 0.3%
23,700		JC Penney Co., Inc.	475,659
			475,659
		Telecommunications: 1.1%
67,240	@	CommScope, Inc.	763,846
11,651	@	General Communication, Inc.	77,829
122,000		Windstream Corp.	983,320
			1,824,995
		Total Common Stock
		(Cost $29,953,964)	22,439,779

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Mortgage: 1.1%
131,134		Annaly Capital Management, Inc.	$1,818,829
		Total Real Estate Investment Trusts
		(Cost $1,851,632)	1,818,829
PREFERRED STOCK: 4.1%
		Banks: 0.8%
3,295		Bank of America Corp.	1,398,728
			1,398,728
		Diversified Financial Services: 0.1%
10,000		Legg Mason, Inc.	182,000
			182,000
		Electric: 0.4%
10,700		CMS Energy Corp.	679,292
			679,292
		Electrical Components & Equipment: 0.2%
2,200	P	General Cable Corp.	284,900
			284,900
		Healthcare - Products: 0.3%
3,079		Inverness Medical Innovations, Inc.	514,747
			514,747
		Media: 0.0%
2	&, P	ION Media Networks, Inc.	14,017
			14,017
		Mining: 2.1%
57,030		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	3,682,427
			3,682,427
		Oil & Gas: 0.1%
13,600		Petroquest Energy, Inc.	176,120
			176,120
		Savings & Loans: 0.1%
10,000		Sovereign Capital Trust	197,500
			197,500
		Total Preferred Stock
		(Cost $8,703,098)	7,129,731
WARRANTS: 0.0%
		Building Materials: 0.0%
195	#	Dayton Superior Corp.	2
			2
		Media: 0.0%
48		Sirius XM Radio, Inc.	21
			21
		Telecommunications: 0.0%
218	#	NTELOS, Inc. - CW10	—
			—
		Total Warrants
		(Cost $6,440)	23

Principal Amount			Value
CONVERTIBLE BONDS: 15.6%
		Advertising: 0.4%
$865,000	#, C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$635,775
			635,775
		Coal: 1.1%
3,000,000		Massey Energy Co., 3.250%, due 08/01/15	1,852,500
			1,852,500
		Distribution/Wholesale: 1.6%
3,865,000	C	WESCO International, Inc., 1.750%, due 11/15/26	2,734,488
			2,734,488
		Electrical Components & Equipment: 1.1%
2,680,000		General Cable Corp., 1.000%, due 10/15/12	1,912,850
			1,912,850
		Electronics: 0.5%
300,000	C	L-1 Identity Solutions, Inc., 3.750%, due 05/15/27	198,000
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	675,000
			873,000
		Energy - Alternate Sources: 0.0%
465,000	#, C	Diversa Corp., 5.500%, due 04/01/27	68,006
			68,006
		Entertainment: 1.2%
555,000		Macrovision Corp., 2.625%, due 08/15/11	509,906
1,000,000	C	Scientific Games Corp., 0.750%, due 12/01/24	917,500
800,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	723,000
			2,150,406

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Products: 0.4%
$800,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	$680,000
			680,000
		Healthcare - Services: 0.9%
2,035,000	C	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	1,536,425
			1,536,425
		Machinery - Diversified: 1.4%
4,585,000	C	Roper Industries, Inc., 2.600%, due 01/15/34	2,418,588
			2,418,588
		Oil & Gas: 1.3%
2,410,000	C	Chesapeake Energy Corp., 2.500%, due 05/15/37	1,596,625
2,425,000	#, C	Hercules Offshore, LLC, 3.375%, due 06/01/38	703,250
			2,299,875
		Pharmaceuticals: 2.3%
1,525,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	1,195,219
390,000	C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	126,750
690,000		MannKind Corp., 3.750%, due 12/15/13	298,425
3,510,000	C	Omnicare, Inc., 3.250%, due 12/15/35	2,316,600
			3,936,994
		Real Estate: 0.7%
1,700,000	#, C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	1,198,500
			1,198,500
		Telecommunications: 2.0%
2,155,000	#	Anixter International, Inc., 1.000%, due 02/15/13	1,643,188
1,070,000	@@, ±, C	Nortel Networks Corp., 2.125%, due 04/15/14	163,175
885,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	820,838
1,000,000	C	TW Telecom, Inc., 2.375%, due 04/01/26	748,750
			3,375,951
		Transportation: 0.6%
2,190,000		Horizon Lines, Inc., 4.250%, due 08/15/12	1,059,413
			1,059,413
		Trucking & Leasing: 0.1%
585,000	C	Greenbrier Cos., Inc., 2.375%, due 05/15/26	223,031
			223,031
		Total Convertible Bonds
		(Cost $33,020,925)	26,955,802
CORPORATE BONDS/NOTES: 61.5%
		Advertising: 0.9%
1,830,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	1,523,475
			1,523,475
		Aerospace/Defense: 1.3%
2,385,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	2,295,563
			2,295,563
		Agriculture: 0.2%
500,000	C	Alliance One International, Inc., 8.500%, due 05/15/12	427,500
			427,500
		Airlines: 0.2%
390,000	C	AMR Corp., 8.608%, due 04/01/11	259,350
120,959	C	Continental Airlines, Inc., 7.461%, due 04/01/13	90,720
			350,070
		Auto Parts & Equipment: 1.7%
760,000	C	Accuride Corp., 8.500%, due 02/01/15	165,300
1,000,000	&, #, C	Allison Transmission, Inc., 11.250%, due 11/01/15	405,000
380,000	C	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	47,500
345,000	C	Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	25,875
571,000		Goodyear Tire & Rubber Co., 4.943%, due 04/30/14	223,404
2,600,000	C	Lear Corp., 8.750%, due 12/01/16	546,000
1,971,000	C	Tenneco, Inc., 8.625%, due 11/15/14	374,490
2,470,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	1,037,400
220,000	C	United Components, Inc., 9.375%, due 06/15/13	86,900
			2,911,869
		Banks: 0.1%
140,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	59,867
306,000	C	Bank of America Corp., 8.000%, due 12/29/49	122,685
			182,552
		Building Materials: 0.9%
309,225		Hudson Product Corp., 8.000%, due 08/27/15	218,004
1,790,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	1,360,400
			1,578,404
		Chemicals: 2.3%
1,930,000	±	Arco Chemical Co., 9.800%, due 02/01/20	202,650
845,000	±, C	Chemtura Corp., 6.875%, due 06/01/16	384,475
4,080,000	C	Georgia Gulf Corp., 9.500%, due 10/15/14	703,800
1,090,000	C	Georgia Gulf Corp., 10.750%, due 10/15/16	81,750
420,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	94,500
320,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	20,000
2,050,000	±	Millennium America, Inc., 7.625%, due 11/15/26	30,750
1,956,000	@@, C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,711,500
1,200,000	@@, C	Nova Chemicals Corp., 7.875%, due 09/15/25	702,000
			3,931,425

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Coal: 0.6%
$1,120,000	C	Massey Energy Co., 6.875%, due 12/15/13	$980,000
			980,000
		Commercial Services: 1.4%
234,293		ACE Cash Express, Inc., 7.755%, due 10/05/13	99,574
1,350,000	C	NCO Group, Inc., 6.113%, due 11/15/13	465,750
341,141		NCO Group, Inc., 6.193%, due 05/15/13	227,712
350,000	C	NCO Group, Inc., 11.875%, due 11/15/14	56,000
210,000	C	Sheridan Group, Inc., 10.250%, due 08/15/11	123,900
1,130,000	#, C	Ticketmaster, 10.750%, due 07/28/16	774,050
750,000		Web Service Co. LLC, 6.000%, due 08/04/14	633,750
			2,380,736
		Computers: 0.9%
345,000	C	Activant Solutions, Inc., 9.500%, due 05/01/16	213,038
1,017,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	889,875
626,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	441,330
			1,544,243
		Distribution/Wholesale: 1.0%
750,000	C	Intcomex, Inc., 11.750%, due 01/15/11	240,000
2,130,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	1,501,650
			1,741,650
		Diversified Financial Services: 1.5%
812	C	AES Red Oak, LLC, 8.540%, due 11/30/19	743
460,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	29,900
800,000	@@, #, C	CEVA Group PLC, 10.000%, due 09/01/14	310,000
360,000	#, C	FireKeepers Development Authority, 13.875%, due 05/01/15	221,400
620,000		Ford Motor Credit Co., LLC, 5.544%, due 04/15/09	613,025
410,000	C	JPMorgan Chase Capital XVIII, 6.950%, due 08/17/36	278,533
625,341	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	462,753
235,000		SLM Corp., 1.299%, due 07/27/09	226,433
615,000	C	Universal City Florida Holding Co. I/II, 5.920%, due 05/01/10	218,325
525,000	#, C	USB Realty Corp., 6.091%, due 12/22/49	199,617
			2,560,729
		Electric: 3.3%
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	71,017
350,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	318,500
610,777		NRG Energy, Inc., 2.913%, due 02/01/13	551,353
1,750,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,649,375
1,145,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	1,067,713
665,000		PNM Resources, Inc., 9.250%, due 05/15/15	591,019
2,900,000	C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	1,464,500
			5,713,477
		Electrical Components & Equipment: 1.8%
2,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15	1,527,500
825,000	C	Belden, Inc., 7.000%, due 03/15/17	680,625
1,050,000	C	General Cable Corp., 7.125%, due 04/01/17	866,250
			3,074,375
		Electronics: 0.5%
1,000,000	C	Itron, Inc., 7.750%, due 05/15/12	901,250
			901,250
		Energy - Alternate Sources: 0.0%
225,000	±, C	VeraSun Energy Corp., 9.375%, due 06/01/17	12,375
			12,375
		Engineering & Construction: 0.4%
1,000,000	#, C	Esco Corp., 8.625%, due 12/15/13	765,000
250,000		Landsource Communities Development, 9.820%, due 02/22/14	3,698
			768,698
		Entertainment: 1.2%
2,310,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	404,250
1,500,000	C	Scientific Games Corp., 6.250%, due 12/15/12	1,320,000
775,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	325,500
			2,049,750
		Environmental Control: 0.2%
425,000	C	WCA Waste Corp., 9.250%, due 06/15/14	313,438
			313,438
		Forest Products & Paper: 0.5%
2,000,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	920,000
			920,000
		Hand/Machine Tools: 1.0%
2,075,000	C	Baldor Electric Co., 8.625%, due 02/15/17	1,654,813
			1,654,813
		Healthcare - Products: 1.7%
1,500,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	1,196,250
1,350,000	&, C	Biomet, Inc., 10.375%, due 10/15/17	1,147,500
810,128		PTS Acquisition, 7.187%, due 04/10/14	514,431
			2,858,181
		Healthcare - Services: 1.6%
745,000	C	HCA, Inc., 6.250%, due 02/15/13	562,475
775,000	&, C	HCA, Inc., 9.625%, due 11/15/16	620,000
1,000,000	C	LifePoint Hospitals, Inc., 3.500%, due 05/15/14	715,000
205,000	C	Select Medical Corp., 7.654%, due 09/15/15	110,700
800,000	&, #, C	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	468,000
145,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	113,100
200,000	&, C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	139,000
			2,728,275

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Holding Companies - Diversified: 1.9%
$4,850,000	C	Leucadia National Corp., 7.125%, due 03/15/17	$3,346,493
			3,346,493
		Home Builders: 0.2%
570,000	C	Meritage Homes Corp., 6.250%, due 03/15/15	350,550
			350,550
		Household Products/Wares: 1.5%
365,000	#, C	American Achievement Corp., 8.250%, due 04/01/12	266,450
690,000	C	Jarden Corp., 7.500%, due 05/01/17	558,900
765,000	C, W	Yankee Acquisition Corp., 8.500%, due 02/15/15	424,575
2,680,000	C	Yankee Acquisition Corp., 9.750%, due 02/15/17	1,299,800
			2,549,725
		Insurance: 1.9%
545,000	#, C	Alliant Holdings I, Inc., 11.000%, due 05/01/15	354,250
148,125		Alliant Insurance Services, 4.907%, due 08/21/14	109,613
295,747		Amwins Group, Inc., 7.252%, due 06/11/13	177,448
1,710,000	#, C	HUB International Holdings, Inc., 10.250%, due 06/15/15	820,800
402,369		HUB International Ltd., 3.967%, due 06/13/14	289,706
90,440		HUB International Ltd., 4.371%, due 06/13/14	65,116
1,000,000	#, C	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	360,830
1,950,000	#, C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	956,602
390,000	#, C	MBIA Insurance Corp., 14.000%, due 01/15/33	120,967
			3,255,332
		Internet: 0.5%
1,050,000	#, C	Expedia, Inc., 8.500%, due 07/01/16	897,750
			897,750
		Iron/Steel: 0.5%
2,175,000	@@, #, C	Algoma Acquisition Corp., 9.875%, due 06/15/15	848,250
			848,250
		Leisure Time: 0.2%
775,000	#, C	Pegasus Solutions, Inc., 10.500%, due 04/15/15	313,875
			313,875
		Machinery - Diversified: 0.9%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	25,245
1,800,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	1,570,500
			1,595,745
		Media: 0.2%
310,003	C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	113,151
1,375,000	&, #, C	Univision Communications, Inc., 9.750%, due 03/15/15	144,375
			257,526
		Metal Fabricate/Hardware: 0.8%
520,000	#, C	Blaze Recycling & Metals, 10.875%, due 07/15/12	319,800
1,575,000	C	Mueller Water Products, 7.375%, due 06/01/17	819,000
100,448		Niagara Corp., 8.192%, due 07/03/14	57,255
642,863	&, #, C	Rexnord Holdings, Inc., 8.261%, due 03/01/13	244,288
			1,440,343
		Mining: 1.7%
605,000	#, C	CII Carbon LLC, 11.125%, due 11/15/15	359,975
2,755,000	&, C	Noranda Aluminium Acquisition Corp., 6.595%, due 05/15/15	867,825
4,000,000	@@, C	Novelis, Inc., 7.250%, due 02/15/15	1,620,000
			2,847,800
		Miscellaneous Manufacturing: 1.5%
505,000	C	AGY Holding Corp., 11.000%, due 11/15/14	310,575
760,000	C	Altra Industrial Motion, Inc., 9.000%, due 12/01/11	714,400
1,695,000	C	American Railcar Industries, Inc., 7.500%, due 03/01/14	1,186,500
883,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	339,955
			2,551,430
		Oil & Gas: 9.6%
335,000	#, C	Atlas Energy Resources LLC, 10.750%, due 02/01/18	246,225
725,000		Chesapeake Energy Corp., 9.500%, due 02/15/15	708,688
520,000	C	Denbury Resources, Inc., 9.750%, due 03/01/16	504,400
1,331,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	1,304,380
2,215,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	1,628,025
760,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	566,200
360,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	250,200
695,000	C	Parallel Petroleum Corp., 10.250%, due 08/01/14	399,625
1,220,000	#, C	PetroHawk Energy Corp., 7.875%, due 06/01/15	1,079,700
3,910,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	1,876,800
350,000	C	Quicksilver Resources, Inc., 8.250%, due 08/01/15	227,500
200,000	C	SandRidge Energy, Inc., 4.833%, due 04/01/14	120,266
2,125,000	&, C	SandRidge Energy, Inc., 8.625%, due 04/01/15	1,391,875
3,735,000	C	Tesoro Corp., 6.500%, due 06/01/17	2,838,600
4,260,000	C	Tesoro Corp., 6.625%, due 11/01/15	3,386,700
			16,529,184
		Oil & Gas Services: 0.2%
200,000	C	Complete Production Services, Inc., 8.000%, due 12/15/16	128,000
500,000	@@, #, C	Sevan Marine ASA, 5.525%, due 05/14/13	240,000
			368,000

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Packaging & Containers: 3.1%
$1,075,000	C	AEP Industries, Inc., 7.875%, due 03/15/13	$628,875
2,510,000	C	Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	2,095,850
2,285,000	C	Graham Packaging Co., Inc., 9.875%, due 10/15/14	1,485,250
1,570,000	C	Graphic Packaging International Corp., 9.500%, due 08/15/13	1,130,400
			5,340,375
		Pharmaceuticals: 0.5%
14,000	@@, C	Elan Finance PLC, 7.750%, due 11/15/11	11,830
905,221		Rexnord Loan 03/02/13, 6.176%, due 12/06/13	823,751
			835,581
		Pipelines: 0.3%
510,000	C	Enterprise Products Operating L.P., 8.375%, due 08/01/66	342,110
450,000	C	TEPPCO Partners L.P., 7.000%, due 06/01/67	257,972
			600,082
		Real Estate: 1.8%
2,425,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17	909,375
3,915,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,703,025
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	15,671
1,750,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	507,500
			3,135,571
		Retail: 1.2%
600,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12	489,000
470,000	C	Sally Holdings, LLC, 10.500%, due 11/15/16	413,600
1,845,000	C	Sonic Automotive, Inc., 5.250%, due 05/07/09	475,088
2,480,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13	744,000
			2,121,688
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	33,968
			33,968
		Semiconductors: 0.2%
663,300		Freescale Semiconductor, Inc., 1.282%, due 12/15/14	276,513
14,000	@@, ±, C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	71
			276,584
		Software: 2.0%
4,530,000	C	First Data Corporation, 9.875%, due 09/24/15	2,672,700
1,225,000	C	Vangent, Inc., 9.625%, due 02/15/15	802,375
			3,475,075
		Telecommunications: 5.1%
159,134		Aeroflex, Inc., 5.239%, due 08/15/14	102,642
900,000	C	Aeroflex, Inc., 11.750%, due 02/15/15	636,750
460,801	@@	BCE, Inc., 7.960%, due 10/31/14	405,011
700,000	C	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	409,500
1,000,000		Corning, Inc., 8.875%, due 08/15/21	1,011,782
550,000	C	Cricket Communications, Inc., 9.375%, due 11/01/14	526,625
1,335,000	C	Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	1,201,500
500,000	#, C	Intelsat Corp., 9.250%, due 06/15/16	465,000
400,000		Intelsat Jackson Holdings Ltd., 8.000%, due 02/01/14	294,875
550,000	@@, #, C	Intelsat Jackson Holdings Ltd., 11.500%, due 06/15/16	517,000
1,000,000	@@, #, C	Intelsat Subsidiary Holding Co., Ltd., 8.500%, due 01/15/13	947,500
200,000	C	MasTec, Inc., 7.625%, due 02/01/17	163,750
665,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	645,050
39,578	@@	Telesat Canada, Inc., 6.193%, due 10/31/14	34,786
220,000	#, C	Telesat Canada/Telesat, LLC, 11.000%, due 11/01/15	183,700
1,665,000	#, C	Telesat Canada/Telesat, LLC, 12.500%, due 11/01/17	1,240,425
			8,785,896
		Trucking & Leasing: 0.5%
2,335,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	936,919
			936,919
		Total Corporate Bonds/Notes
		(Cost $147,739,554)	106,096,590
ASSET-BACKED SECURITIES: 0.1%
		Home Equity Asset-Backed Securities: 0.1%
199,740	C	Ameriquest Mortgage Securities, Inc., 1.872%, due 02/25/33	111,793
155,224	C	Morgan Stanley Capital, Inc., 1.722%, due 06/25/33	91,339
			203,132
		Other Asset-Backed Securities: 0.0%
120,000	C	Bear Stearns Asset-Backed Securities, Inc., 0.972%, due 01/25/47	19,067
			19,067
		Total Asset-Backed Securities
		(Cost $350,101)	222,199
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
1,000,000	#, C	Timberstar Trust, 7.530%, due 10/15/36	659,531
		Total Collateralized Mortgage Obligations
		(Cost $1,008,768)	659,531
OTHER BONDS: 0.3%
		Event Linked Notes: 0.3%
300,000	#	Successor II Ltd., 18.027%, due 04/06/10	285,000
250,000	#	Successor II Ltd., 26.277%, due 04/06/10	232,263

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Event Linked Notes (continued)
		Total Other Bonds
		(Cost $551,852)		$517,263
		Total Long-Term Investments
		(Cost $223,186,334)		165,839,747

Shares				Value
SHORT-TERM INVESTMENTS: 1.6%
		Affiliated Mutual Fund: 1.6%
2,832,518		ING Institutional Prime Money Market Fund - Class I		$2,832,518
		Total Short-Term Investments
		(Cost $2,832,518)		2,832,518
		Total Investments in Securities
		(Cost $226,018,852)*	97.7%	$168,672,265
		Other Assets and Liabilities - Net	2.3	3,929,631
		Net Assets	100.0%	$172,601,896

	@	Non-income producing security
	@@	Foreign Issuer
	&	Payment-in-kind
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	W	Settlement is on a when-issued or delayed-delivery basis.
	±	Defaulted security
	*	Cost for federal income tax purposes is $226,047,009.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,028,711
		Gross Unrealized Depreciation		(62,403,455)
		Net Unrealized Depreciation		$(57,374,744)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$27,091,147	$—
Level 2- Other Significant Observable Inputs	140,342,797	—
Level 3- Significant Unobservable Inputs	1,238,321	—
Total	$168,672,265	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$1,327,975	$—
Net Purchases/(Sales)	30,217	—
Accrued Discounts/(Premiums)	28	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	(119,899)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$1,238,321	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,584,810		ING BlackRock Inflation Protected Bond Portfolio - Class I		$25,176,051
3,237,035		ING BlackRock Large Cap Value Portfolio - Class I		23,921,692
2,508,733		ING Davis New York Venture Portfolio - Class I		27,169,577
2,291,789		ING Global Bond Fund - Class I		24,728,406
3,608,747		ING Global Real Estate Portfolio - Class I		20,064,636
1,983,333		ING Julius Baer Foreign Portfolio - Class I		15,529,499
587,995		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		15,969,937
4,688,634		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		47,542,746
1,402,093		ING Limited Maturity Bond Portfolio - Class I		14,553,730
1,504,617		ING Marsico Growth Portfolio - Class I		15,693,160
1,485,679		ING Marsico International Opportunities Portfolio - Class I		10,518,604
4,207,695		ING PIMCO Core Bond Portfolio - Class I		48,346,414
2,987,652		ING PIMCO High Yield Portfolio - Class I		20,584,920
1,151,725		ING Pioneer Mid Cap Value Portfolio - Class I		7,900,833
3,469,825		ING T. Rowe Price Equity Income Portfolio - Class I		24,739,852
483,449		ING T. Rowe Price Growth Equity Portfolio - Class I		15,818,454
6,200,641		ING UBS U.S. Large Cap Equity Portfolio - Class I		34,289,543
2,169,729		ING Van Kampen Real Estate Portfolio - Class I		21,285,043
2,636,148		ING VP Growth and Income Portfolio - Class I		36,510,654
2,907,777		ING VP Intermediate Bond Portfolio - Class I		31,549,378
1,787,418		ING VP International Value Portfolio - Class I		10,438,522
1,303,881		ING VP MidCap Opportunities Portfolio - Class I		7,966,714
1,610,186		ING VP Small Company Portfolio - Class I		16,230,670
		Total Investments in Affiliated Investment Companies
		(Cost $711,910,841)*	100.1%	$516,529,035
		Other Assets and Liabilities - Net	(0.1)	(338,369)
		Net Assets	100.0%	$516,190,666
	*	Cost for federal income tax purposes is $736,264,113.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,086,313
		Gross Unrealized Depreciation		(221,821,391)
		Net Unrealized Depreciation		$(219,735,078)

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$516,529,035	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$516,529,035	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
6,709,029		ING BlackRock Large Cap Value Portfolio - Class I		$49,579,727
3,342,480		ING Davis New York Venture Portfolio - Class I		36,199,054
2,137,768		ING Global Bond Fund - Class I		23,066,514
5,093,090		ING Global Real Estate Portfolio - Class I		28,317,578
1,208,229		ING JPMorgan Emerging Markets Equity Portfolio - Class I		14,426,258
5,285,947		ING Julius Baer Foreign Portfolio - Class I		41,388,962
1,305,762		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		35,464,499
3,204,294		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		32,491,540
1,868,559		ING Limited Maturity Bond Portfolio - Class I		19,395,643
3,341,607		ING Marsico Growth Portfolio - Class I		34,852,958
3,464,534		ING Marsico International Opportunities Portfolio - Class I		24,528,901
2,875,576		ING PIMCO Core Bond Portfolio - Class I		33,040,372
1,991,786		ING PIMCO High Yield Portfolio - Class I		13,723,406
2,557,868		ING Pioneer Mid Cap Value Portfolio - Class I		17,546,972
7,191,118		ING T. Rowe Price Equity Income Portfolio - Class I		51,272,670
858,899		ING T. Rowe Price Growth Equity Portfolio - Class I		28,103,181
7,836,467		ING UBS U.S. Large Cap Equity Portfolio - Class I		43,335,663
2,561,325		ING Van Kampen Real Estate Portfolio - Class I		25,126,597
3,288,385		ING VP Growth and Income Portfolio - Class I		45,544,134
2,086,666		ING VP Intermediate Bond Portfolio - Class I		22,640,324
4,168,191		ING VP International Value Portfolio - Class I		24,342,237
2,895,536		ING VP MidCap Opportunities Portfolio - Class I		17,691,728
3,576,047		ING VP Small Company Portfolio - Class I		36,046,556
		Total Investments in Affiliated Investment Companies
		(Cost $1,051,596,709)*	100.0%	$698,125,474
		Other Assets and Liabilities - Net	(0.0)	(266,742)
		Net Assets	100.0%	$697,858,732

	*	Cost for federal income tax purposes is $1,077,401,346.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,945,724
		Gross Unrealized Depreciation		(381,221,596)
		Net Unrealized Depreciation		$(379,275,872)

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$698,125,474
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$698,125,474	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,080,857		ING Baron Small Cap Growth Portfolio - Class I		$11,413,854
5,984,880		ING BlackRock Large Cap Value Portfolio - Class I		44,228,266
1,991,793		ING Columbia Small Cap Value II Portfolio - Class I		11,393,058
2,347,823		ING Davis New York Venture Portfolio - Class I		25,426,920
1,669,201		ING Global Bond Fund - Class I		18,010,684
4,067,272		ING Global Real Estate Portfolio - Class I		22,614,033
1,885,824		ING JPMorgan Emerging Markets Equity Portfolio - Class I		22,516,743
4,126,283		ING Julius Baer Foreign Portfolio - Class I		32,308,795
1,019,226		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		27,682,169
1,751,630		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		17,761,524
3,130,258		ING Marsico Growth Portfolio - Class I		32,648,596
3,863,321		ING Marsico International Opportunities Portfolio - Class I		27,352,314
1,571,801		ING PIMCO Core Bond Portfolio - Class I		18,059,993
1,576		ING PIMCO High Yield Portfolio - Class I		15,758
2,795,335		ING Pioneer Mid Cap Value Portfolio - Class I		19,176,000
6,413,827		ING T. Rowe Price Equity Income Portfolio - Class I		45,730,585
838,076		ING T. Rowe Price Growth Equity Portfolio - Class I		27,421,859
4,909,382		ING UBS U.S. Large Cap Equity Portfolio - Class I		27,148,883
1,640,597		ING Van Kampen Real Estate Portfolio - Class I		16,094,261
2,262,903		ING VP Growth and Income Portfolio - Class I		31,341,211
698,398		ING VP Intermediate Bond Portfolio - Class I		7,577,619
4,647,986		ING VP International Value Portfolio - Class I		27,144,236
3,164,224		ING VP MidCap Opportunities Portfolio - Class I		19,333,409
1,674,728		ING VP Small Company Portfolio - Class I		16,881,254
		Total Investments in Affiliated Investment Companies
		(Cost $866,242,595)*	100.1%	$549,282,024
		Other Assets and Liabilities - Net	(0.1)	(557,957)
		Net Assets	100.0%	$548,724,067

	*	Cost for federal income tax purposes is $887,523,798.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,161,999
		Gross Unrealized Depreciation		(339,403,773)
		Net Unrealized Depreciation		$(338,241,774)

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$549,282,024
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$549,282,024	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
629,153		ING Baron Small Cap Growth Portfolio - Class I		$6,643,860
3,484,226		ING BlackRock Large Cap Value Portfolio - Class I		25,748,433
1,159,580		ING Columbia Small Cap Value II Portfolio - Class I		6,632,798
1,366,617		ING Davis New York Venture Portfolio - Class I		14,800,464
2,427,836		ING Global Real Estate Portfolio - Class I		13,498,770
1,372,162		ING JPMorgan Emerging Markets Equity Portfolio - Class I		16,383,618
3,604,257		ING Julius Baer Foreign Portfolio - Class I		28,221,334
712,063		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		19,339,641
583,130		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		5,912,937
1,822,759		ING Marsico Growth Portfolio - Class I		19,011,377
2,699,368		ING Marsico International Opportunities Portfolio - Class I		19,111,530
2,092,684		ING Pioneer Mid Cap Value Portfolio - Class I		14,355,810
4,199,675		ING T. Rowe Price Equity Income Portfolio - Class I		29,943,684
487,967		ING T. Rowe Price Growth Equity Portfolio - Class I		15,966,264
2,686,466		ING UBS U.S. Large Cap Equity Portfolio - Class I		14,856,158
491,406		ING Van Kampen Real Estate Portfolio - Class I		4,820,689
1,227,030		ING VP Growth and Income Portfolio - Class I		16,994,361
3,247,718		ING VP International Value Portfolio - Class I		18,966,674
2,368,535		ING VP MidCap Opportunities Portfolio - Class I		14,471,751
1,625,147		ING VP Small Company Portfolio - Class I		16,381,477
		Total Investments in Affiliated Investment Companies
		(Cost $520,725,797)*	100.2%	$322,061,630
		Other Assets and Liabilities - Net	(0.2)	(511,911)
		Net Assets	100.0%	$321,549,719

	*	Cost for federal income tax purposes is $535,257,601.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$79,932
		Gross Unrealized Depreciation		(213,275,903)
		Net Unrealized Depreciation		$(213,195,971)

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$322,061,630
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$322,061,630	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%
1,983		ING BlackRock Inflation Protected Bond Portfolio - Class I		$19,310
3,667		ING BlackRock Large Cap Value Portfolio - Class I		27,101
2,875		ING Davis New York Venture Portfolio - Class I		31,138
2,931		ING Global Bond Fund - Class I		31,625
3,375		ING Julius Baer Foreign Portfolio - Class I		26,426
749		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		20,353
7,236		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		73,375
5,389		ING Limited Maturity Bond Portfolio - Class I		55,935
1,920		ING Marsico Growth Portfolio - Class I		20,025
2,369		ING Marsico International Opportunities Portfolio - Class I		16,771
6,488		ING PIMCO Core Bond Portfolio - Class I		74,549
2		ING PIMCO High Yield Portfolio - Class I		12
979		ING Pioneer Mid Cap Value Portfolio - Class I		6,718
3,089		ING Real Estate Fund - Class I		19,337
4,906		ING T. Rowe Price Equity Income Portfolio - Class I		34,983
617		ING T. Rowe Price Growth Equity Portfolio - Class I		20,179
6,111		ING UBS U.S. Large Cap Equity Portfolio - Class I		33,794
2,014		ING Van Kampen Real Estate Portfolio - Class I		19,754
2,824		ING VP Growth and Income Portfolio - Class I		39,114
4,298		ING VP Intermediate Bond Portfolio - Class I		46,635
2,850		ING VP International Value Portfolio - Class I		16,644
1,108		ING VP MidCap Opportunities Portfolio - Class I		6,771
1,368		ING VP Small Company Portfolio - Class I		13,791
		Total Investments in Affiliated Investment Companies
		(Cost $681,435)*	100.4%	$654,340
		Other Assets and Liabilities - Net	(0.4)	(2,792)
		Net Assets	100.0%	$651,548

	*	Cost for federal income tax purposes is $725,327.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,692
		Gross Unrealized Depreciation		(76,679)
		Net Unrealized Depreciation		$(70,987)

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$654,340	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$654,340	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,827		ING BlackRock Large Cap Value Portfolio - Class I		$13,499
1,267		ING Davis New York Venture Portfolio - Class I		13,724
984		ING Global Bond Fund - Class I		10,614
2,158		ING Global Real Estate Portfolio - Class I		11,998
191		ING JPMorgan Emerging Markets Equity Portfolio - Class I		2,277
1,683		ING Julius Baer Foreign Portfolio - Class I		13,178
332		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		9,005
1,558		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		15,794
606		ING Limited Maturity Bond Portfolio - Class I		6,295
853		ING Marsico Growth Portfolio - Class I		8,897
943		ING Marsico International Opportunities Portfolio - Class I		6,676
1,394		ING PIMCO Core Bond Portfolio - Class I		16,014
488		ING Pioneer Mid Cap Value Portfolio - Class I		3,347
1,944		ING T. Rowe Price Equity Income Portfolio - Class I		13,863
274		ING T. Rowe Price Growth Equity Portfolio - Class I		8,954
2,857		ING UBS U.S. Large Cap Equity Portfolio - Class I		15,798
776		ING Van Kampen Real Estate Portfolio - Class I		7,611
1,187		ING VP Growth and Income Portfolio - Class I		16,445
967		ING VP Intermediate Bond Portfolio - Class I		10,494
1,136		ING VP International Value Portfolio - Class I		6,632
552		ING VP MidCap Opportunities Portfolio - Class I		3,371
681		ING VP Small Company Portfolio - Class I		6,862
		Total Investments in Affiliated Investment Companies
		(Cost $239,008)*	100.1%	$221,348
		Other Assets and Liabilities - Net	(0.1)	(259)
		Net Assets	100.0%	$221,089

	*	Cost for federal income tax purposes is $263,331.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$990
		Gross Unrealized Depreciation		(42,973)
		Net Unrealized Depreciation		$(41,983)

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$221,348	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$221,348	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
905,838		ING BlackRock Inflation Protected Bond Portfolio - Class I		$8,822,859
615,937		ING Davis New York Venture Portfolio - Class I		6,670,598
803,155		ING Global Bond Fund - Class I		8,666,044
695,281		ING Julius Baer Foreign Portfolio - Class I		5,444,049
2,485,099		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		25,198,902
2,619,665		ING Limited Maturity Bond Portfolio - Class I		27,192,121
520,901		ING Marsico International Opportunities Portfolio - Class I		3,687,976
2,230,441		ING PIMCO Core Bond Portfolio - Class I		25,627,763
785,414		ING PIMCO High Yield Portfolio - Class I		5,411,502
706,742		ING Real Estate Fund - Class I		4,424,203
811,403		ING T. Rowe Price Equity Income Portfolio - Class I		5,785,303
113,001		ING T. Rowe Price Growth Equity Portfolio - Class I		3,697,409
1,707,069		ING UBS U.S. Large Cap Equity Portfolio - Class I		9,440,089
579,943		ING Van Kampen Real Estate Portfolio - Class I		5,689,242
812,261		ING VP Growth and Income Portfolio - Class I		11,249,810
1,645,537		ING VP Intermediate Bond Portfolio - Class I		17,854,080
313,321		ING VP International Value Portfolio - Class I		1,829,796
		Total Investments in Affiliated Investment Companies
		(Cost $215,684,297)*	100.0%	$176,691,746
		Other Assets and Liabilities - Net	(0.0)	(7,059)
		Net Assets	100.0%	$176,684,687

	*	Cost for federal income tax purposes is $226,137,308.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$536,948
		Gross Unrealized Depreciation		(49,982,510)
		Net Unrealized Depreciation		$(49,445,562)

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$176,691,746	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$176,691,746	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.8%
		Advertising: 0.2%
44,200	@	Clear Channel Outdoor Holdings, Inc.	$162,214
38,600		Omnicom Group	903,240
			1,065,454
		Aerospace/Defense: 1.8%
26,400	@	Alliant Techsystems, Inc.	1,768,272
72,700	@@, L	Empresa Brasileira de Aeronautica SA ADR	964,729
88,100		Goodrich Corp.	3,338,109
79,500		Rockwell Collins, Inc.	2,594,880
			8,665,990
		Agriculture: 0.7%
57,600		Lorillard, Inc.	3,556,224
			3,556,224
		Airlines: 0.4%
75,300		Skywest, Inc.	936,732
125,000		Southwest Airlines Co.	791,250
			1,727,982
		Apparel: 0.4%
120,400	@	Coach, Inc.	2,010,680
			2,010,680
		Auto Manufacturers: 0.2%
43,100		Paccar, Inc.	1,110,256
			1,110,256
		Auto Parts & Equipment: 0.2%
80,000		WABCO Holdings, Inc.	984,800
			984,800
		Banks: 1.2%
91,900		Northern Trust Corp.	5,497,458
27,500	@	SVB Financial Group	550,275
			6,047,733
		Beverages: 0.5%
64,500		Brown-Forman Corp.	2,504,535
			2,504,535
		Biotechnology: 3.2%
33,200	@	Alexion Pharmaceuticals, Inc.	1,250,312
47,500	@	Amylin Pharmaceuticals, Inc.	558,125
28,200	@	Biogen Idec, Inc.	1,478,244
54,700	@	Charles River Laboratories International, Inc.	1,488,387
103,000	@	Illumina, Inc.	3,835,720
40,300	@	Life Technologies Corp.	1,308,944
45,100	@	Martek Biosciences Corp.	823,075
22,000	@	Millipore Corp.	1,263,020
35,200	@	Myriad Genetics, Inc.	1,600,544
74,600	@	Vertex Pharmaceuticals, Inc.	2,143,258
			15,749,629
		Chemicals: 3.0%
31,400		Air Products & Chemicals, Inc.	1,766,250
48,800		Albemarle Corp.	1,062,376
23,200		CF Industries Holdings, Inc.	1,650,216
105,500		Ecolab, Inc.	3,664,015
119,400	@	Intrepid Potash, Inc.	2,202,930
36,800		Sherwin-Williams Co.	1,912,496
34,000		Sigma-Aldrich Corp.	1,284,860
45,600		Terra Industries, Inc.	1,280,904
			14,824,047
		Coal: 1.0%
70,900		Arch Coal, Inc.	947,933
49,500		Consol Energy, Inc.	1,249,380
74,200		Foundation Coal Holdings, Inc.	1,064,770
48,800		Massey Energy Co.	493,856
44,400		Peabody Energy Corp.	1,111,776
			4,867,715
		Commercial Services: 8.2%
58,100	@	Apollo Group, Inc. - Class A	4,550,973
55,700		Corporate Executive Board Co.	807,650
77,100		DeVry, Inc.	3,714,678
51,800		Equifax, Inc.	1,266,510
40,800		Global Payments, Inc.	1,363,128
93,400	@	Iron Mountain, Inc.	2,070,678
28,100	@	ITT Educational Services, Inc.	3,411,902
41,600		Manpower, Inc.	1,311,648
39,000		McKesson Corp.	1,366,560
106,800	@	Monster Worldwide, Inc.	870,420
43,200	L	Moody’s Corp.	990,144
27,000	@, @@, L	New Oriental Education & Technology Group ADR	1,356,750
136,600		Paychex, Inc.	3,506,522
126,500	@	Quanta Services, Inc.	2,713,425
160,500	@@, L	Ritchie Brothers Auctioneers, Inc.	2,983,695

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
79,400		Robert Half International, Inc.	$1,415,702
65,300		SEI Investments Co.	797,313
6,100		Strayer Education, Inc.	1,097,207
52,500	@, L	Vistaprint Ltd.	1,443,225
245,800		Western Union Co.	3,089,706
			40,127,836
		Computers: 2.1%
120,600	@	Cognizant Technology Solutions Corp.	2,507,274
53,500		Jack Henry & Associates, Inc.	873,120
62,500	@, @@, L	Logitech International SA	642,500
147,700	@	NetApp, Inc.	2,191,868
117,600	@	Perot Systems Corp.	1,514,688
262,400		Seagate Technology, Inc.	1,577,024
55,800	@	Synopsys, Inc.	1,156,734
			10,463,208
		Cosmetics/Personal Care: 0.8%
209,800		Avon Products, Inc.	4,034,454
			4,034,454
		Distribution/Wholesale: 0.9%
61,500	L	Fastenal Co.	1,977,533
32,900		WW Grainger, Inc.	2,308,922
			4,286,455
		Diversified Financial Services: 2.9%
15,400		Blackrock, Inc.	2,002,616
5,400		CME Group, Inc.	1,330,506
76,000		Eaton Vance Corp.	1,736,600
52,200		Federated Investors, Inc.	1,161,972
20,300		Franklin Resources, Inc.	1,093,561
59,000	@	Interactive Brokers Group, Inc.	951,670
37,200	@	IntercontinentalExchange, Inc.	2,770,284
100,100		Janus Capital Group, Inc.	665,665
50,000	@@	Lazard Ltd.	1,470,000
70,000		OptionsXpress Holdings, Inc.	795,900
			13,978,774
		Electrical Components & Equipment: 0.6%
76,150	W	Ametek, Inc.	2,381,211
25,200	@	General Cable Corp.	499,464
			2,880,675
		Electronics: 3.3%
47,200		Amphenol Corp.	1,344,728
90,900	@	Cogent, Inc.	1,081,710
44,700	@	Cymer, Inc.	995,022
69,300	@	Dolby Laboratories, Inc.	2,363,823
47,600	@	Flir Systems, Inc.	974,848
109,400		Gentex Corp.	1,089,624
48,600	@	II-VI, Inc.	834,948
18,000	@, L	Itron, Inc.	852,300
128,600		Jabil Circuit, Inc.	715,016
15,500	@, @@	Mettler Toledo International, Inc.	795,615
70,600		National Instruments Corp.	1,316,690
109,500	@	Trimble Navigation Ltd.	1,673,160
55,800	@	Waters Corp.	2,061,810
			16,099,294
		Energy - Alternate Sources: 0.6%
10,700	@, L	First Solar, Inc.	1,419,890
206,300	@, L	GT Solar International, Inc.	1,369,832
			2,789,722
		Engineering & Construction: 1.3%
80,000		Fluor Corp.	2,764,000
120,200	@	Foster Wheeler AG	2,099,894
117,700	@	McDermott International, Inc.	1,576,003
			6,439,897
		Entertainment: 0.6%
68,200	@	DreamWorks Animation SKG, Inc.	1,475,848
140,300		International Game Technology	1,293,566
			2,769,414
		Environmental Control: 1.0%
80,200		Republic Services, Inc.	1,375,430
54,400	@	Stericycle, Inc.	2,596,512
40,400	@	Waste Connections, Inc.	1,038,280
			5,010,222
		Food: 1.2%
50,400		Hershey Co.	1,751,400
33,100		JM Smucker Co.	1,233,637
99,100		McCormick & Co., Inc.	2,930,387
			5,915,424
		Healthcare - Products: 6.2%
103,900	@	American Medical Systems Holdings, Inc.	1,158,485
46,300	@, L	Arthrocare Corp.	226,870
48,300		CR Bard, Inc.	3,850,476
58,100		Densply International, Inc.	1,559,985
23,300	@	Edwards Lifesciences Corp.	1,412,679
26,700	@	Gen-Probe, Inc.	1,216,986
52,900	@	Henry Schein, Inc.	2,116,529

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
84,000	@	Hologic, Inc.	$1,099,560
62,100	@, L	Idexx Laboratories, Inc.	2,147,418
19,000	@, L	Intuitive Surgical, Inc.	1,811,840
40,300	@	Masimo Corp.	1,167,894
53,900	@	Patterson Cos., Inc.	1,016,554
85,500	@, @@, L	Qiagen NV	1,364,580
26,800	@	Resmed, Inc.	947,112
131,800	@	St. Jude Medical, Inc.	4,788,294
33,200		Techne Corp.	1,816,372
52,700	@	Varian Medical Systems, Inc.	1,604,188
30,800	@	Zimmer Holdings, Inc.	1,124,200
			30,430,022
		Healthcare - Services: 2.4%
41,800		Cigna Corp.	735,262
22,000	@	Covance, Inc.	783,860
51,750	@	Coventry Health Care, Inc.	669,645
34,400	@	DaVita, Inc.	1,511,880
70,000	@	Health Net, Inc.	1,013,600
37,100	@	Humana, Inc.	967,568
39,000	@	Laboratory Corp. of America Holdings	2,281,110
41,200	@	Lincare Holdings, Inc.	898,160
59,000		Quest Diagnostics	2,801,320
			11,662,405
		Home Builders: 0.6%
33,500		Centex Corp.	251,250
41,000	L	KB Home	540,380
41,700		Lennar Corp.	313,167
46,900		Pulte Homes, Inc.	512,617
65,000	@	Toll Brothers, Inc.	1,180,400
			2,797,814
		Household Products/Wares: 0.5%
49,000		Clorox Co.	2,522,520
			2,522,520
		Insurance: 1.9%
35,100		AON Corp.	1,432,782
28,400	@, @@	Arch Capital Group Ltd.	1,529,624
27,100		Assurant, Inc.	590,238
51,000	@@	Axis Capital Holdings Ltd.	1,149,540
69,500		HCC Insurance Holdings, Inc.	1,750,705
28,000	@@	RenaissanceRe Holdings Ltd.	1,384,320
54,800		WR Berkley Corp.	1,235,740
			9,072,949
		Internet: 3.2%
7,100	@, @@	Baidu.com ADR	1,253,860
41,200	@@, L	Ctrip.com International Ltd. ADR	1,128,880
55,600	@	Digital River, Inc.	1,657,992
180,300	@	Expedia, Inc.	1,637,124
70,200	@	F5 Networks, Inc.	1,470,690
81,300	@	McAfee, Inc.	2,723,550
20,100	@, L	Priceline.com, Inc.	1,583,478
44,700	@, @@, L	Sina Corp.	1,039,275
86,500	@	Symantec Corp.	1,292,310
108,300	@	VeriSign, Inc.	2,043,621
			15,830,780
		Iron/Steel: 0.3%
50,400		Carpenter Technology Corp.	711,648
53,300		Cliffs Natural Resources, Inc.	967,928
			1,679,576
		Leisure Time: 0.2%
46,550	@	WMS Industries, Inc.	973,361
			973,361
		Lodging: 1.1%
64,400		Choice Hotels International, Inc.	1,662,808
134,000		Marriott International, Inc.	2,192,240
63,000		Starwood Hotels & Resorts Worldwide, Inc.	800,100
38,600	@, L	Wynn Resorts Ltd.	770,842
			5,425,990
		Machinery - Construction & Mining: 0.5%
84,500		Joy Global, Inc.	1,799,850
46,600	@	Terex Corp.	431,050
			2,230,900
		Machinery - Diversified: 1.8%
52,400		Cummins, Inc.	1,333,580
27,400		Flowserve Corp.	1,537,688
51,500		Graco, Inc.	879,105
58,500		IDEX Corp.	1,279,395
43,500		Roper Industries, Inc.	1,846,575
29,800		Wabtec Corp.	786,124
55,800	@	Zebra Technologies Corp.	1,061,316
			8,723,783
		Media: 2.1%
76,600		Cablevision Systems Corp.	991,204
28,200	@, @@, L	Central European Media Enterprises Ltd.	323,172
79,000	@, @@	CTC Media, Inc.	360,240

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Media (continued)
99,150	@	Discovery Communications, Inc. - Class C	$1,452,548
50,400	L	Factset Research Systems, Inc.	2,519,496
94,400		McGraw-Hill Cos., Inc.	2,158,928
70,200	@@	Shaw Communications, Inc. - Class B	1,063,530
45,600	@@, L	WPP PLC ADR	1,274,520
			10,143,638
		Metal Fabricate/Hardware: 1.0%
63,200		Precision Castparts Corp.	3,785,680
19,300		Valmont Industries, Inc.	969,053
			4,754,733
		Mining: 0.8%
69,200	@@	Agnico-Eagle Mines Ltd.	3,938,864
			3,938,864
		Miscellaneous Manufacturing: 1.4%
82,500		Donaldson Co., Inc.	2,214,300
40,200		Harsco Corp.	891,234
68,100		ITT Corp.	2,619,807
45,800		Pall Corp.	935,694
			6,661,035
		Oil & Gas: 4.6%
50,600	@	Bill Barrett Corp.	1,125,344
80,300		Cabot Oil & Gas Corp.	1,892,671
143,400	@	Concho Resources, Inc.	3,669,606
30,100	L	Diamond Offshore Drilling	1,892,086
102,800	@	Forest Oil Corp.	1,351,820
67,800	@	Mariner Energy, Inc.	525,450
93,000		Murphy Oil Corp.	4,163,610
137,500	@, @@	Nabors Industries Ltd.	1,373,625
111,900	@	Newfield Exploration Co.	2,540,130
54,950	@	SandRidge Energy, Inc.	362,121
30,100		Sunoco, Inc.	797,048
82,000	@, L	Ultra Petroleum Corp.	2,942,980
			22,636,491
		Oil & Gas Services: 3.3%
33,900		Baker Hughes, Inc.	967,845
114,400		BJ Services Co.	1,138,280
138,100	@	Cameron International Corp.	3,028,533
54,300	@	Complete Production Services, Inc.	167,244
35,900	L	Core Laboratories NV	2,626,444
101,900	@	FMC Technologies, Inc.	3,196,603
38,100	@	Oceaneering International, Inc.	1,404,747
154,100		Smith International, Inc.	3,310,068
121,600	@	Tetra Technologies, Inc.	395,200
			16,234,964
		Pharmaceuticals: 3.1%
111,164		Allergan, Inc.	5,309,193
45,500	@, L	BioMarin Pharmaceuticals, Inc.	561,925
23,400	@, L	Cephalon, Inc.	1,593,540
90,200	@, @@	Elan Corp. PLC ADR	598,928
90,300	@	Express Scripts, Inc.	4,169,151
72,200	@	Mead Johnson Nutrition Co.	2,084,414
92,600	@	Warner Chilcott Ltd.	974,152
			15,291,303
		Pipelines: 0.3%
113,900		Williams Cos., Inc.	1,296,182
			1,296,182
		Retail: 8.5%
43,000		Advance Auto Parts, Inc.	1,766,440
35,600	@	AnnTaylor Stores Corp.	185,120
103,900	@	Bed Bath & Beyond, Inc.	2,571,525
19,400	@	Chipotle Mexican Grill, Inc.	1,111,814
42,100	@	Copart, Inc.	1,248,686
65,400	@	Dick’s Sporting Goods, Inc.	933,258
83,400		Family Dollar Stores, Inc.	2,783,058
41,600		Men’s Wearhouse, Inc.	629,824
55,100	@	O’Reilly Automotive, Inc.	1,929,051
36,600	@, L	Panera Bread Co.	2,045,940
57,500		Petsmart, Inc.	1,205,200
97,200		Ross Stores, Inc.	3,487,536
72,755		Staples, Inc.	1,317,593
155,000	@	Starbucks Corp.	1,722,050
105,400		Tiffany & Co.	2,272,424
86,050	@@	Tim Hortons, Inc.	2,183,089
199,500		TJX Cos., Inc.	5,115,180
36,100	@	Tractor Supply Co.	1,301,766
72,500	@	Urban Outfitters, Inc.	1,186,825
91,700	L	Williams-Sonoma, Inc.	924,336
196,500		Yum! Brands, Inc.	5,399,817
			41,320,532
		Semiconductors: 6.9%
176,100		Altera Corp.	3,090,555
134,500		Analog Devices, Inc.	2,591,815
198,750	@	Broadcom Corp.	3,971,025
63,200	@	Fairchild Semiconductor International, Inc.	235,736

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
103,400	@	Integrated Device Technology, Inc.		$470,470
69,200		Intersil Corp.		795,800
31,800		KLA-Tencor Corp.		636,000
39,000	@	Lam Research Corp.		888,030
103,400		Linear Technology Corp.		2,376,132
267,600	@, @@	Marvell Technology Group Ltd.		2,451,216
82,300		Maxim Integrated Products		1,087,183
81,100	@	MEMC Electronic Materials, Inc.		1,337,339
115,700	L	Microchip Technology, Inc.		2,451,683
89,200		National Semiconductor Corp.		916,084
200,400	@	Nvidia Corp.		1,975,944
135,900	@	ON Semiconductor Corp.		530,010
112,900	@	QLogic Corp.		1,255,448
66,700	@	Silicon Laboratories, Inc.		1,760,880
113,400	@	Teradyne, Inc.		496,692
56,500	@	Varian Semiconductor Equipment Associates, Inc.		1,223,790
156,500		Xilinx, Inc.		2,998,540
				33,540,372
		Software: 5.8%
130,560	@	Activision Blizzard, Inc.		1,365,658
85,400	@	Adobe Systems, Inc.		1,826,706
116,600	@	American Reprographics Co.		412,764
52,000	@	Ansys, Inc.		1,305,200
139,200	@	Autodesk, Inc.		2,339,952
72,600	@	BMC Software, Inc.		2,395,800
47,500	@, @@	Check Point Software Technologies		1,054,975
79,600	@	Citrix Systems, Inc.		1,802,144
38,300		Dun & Bradstreet Corp.		2,949,100
102,400	@	Electronic Arts, Inc.		1,862,656
39,700		Fidelity National Information Services, Inc.		722,540
35,000	@	Fiserv, Inc.		1,276,100
116,700	@	Intuit, Inc.		3,150,900
180,200	@	Red Hat, Inc.		3,214,768
75,600	@	Salesforce.com, Inc.		2,474,388
				28,153,651
		Telecommunications: 4.6%
173,400	@	American Tower Corp.		5,276,562
111,300	@	Crown Castle International Corp.		2,271,633
138,000	@	JDS Uniphase Corp.		448,500
247,200	@	Juniper Networks, Inc.		3,722,832
71,600	@	Leap Wireless International, Inc.		2,496,692
164,700	@	MetroPCS Communications, Inc.		2,813,076
53,300	@	NeuStar, Inc.		892,775
66,600	@	NII Holdings, Inc.		999,000
159,550	@	SBA Communications Corp.		3,717,515
				22,638,585
		Toys/Games/Hobbies: 0.2%
86,300		Mattel, Inc.		995,039
				995,039
		Transportation: 2.2%
81,400		CH Robinson Worldwide, Inc.		3,712,654
132,200		Expeditors International Washington, Inc.		3,739,938
93,900		Landstar System, Inc.		3,142,833
				10,595,425
		Total Common Stock
		(Cost $730,274,763)		487,461,334
SHORT-TERM INVESTMENTS: 7.5%
		Affiliated Mutual Fund: 0.2%
724,805		T. Rowe Price Reserve Investment Fund		724,805
		Total Mutual Fund
		(Cost $724,805)		724,805

Principal Amount				Value
		Securities Lending Collateralcc: 7.3%
$36,365,824		Bank of New York Mellon Corp. Institutional Cash Reserves		$35,888,871
		Total Securities Lending Collateral
		(Cost $36,365,824)		35,888,871
		Total Short-Term Investments
		(Cost $37,090,629)		36,613,676
		Total Investments in Securities
		(Cost $767,365,392)*	107.3%	$524,075,010
		Other Assets and Liabilities - Net	(7.3)	(35,521,528)
		Net Assets	100.0%	$488,553,482

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $768,437,636.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$19,442,310
		Gross Unrealized Depreciation		(263,804,936)
		Net Unrealized Depreciation		$(244,362,626)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$488,186,139	$—
Level 2- Other Significant Observable Inputs	35,888,871	—
Level 3- Significant Unobservable Inputs	—	—
Total	$524,075,010	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.4%
		Aerospace/Defense: 0.8%
83,300		Lockheed Martin Corp.	$5,750,199
			5,750,199
		Apparel: 1.0%
157,200		Nike, Inc.	7,371,108
			7,371,108
		Banks: 1.5%
46,300		Goldman Sachs Group, Inc.	4,908,726
75,000		Northern Trust Corp.	4,486,500
71,326		State Street Corp.	2,195,414
			11,590,640
		Beverages: 2.7%
147,100		Coca-Cola Co.	6,465,045
277,000		PepsiCo, Inc.	14,259,960
			20,725,005
		Biotechnology: 4.5%
91,800	@	Amgen, Inc.	4,545,936
114,858	@	Celgene Corp.	5,099,695
527,800	@	Gilead Sciences, Inc.	24,447,696
			34,093,327
		Chemicals: 2.1%
51,000		Monsanto Co.	4,238,100
175,900		Praxair, Inc.	11,836,311
			16,074,411
		Commercial Services: 5.4%
92,700	@	Apollo Group, Inc. - Class A	7,261,191
262,100		Automatic Data Processing, Inc.	9,215,436
25,300		Mastercard, Inc.	4,237,244
150,700		McKesson Corp.	5,280,528
121,200		Visa, Inc.	6,738,720
698,000		Western Union Co.	8,773,860
			41,506,979
		Computers: 7.2%
396,500	@@	Accenture Ltd.	10,899,785
325,900	@	Apple, Inc.	34,258,608
282,300	@	EMC Corp.	3,218,220
162,200	@, @@	Research In Motion Ltd.	6,985,954
			55,362,567
		Cosmetics/Personal Care: 1.3%
216,480		Procter & Gamble Co.	10,194,043
			10,194,043
		Diversified Financial Services: 1.5%
25,800		Blackrock, Inc.	3,355,032
158,100		Charles Schwab Corp.	2,450,550
62,808		Franklin Resources, Inc.	3,383,467
160,400	@@	Redecard SA	1,943,677
			11,132,726
		Electronics: 0.8%
176,800	@	Dolby Laboratories, Inc.	6,030,648
			6,030,648
		Food: 2.3%
129,556	@@	Groupe Danone	6,304,664
217,100	@@	Nestle SA	7,334,586
164,600		Sysco Corp.	3,752,880
			17,392,130
		Healthcare - Products: 6.3%
126,000		Baxter International, Inc.	6,453,720
118,300		Becton Dickinson & Co.	7,954,492
215,750	@@	Covidien Ltd.	7,171,530
115,700		Densply International, Inc.	3,106,545
5,300	@, L	Intuitive Surgical, Inc.	505,408
437,400		Medtronic, Inc.	12,890,178
164,800	@	St. Jude Medical, Inc.	5,987,184
120,400		Stryker Corp.	4,098,416
			48,167,473
		Healthcare - Services: 1.0%
198,300	@	WellPoint, Inc.	7,529,451
			7,529,451
		Internet: 10.7%
459,400	@	Amazon.com, Inc.	33,738,336
281,540	@	Expedia, Inc.	2,556,383
67,000	@	Google, Inc. - Class A	23,320,020
214,900	@	McAfee, Inc.	7,199,150
34,359	@, L	Priceline.com, Inc.	2,706,802
637,900	@@, L	Tencent Holdings Ltd.	4,720,206
386,720	@	VeriSign, Inc.	7,297,406
			81,538,303

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.4%
95,400		Deere & Co.	$3,135,798
			3,135,798
		Media: 2.1%
453,600		McGraw-Hill Cos., Inc.	10,373,832
367,700	@@	Shaw Communications, Inc. - Class B	5,570,655
			15,944,487
		Mining: 0.7%
13,300	@@	Agnico-Eagle Mines Ltd.	757,036
220,200	@@	BHP Billiton Ltd.	4,866,697
			5,623,733
		Miscellaneous Manufacturing: 3.7%
55,100		3M Co.	2,739,572
476,400		Danaher Corp.	25,830,408
			28,569,980
		Oil & Gas: 4.3%
46,700		Chevron Corp.	3,140,108
94,000		EOG Resources, Inc.	5,147,440
197,338		ExxonMobil Corp.	13,438,718
81,800		Murphy Oil Corp.	3,662,186
6,800		Occidental Petroleum Corp.	385,234
296,500	@@	Petroleo Brasileiro SA ADR	7,264,250
			33,037,936
		Oil & Gas Services: 2.6%
145,300	@	Cameron International Corp.	3,186,429
321,100		Schlumberger Ltd.	13,043,082
170,300		Smith International, Inc.	3,658,044
			19,887,555
		Pharmaceuticals: 9.0%
221,700		Allergan, Inc.	10,588,392
381,000	@, @@	Elan Corp. PLC ADR	2,529,840
221,600	@	Express Scripts, Inc.	10,231,272
570,200	@	Medco Health Solutions, Inc.	23,572,068
83,456	@@	Novo-Nordisk A/S	4,001,371
109,100	@@	Teva Pharmaceutical Industries Ltd. ADR	4,914,955
303,700		Wyeth	13,071,248
			68,909,146
		Retail: 8.1%
72,700	@, L	Autozone, Inc.	11,822,474
159,800		Costco Wholesale Corp.	7,401,936
325,926		CVS Caremark Corp.	8,959,706
102,000	@	Dollar Tree, Inc.	4,544,100
145,200		Lowe’s Cos., Inc.	2,649,900
102,400		McDonald’s Corp.	5,587,968
127,000		TJX Cos., Inc.	3,256,280
220,600		Wal-Mart Stores, Inc.	11,493,260
226,200		Yum! Brands, Inc.	6,215,976
			61,931,600
		Semiconductors: 1.1%
124,800	@	Broadcom Corp.	2,493,504
678,000	@, @@	Marvell Technology Group Ltd.	6,210,480
			8,703,984
		Software: 3.8%
306,000	@	Autodesk, Inc.	5,143,860
136,100	@	Fiserv, Inc.	4,962,206
906,825		Microsoft Corp.	16,658,375
76,100	@	Salesforce.com, Inc.	2,490,753
			29,255,194
		Telecommunications: 9.7%
453,600	@	American Tower Corp.	13,803,048
68,300	@, @@	Bharti Airtel Ltd.	845,263
674,900	@	Cisco Systems, Inc.	11,318,073
677,900	@	Crown Castle International Corp.	13,835,939
311,700	@	Juniper Networks, Inc.	4,694,202
127,700	@	Leap Wireless International, Inc.	4,452,899
414,200	@	MetroPCS Communications, Inc.	7,074,536
456,400		Qualcomm, Inc.	17,758,524
			73,782,484
		Transportation: 1.8%
204,500		Expeditors International Washington, Inc.	5,785,305
28,900		Union Pacific Corp.	1,188,079
136,600		United Parcel Service, Inc. - Class B	6,723,452
			13,696,836
		Total Common Stock
		(Cost $922,235,904)	736,937,743
SHORT-TERM INVESTMENTS: 5.5%
		Affiliated Mutual Fund: 3.2%
24,560,835		T. Rowe Price Reserve Investment Fund	24,560,835
		Total Mutual Fund
		(Cost $24,560,835)	24,560,835

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 2.3%
$17,799,458		Bank of New York Mellon Corp. Institutional Cash Reserves		$17,460,313
		Total Securities Lending Collateral
		(Cost $17,799,458)		17,460,313
		Total Short-Term Investments
		(Cost $42,360,293)		42,021,148
		Total Investments in Securities
		(Cost $964,596,197)*	101.9%	$778,958,891
		Other Assets and Liabilities - Net	(1.9)	(14,302,802)
		Net Assets	100.0%	$764,656,089

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $972,478,580.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$19,378,109
		Gross Unrealized Depreciation		(212,897,798)
		Net Unrealized Depreciation		$(193,519,689)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$733,425,791	$—
Level 2- Other Significant Observable Inputs	45,533,100	—
Level 3- Significant Unobservable Inputs	—	—
Total	$778,958,891	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.8%
		Austria: 1.3%
433,480		Telekom Austria AG	$6,562,408
			6,562,408
		Brazil: 2.4%
148,500		Cia Vale do Rio Doce ADR	1,675,080
277,660		Empresa Brasileira de Aeronautica SA ADR	3,684,548
235,084		Petroleo Brasileiro SA ADR	7,163,009
			12,522,637
		China: 2.3%
989,500		China Shenhua Energy Co., Ltd.	2,232,579
19,866,000		China Telecom Corp., Ltd.	8,205,748
4,728,000		Shanghai Electric Group Co., Ltd.	1,361,837
			11,800,164
		Denmark: 0.7%
76,430	@	Vestas Wind Systems A/S	3,357,583
			3,357,583
		France: 10.8%
116,880		Accor SA	4,067,840
535,409		AXA SA	6,426,232
123,520		Compagnie Generale des Etablissements Michelin	4,578,205
66,470		Electricite de France	2,606,886
340,750		France Telecom SA	7,768,148
50,856		Gaz de France	1,744,090
188,098		Sanofi-Aventis	10,556,301
235,898		Total SA	11,665,044
222,360		Vivendi	5,881,201
			55,293,947
		Germany: 11.4%
194,330		Bayerische Motoren Werke AG	5,582,341
265,130		Celesio AG	4,888,075
443,180		Deutsche Post AG	4,781,236
309,632		E.ON AG	8,644,882
1,048,290	@	Infineon Technologies AG	1,220,672
87,550		Merck KGaA	7,715,869
56,520		Muenchener Rueckversicherungs AG	6,897,226
285,016		SAP AG	10,040,931
132,023		Siemens AG	7,577,465
20,820		Siemens AG ADR	1,186,115
			58,534,812
		Hong Kong: 1.7%
306,300		Cheung Kong Holdings Ltd. ADR	2,649,495
477,500		China Mobile Ltd.	4,159,462
287,000		Hutchison Whampoa Ltd.	1,408,904
84,500		Swire Pacific Ltd.	563,520
			8,781,381
		India: 2.4%
270,952		Housing Development Finance Corp.	7,561,033
327,550		ICICI Bank Ltd. ADR	4,353,140
351,120		Satyam Computer Services Ltd. ADR	551,258
			12,465,431
		Israel: 0.5%
111,120	@	Check Point Software Technologies	2,467,975
			2,467,975
		Italy: 3.7%
569,517		ENI S.p.A.	11,027,150
1,811,188		Intesa Sanpaolo S.p.A.	4,981,649
1,857,978		UniCredito Italiano S.p.A.	3,057,988
			19,066,787
		Japan: 3.5%
143,300		Fuji Photo Film Co., Ltd.	3,154,235
109,000		Konica Minolta Holdings, Inc.	950,108
19,600		Nintendo Co., Ltd.	5,733,624
321,500		Sony Corp.	6,650,060
43,400		Takeda Pharmaceutical Co., Ltd.	1,505,744
			17,993,771
		Netherlands: 6.1%
750		Akzo Nobel NV	28,404
413,715		Koninklijke Philips Electronics NV	6,123,887
34,782		Randstad Holdings NV	590,056
561,233		Reed Elsevier NV	6,005,676
419,380		Royal Dutch Shell PLC - Class B	9,123,519
343,750		SBM Offshore NV	4,571,738
245,390		Unilever NV	4,834,480
			31,277,760
		Norway: 1.2%
1,052,860		Telenor ASA	6,018,796
			6,018,796

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Portugal: 1.3%
854,820		Portugal Telecom SGPS SA	$6,603,454
			6,603,454
		Singapore: 3.0%
1,444,500		DBS Group Holdings Ltd.	8,053,007
542,690	@	Flextronics International Ltd.	1,568,374
3,600,000		Singapore Telecommunications Ltd.	6,000,725
			15,622,106
		South Korea: 3.0%
161,660	@	KB Financial Group, Inc. ADR	3,920,255
10,963		LG Electronics, Inc.	729,400
45,093	#	Samsung Electronics Co., Ltd. GDR	9,258,206
105,740		SK Telecom Co., Ltd. ADR	1,633,683
			15,541,544
		Spain: 4.5%
606,022		Banco Santander Central Hispano SA	4,178,402
199,034		Repsol YPF SA	3,434,335
781,591		Telefonica SA	15,585,992
			23,198,729
		Sweden: 2.0%
729,770		Atlas Copco AB - Class A	5,479,684
1,010,190		Nordea Bank AB	4,890,038
			10,369,722
		Switzerland: 9.9%
19,200		ACE Ltd.	775,680
190,169		Adecco SA	5,942,832
72,250		Lonza Group AG	7,138,430
437,470		Nestle SA	14,779,646
359,706		Novartis AG	13,608,960
8,145		Roche Holding AG	1,117,902
270,321		Swiss Reinsurance	4,416,631
345,432	@	UBS AG - Reg	3,238,510
			51,018,591
		Taiwan: 1.9%
1,271,669		Chinatrust Financial Holding Co., Ltd.	466,459
180,088	#	Compal Electronics, Inc. GDR	645,219
2,534,579		Taiwan Semiconductor Manufacturing Co., Ltd.	3,816,699
541,290		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,844,546
			9,772,923
		United Kingdom: 16.8%
1,075,510		Aviva PLC	3,335,147
1,210,520		BAE Systems PLC	5,805,775
825,960		BP PLC	5,538,356
276,847		British Airways PLC	557,404
556,010		British Sky Broadcasting PLC	3,450,974
1,100,457		Burberry Group PLC	4,438,435
384,346		Cadbury PLC	2,899,111
507,190		Compass Group PLC	2,319,481
777,437		GlaxoSmithKline PLC	12,108,301
1,206,400		HSBC Holdings PLC	6,657,634
2,352,315		Kingfisher PLC	5,042,211
143,800		National Grid PLC	1,104,452
346,370		Pearson PLC	3,483,191
264,350		Rexam PLC	1,021,530
744,550	@	Rolls-Royce Group PLC	3,136,315
2,133		Schroders PLC - Non Voting	20,901
160,523		Smiths Group PLC	1,539,330
448,178		Standard Chartered PLC	5,565,143
1,547,870		Tesco PLC	7,395,314
5,558,776		Vodafone Group PLC	9,691,440
401,247		Wolseley PLC	1,324,637
			86,435,082
		United States: 0.4%
152,240		Invesco Ltd.	2,110,046
			2,110,046
		Total Common Stock
		(Cost $831,731,469)	466,815,649
RIGHTS: 0.2%
		Sweden: 0.2%
7,605,950		Nordea Bank AB	831,413
		Total Rights
		(Cost $1,658,263)	831,413
		Total Long-Term Investments
		(Cost $833,389,732)	467,647,062

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 8.4%
		U.S. Government Agency Obligations: 8.4%
$43,480,000	Z	Federal Home Loan Bank, 0.010%, due 04/01/09		$43,479,988
		Total Short-Term Investments
		(Cost $43,479,988)		43,479,988
		Total Investments in Securities
		(Cost $876,869,720)*	99.4%	$511,127,050
		Other Assets and Liabilities - Net	0.6	2,894,096
		Net Assets	100.0%	$514,021,146

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $878,132,162.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$790,887
		Gross Unrealized Depreciation		(367,795,999)
		Net Unrealized Depreciation		$(367,005,112)

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	2.5%
Airlines	0.1
Apparel	0.9
Auto Manufacturers	1.1
Auto Parts & Equipment	0.9
Banks	8.9
Chemicals	1.4
Coal	0.4
Commercial Services	1.3
Computers	0.1
Distribution/Wholesale	0.3
Diversified Financial Services	2.7
Electric	2.7
Electrical Components & Equipment	0.8
Electronics	1.5
Food	5.8
Food Service	0.5
Holding Companies - Diversified	0.4
Home Furnishings	1.3
Insurance	4.2
Lodging	0.8
Machinery - Construction & Mining	1.1
Machinery - Diversified	0.3
Media	3.7
Mining	0.3
Miscellaneous Manufacturing	2.8
Oil & Gas	9.3
Oil & Gas Services	0.9
Packaging & Containers	0.2
Pharmaceuticals	10.0
Real Estate	0.5
Retail	1.0
Semiconductors	3.7
Software	2.5
Telecommunications	14.1
Toys/Games/Hobbies	1.1
Transportation	0.9
Short-Term Investments	8.4
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$53,496,444	$—
Level 2- Other Significant Observable Inputs	457,630,606	—
Level 3- Significant Unobservable Inputs	—	—
Total	$511,127,050	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.6%
		Aerospace/Defense: 1.4%
94,500		Boeing Co.	$3,362,310
			3,362,310
		Banks: 8.2%
1,627,832		Fifth Third Bancorp.	4,753,269
44,286		Goldman Sachs Group, Inc.	4,695,202
190,570		JPMorgan Chase & Co.	5,065,351
379,100		US Bancorp.	5,538,651
			20,052,473
		Beverages: 2.4%
340,034	@	Dr Pepper Snapple Group, Inc.	5,749,975
			5,749,975
		Biotechnology: 4.1%
215,400	@	Gilead Sciences, Inc.	9,977,328
			9,977,328
		Commercial Services: 3.2%
188,900		Paychex, Inc.	4,849,063
51,600		Visa, Inc.	2,868,960
			7,718,023
		Computers: 8.1%
71,005	@	Apple, Inc.	7,464,046
785,600	@	Dell, Inc.	7,447,488
113,600	@, @@	Research In Motion Ltd.	4,892,752
64,800		Seagate Technology, Inc. - Escrow	1
			19,804,287
		Diversified Financial Services: 2.5%
390,300		Charles Schwab Corp.	6,049,650
			6,049,650
		Electric: 2.9%
104,965		Entergy Corp.	7,147,067
			7,147,067
		Electronics: 2.4%
164,800	@	Thermo Electron Corp.	5,878,416
			5,878,416
		Healthcare - Products: 1.2%
98,410	@	Varian Medical Systems, Inc.	2,995,600
			2,995,600
		Healthcare - Services: 1.1%
168,100	@	Community Health Systems, Inc.	2,578,654
			2,578,654
		Insurance: 6.6%
213,504	@@	ACE Ltd.	8,625,562
188,900		Allstate Corp.	3,617,435
284,232		Hartford Financial Services Group, Inc.	2,231,221
105,700	@@	Swiss Reinsurance	1,726,976
			16,201,194
		Internet: 4.2%
14,000	@	Google, Inc. - Class A	4,872,840
68,662	@, L	Priceline.com, Inc.	5,409,192
			10,282,032
		Leisure Time: 0.7%
127,300	@, L	Life Time Fitness, Inc.	1,598,888
			1,598,888
		Media: 7.5%
532,900		Comcast Corp. – Special Class A	6,858,423
267,800	@, L	DIRECTV Group, Inc.	6,103,162
490,400	@	Dish Network Corp.	5,448,344
			18,409,929
		Oil & Gas: 8.4%
118,400		ConocoPhillips	4,636,544
90,978		Helmerich & Payne, Inc.	2,071,569
291,600		Marathon Oil Corp.	7,666,164
88,800	@@	OAO Gazprom ADR	1,315,827
82,350	@	Transocean, Ltd.	4,845,474
			20,535,578
		Pharmaceuticals: 5.7%
292,975		Eli Lilly & Co.	9,788,295
92,900	@@	Teva Pharmaceutical Industries Ltd. ADR	4,185,145
			13,973,440
		Retail: 0.3%
2,388,500	@, L	Rite Aid Corp.	859,860
			859,860
		Semiconductors: 0.9%
596,102	@	ON Semiconductor Corp.	2,324,798
			2,324,798
		Software: 5.2%
252,379	@	Eclipsys Corp.	2,559,123
549,400		Microsoft Corp.	10,092,476
			12,651,599

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications: 11.6%
306,900	@, @@	Amdocs Ltd.	$5,683,788
300,100		AT&T, Inc.	7,562,520
423,100	@@	China Mobile Ltd.	3,685,588
460,389		Corning, Inc.	6,109,362
239,848	@	Crown Castle International Corp.	4,895,298
458,600	@, L	Level 3 Communications, Inc.	421,912
			28,358,468
		Total Common Stock
		(Cost $311,001,527)	216,509,569
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
25,300		CIT Group, Inc.	460,460
		Total Preferred Stock
		(Cost $1,265,000)	460,460

Principal Amount			Value
CONVERTIBLE BONDS: 3.7%
		Airlines: 0.2%
$694,000	C	JetBlue Airways Corp., 3.750%, due 03/15/35	$607,250
			607,250
		Commercial Services: 1.0%
3,334,000	#	Alliance Data Systems Co., 1.750%, due 08/01/13	2,371,308
			2,371,308
		Diversified Financial Services: 1.1%
3,281,000		NASDAQ OMX Group, Inc./The, 2.500%, due 08/15/13	2,768,344
			2,768,344
		Oil & Gas: 1.0%
3,448,000	C	Chesapeake Energy Corp., 2.250%, due 12/15/38	1,792,960
944,000	C	Chesapeake Energy Corp., 2.750%, due 11/15/35	717,440
			2,510,400
		Telecommunications: 0.4%
1,103,600	#	SBA Communications Corp., 1.875%, due 05/01/13	888,398
			888,398
		Total Convertible Bonds
		(Cost $8,812,773)	9,145,700
CORPORATE BONDS/NOTES: 5.2%
		Banks: 0.9%
2,732,000	C	Fifth Third Capital Trust IV, 6.500%, due 04/15/37	889,343
3,147,000	C	USB Capital IX, 6.189%, due 03/29/49	1,243,515
			2,132,858
		Diversified Financial Services: 3.8%
363,900		CIT Group, Inc., 5.000%, due 02/13/14	208,814
531,500		CIT Group, Inc., 5.000%, due 02/01/15	323,971
1,050,900		CIT Group, Inc., 5.400%, due 01/30/16	630,667
290,900		CIT Group, Inc., 5.850%, due 09/15/16	164,745
4,451,000	C	General Electric Capital Corp., 6.375%, due 11/15/67	2,164,192
3,917,000	#, C	Glen Meadow Pass-Through Trust, 6.505%, due 02/12/67	744,230
1,565,000	C	Goldman Sachs Capital III, 2.031%, due 12/31/49	494,931
5,270,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	2,195,387
4,380,000	C	JP Morgan Chase Capital XXIII, 2.238%, due 05/15/47	1,802,291
1,574,000	C	JPMorgan Chase Capital XXI, 2.120%, due 02/02/37	609,607
			9,338,835
		Insurance: 0.2%
1,282,000	C	Hartford Financial Services Group, Inc., 8.125%, due 06/15/38	411,099
			411,099
		Retail: 0.3%
125,000	C	Rite Aid Corp., 7.500%, due 03/01/17	65,000
1,105,000	C, L	Rite Aid Corp., 10.375%, due 07/15/16	668,525
			733,525
		Total Corporate Bonds/Notes
		(Cost $13,310,993)	12,616,317
		Total Long-Term Investments
		(Cost $334,390,293)	238,732,046

Shares			Value
SHORT-TERM INVESTMENTS: 8.2%
		Affiliated Mutual Fund: 1.8%
4,503,161		ING Institutional Prime Money Market Fund - Class I	$4,503,161
		Total Mutual Fund
		(Cost $4,503,161)	4,503,161

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 6.4%
$15,782,541		Bank of New York Mellon Corp. Institutional Cash Reserves		$15,674,581
		Total Securities Lending Collateral
		(Cost $15,782,541)		15,674,581
		Total Short-Term Investments
		(Cost $20,285,702)		20,177,742
		Total Investments in Securities
		(Cost $354,675,995)*	105.9%	$258,909,788
		Other Assets and Liabilities - Net	(5.9)	(14,476,606)
		Net Assets	100.0%	$244,433,182

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $357,165,475.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,178,008
		Gross Unrealized Depreciation		(103,433,695)
		Net Unrealized Depreciation		$(98,255,687)

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$214,284,338	$—
Level 2- Other Significant Observable Inputs	44,625,450	—
Level 3- Significant Unobservable Inputs	—	—
Total	$258,909,788	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.5%
		Advertising: 1.9%
526,000	@	Interpublic Group of Cos., Inc.	$2,167,120
119,300		Omnicom Group	2,791,620
			4,958,740
		Apparel: 0.5%
82,100	@	Coach, Inc.	1,371,070
			1,371,070
		Auto Manufacturers: 1.7%
174,450		Paccar, Inc.	4,493,832
			4,493,832
		Auto Parts & Equipment: 2.2%
149,800	L	BorgWarner, Inc.	3,040,940
224,500		Johnson Controls, Inc.	2,694,000
			5,734,940
		Banks: 4.9%
171,192		Bank of New York Mellon Corp.	4,836,174
42,200		City National Corp.	1,425,094
210,200		Morgan Stanley	4,786,254
131,100		Wells Fargo & Co.	1,866,864
			12,914,386
		Beverages: 2.7%
47,600	@	Constellation Brands, Inc.	566,440
128,600		PepsiCo, Inc.	6,620,328
			7,186,768
		Biotechnology: 4.3%
79,800	@	Amgen, Inc.	3,951,696
78,200	@	Genzyme Corp.	4,644,298
46,100	@	Millipore Corp.	2,646,601
			11,242,595
		Chemicals: 0.6%
118,300		Celanese Corp.	1,581,671
			1,581,671
		Coal: 1.5%
159,900		Peabody Energy Corp.	4,003,896
			4,003,896
		Commercial Services: 0.5%
55,500		Pharmaceutical Product Development, Inc.	1,316,460
			1,316,460
		Computers: 3.6%
70,900	@	Apple, Inc.	7,453,008
320,700		Seagate Technology, Inc.	1,927,407
71,600		Seagate Technology, Inc. - Escrow	1
			9,380,416
		Diversified Financial Services: 0.7%
303,700		Discover Financial Services	1,916,347
			1,916,347
		Electric: 3.8%
101,200		American Electric Power Co., Inc.	2,556,312
271,400	@	Dynegy, Inc. - Class A	382,674
131,200		Exelon Corp.	5,955,168
79,100		Pepco Holdings, Inc.	987,168
			9,881,322
		Electronics: 0.2%
13,900	@	Waters Corp.	513,605
			513,605
		Food: 0.8%
96,700		Sysco Corp.	2,204,760
			2,204,760
		Gas: 1.8%
99,900		Sempra Energy	4,619,376
			4,619,376
		Healthcare - Products: 6.4%
159,300	@@	Covidien Ltd.	5,295,132
124,000		Johnson & Johnson	6,522,400
113,200		Medtronic, Inc.	3,336,004
44,800	@	Zimmer Holdings, Inc.	1,635,200
			16,788,736
		Healthcare - Services: 0.4%
23,300	@	DaVita, Inc.	1,024,035
			1,024,035
		Household Products/Wares: 0.9%
91,500		Fortune Brands, Inc.	2,246,325
			2,246,325
		Insurance: 3.0%
99,800	@@	ACE Ltd.	4,031,920
60,100		Aflac, Inc.	1,163,536
60,700		Metlife, Inc.	1,382,139
150,600		Principal Financial Group, Inc.	1,231,908
			7,809,503

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Leisure Time: 1.4%
165,500		Carnival Corp.	$3,574,800
			3,574,800
		Media: 3.8%
528,500		Comcast Corp. – Class A	7,208,739
74,400		News Corp. - Class A	492,528
124,800	@	Viacom - Class B	2,169,024
			9,870,291
		Mining: 0.6%
226,000		Alcoa, Inc.	1,658,840
			1,658,840
		Miscellaneous Manufacturing: 5.3%
560,100		General Electric Co.	5,662,611
189,500		Illinois Tool Works, Inc.	5,846,075
109,600		Pall Corp.	2,239,128
			13,747,814
		Oil & Gas: 9.2%
124,500		Anadarko Petroleum Corp.	4,841,805
77,000		Chevron Corp.	5,177,480
33,200		EOG Resources, Inc.	1,818,032
80,300		Hess Corp.	4,352,260
139,800		Marathon Oil Corp.	3,675,342
114,300	@	Ultra Petroleum Corp.	4,102,227
			23,967,146
		Oil & Gas Services: 3.0%
131,700		Baker Hughes, Inc.	3,760,035
266,500		Halliburton Co.	4,122,755
			7,882,790
		Pharmaceuticals: 5.9%
131,000		Allergan, Inc.	6,256,560
101,600	@	Medco Health Solutions, Inc.	4,200,144
360,200		Pfizer, Inc.	4,905,924
			15,362,628
		Pipelines: 0.6%
139,800		Williams Cos., Inc.	1,590,924
			1,590,924
		Retail: 3.7%
153,900		JC Penney Co., Inc.	3,088,773
287,000		Macy’s, Inc.	2,554,300
366,400	@	Starbucks Corp.	4,070,704
			9,713,777
		Semiconductors: 8.6%
12,600		Analog Devices, Inc.	242,802
243,600	@	Broadcom Corp.	4,867,128
678,500		Intel Corp.	10,211,425
128,600		Intersil Corp.	1,478,900
88,100		KLA-Tencor Corp.	1,762,000
295,200	@, @@	Marvell Technology Group Ltd.	2,704,032
119,400		National Semiconductor Corp.	1,226,238
			22,492,525
		Software: 6.0%
165,700	@	Intuit, Inc.	4,473,900
381,200		Microsoft Corp.	7,002,644
172,500	@	VMware, Inc.	4,074,450
			15,550,994
		Telecommunications: 3.1%
209,600		AT&T, Inc.	5,281,920
4,849	@, @@, L	Nortel Networks Corp.	1,091
779,689	@	Sprint Nextel Corp.	2,783,490
			8,066,501
		Transportation: 3.9%
48,600		Burlington Northern Santa Fe Corp.	2,923,290
110,500		FedEx Corp.	4,916,145
82,000		Ryder System, Inc.	2,321,420
			10,160,855
		Total Common Stock
		(Cost $359,416,762)	254,828,668
SHORT-TERM INVESTMENTS: 3.4%
		Affiliated Mutual Fund: 2.2%
5,812,134		ING Institutional Prime Money Market Fund - Class I	5,812,134
		Total Mutual Fund
		(Cost $5,812,134)	5,812,134

Principal Amount			Value
		Securities Lending Collateral(cc): 1.2%
$3,196,041		Bank of New York Mellon Corp. Institutional Cash Reserves	$3,032,291
		Total Securities Lending Collateral
		(Cost $3,196,041)	3,032,291

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Total Short-Term Investments
		(Cost $9,008,175)		$8,844,425
		Total Investments in Securities
		(Cost $368,424,937)*	100.9%	$263,673,093
		Other Assets and Liabilities - Net	(0.9)	(2,421,828)
		Net Assets	100.0%	$261,251,265

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $375,379,321.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,836,643
		Gross Unrealized Depreciation		(116,542,871)
		Net Unrealized Depreciation		$(111,706,228)

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$260,640,802	$—
Level 2- Other Significant Observable Inputs	3,032,291	—
Level 3- Significant Unobservable Inputs	—	—
Total	$263,673,093	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Agriculture: 1.8%
214,900		Altria Group, Inc.	$3,442,698
110,900		Philip Morris International, Inc.	3,945,822
			7,388,520
		Banks: 9.8%
666,121		Bank of America Corp.	4,542,945
499,931		Bank of New York Mellon Corp.	14,123,051
30,400	@@	Barclays PLC ADR	258,400
23,300		Goldman Sachs Group, Inc.	2,470,266
368,200		JPMorgan Chase & Co.	9,786,756
115,300		PNC Financial Services Group, Inc.	3,377,137
149,700		US Bancorp.	2,187,117
305,600		Wells Fargo & Co.	4,351,744
			41,097,416
		Beverages: 2.6%
185,600		Coca-Cola Co.	8,157,120
171,116	@	Dr Pepper Snapple Group, Inc.	2,893,572
			11,050,692
		Chemicals: 1.4%
258,888		EI Du Pont de Nemours & Co.	5,780,969
			5,780,969
		Commercial Services: 0.2%
78,900		Western Union Co.	991,773
			991,773
		Computers: 4.6%
36,700	@	Computer Sciences Corp.	1,352,028
759,293	@	Dell, Inc.	7,198,098
132,600		Hewlett-Packard Co.	4,251,156
68,400		International Business Machines Corp.	6,627,276
			19,428,558
		Electrical Components & Equipment: 0.5%
71,800		Emerson Electric Co.	2,052,044
			2,052,044
		Food: 7.4%
372,087	@@	Cadbury PLC ADR	11,274,236
431,740		Kraft Foods, Inc.	9,623,485
274,000		Sara Lee Corp.	2,213,920
403,700	@@	Unilever NV ADR	7,912,520
			31,024,161
		Forest Products & Paper: 2.4%
1,447,966		International Paper Co.	10,193,681
			10,193,681
		Healthcare - Products: 1.2%
627,600	@	Boston Scientific Corp.	4,989,420
			4,989,420
		Healthcare - Services: 1.1%
102,500		UnitedHealth Group, Inc.	2,145,325
63,200	@	WellPoint, Inc.	2,399,704
			4,545,029
		Household Products/Wares: 0.3%
29,200		Kimberly-Clark Corp.	1,346,412
			1,346,412
		Insurance: 9.9%
51,600		Aflac, Inc.	998,976
1,280	@	Berkshire Hathaway, Inc. - Class B	3,609,600
524,160		Chubb Corp.	22,182,451
174,400		Metlife, Inc.	3,971,088
103,770		Torchmark Corp.	2,721,887
201,205		Travelers Cos., Inc.	8,176,971
			41,660,973
		Internet: 3.4%
831,700	@	eBay, Inc.	10,446,152
496,275	@	Liberty Media Corp. - Interactive - Class A	1,439,198
175,000	@	Yahoo!, Inc.	2,241,750
			14,127,100
		Media: 14.0%
1,325,500		Comcast Corp. – Class A	18,079,819
282,540	@	Liberty Media Corp. - Entertainment	5,636,673
677,900	L	News Corp. - Class B	5,219,830
137,553	@	Time Warner Cable	3,411,326
548,000		Time Warner, Inc.	10,576,400
926,650	@	Viacom - Class B	16,105,177
			59,029,225
		Mining: 1.0%
577,800		Alcoa, Inc.	4,241,052
			4,241,052
		Miscellaneous Manufacturing: 1.0%
416,600		General Electric Co.	4,211,826
			4,211,826

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Oil & Gas: 1.8%
52,000	@@	BP PLC ADR		$2,085,200
49,600		ConocoPhillips		1,942,336
73,000	@@	Total SA ADR		3,581,380
				7,608,916
		Oil & Gas Services: 1.1%
299,400		Halliburton Co.		4,631,718
				4,631,718
		Pharmaceuticals: 14.6%
70,700		Abbott Laboratories		3,372,390
569,900		Bristol-Myers Squibb Co.		12,492,208
264,050		Cardinal Health, Inc.		8,312,294
161,400		Eli Lilly & Co.		5,392,374
58,800	@@	GlaxoSmithKline PLC ADR		1,826,916
615,800		Pfizer, Inc.		8,387,196
87,300	@@	Roche Holding AG ADR		3,003,120
490,200		Schering-Plough Corp.		11,544,210
170,200		Wyeth		7,325,408
				61,656,116
		Retail: 7.5%
182,200		CVS Caremark Corp.		5,008,678
173,000		Home Depot, Inc.		4,075,880
138,700		JC Penney Co., Inc.		2,783,709
199,800		Lowe’s Cos., Inc.		3,646,350
298,100		Macy’s, Inc.		2,653,090
47,400		Target Corp.		1,630,086
227,800		Wal-Mart Stores, Inc.		11,868,380
				31,666,173
		Semiconductors: 2.0%
353,180		Intel Corp.		5,315,359
147,400		KLA-Tencor Corp.		2,948,000
				8,263,359
		Software: 0.7%
153,400		Microsoft Corp.		2,817,958
				2,817,958
		Telecommunications: 6.6%
308,600		AT&T, Inc.		7,776,720
308,200	@	Cisco Systems, Inc.		5,168,514
282,954	@@, L	Telefonaktiebolaget LM Ericsson ADR		2,289,098
423,200		Verizon Communications, Inc.		12,780,640
				28,014,972
		Total Common Stock
		(Cost $618,202,248)		407,818,063

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.3%
		Securities Lending Collateral(cc): 1.3%
$5,797,540		Bank of New York Mellon Corp. Institutional Cash Reserves		$5,604,221
		Total Short-Term Investments
		(Cost $5,797,540)		5,604,221
		Total Investments in Securities
		(Cost $623,999,788)*	98.2%	$413,422,284
		Other Assets and Liabilities - Net	1.8	7,712,860
		Net Assets	100.0%	$421,135,144

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $666,197,366.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,547,843
		Gross Unrealized Depreciation		(255,322,925)
		Net Unrealized Depreciation		$(252,775,082)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$407,818,063	$—
Level 2- Other Significant Observable Inputs	5,604,221	—
Level 3- Significant Unobservable Inputs	—	—
Total	$413,422,284	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 57.7%
		Aerospace/Defense: 0.7%
109,470		Raytheon Co.	$4,262,762
			4,262,762
		Agriculture: 0.5%
92,380		Philip Morris International, Inc.	3,286,880
			3,286,880
		Auto Parts & Equipment: 0.3%
94,300	@@	Autoliv, Inc.	1,751,151
			1,751,151
		Banks: 4.4%
725,703	S	JPMorgan Chase & Co.	19,289,186
278,922		Keycorp	2,195,116
130,951	@@	Mitsubishi UFJ Financial Group, Inc. ADR	644,279
286,800	@@	Mizuho Financial Group, Inc. ADR	1,127,124
132,329		PNC Financial Services Group, Inc.	3,875,916
36,000	@@	Sumitomo Mitsui Financial Group, Inc.	1,267,610
			28,399,231
		Beverages: 0.8%
110,560		Coca-Cola Co.	4,859,112
			4,859,112
		Chemicals: 0.9%
122,270	@@, S	Bayer AG ADR	5,845,729
			5,845,729
		Commercial Services: 0.7%
75,044		Manpower, Inc.	2,366,137
118,400		Robert Half International, Inc.	2,111,072
			4,477,209
		Computers: 1.2%
105,390	@	EMC Corp.	1,201,446
210,086		Hewlett-Packard Co.	6,735,357
			7,936,803
		Cosmetics/Personal Care: 1.3%
160,950		Estee Lauder Cos., Inc.	3,967,418
90,260		Procter & Gamble Co.	4,250,343
			8,217,761
		Diversified Financial Services: 0.9%
369,505		Charles Schwab Corp.	5,727,328
			5,727,328
		Electric: 2.9%
375,478		American Electric Power Co., Inc.	9,484,574
62,562		Entergy Corp.	4,259,847
134,460		FirstEnergy Corp.	5,190,156
			18,934,577
		Electronics: 0.6%
248,300	@	Agilent Technologies, Inc.	3,816,371
			3,816,371
		Food: 3.5%
355,918	@@	Cadbury PLC ADR	10,784,315
605,460	@@, S	Unilever NV ADR	11,867,003
			22,651,318
		Gas: 0.0%
11,000	C	CenterPoint Energy, Inc.	189,750
			189,750
		Healthcare - Products: 1.5%
496,610	@	Boston Scientific Corp.	3,948,050
168,440	@@	Covidien Ltd.	5,598,946
			9,546,996
		Home Furnishings: 0.8%
255,100	@@	Sony Corp. ADR	5,262,713
			5,262,713
		Insurance: 4.8%
179,132		Chubb Corp.	7,580,866
720,088	S	Marsh & McLennan Cos., Inc.	14,581,782
215,837		Travelers Cos., Inc.	8,771,616
			30,934,264
		Internet: 1.4%
596,960	@	eBay, Inc.	7,497,818
78,581	@	Symantec Corp.	1,174,000
			8,671,818
		Leisure Time: 0.3%
136,251		Harley-Davidson, Inc.	1,824,401
			1,824,401

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Media: 4.6%
559,654		Comcast Corp. – Class A	$7,633,681
126,378	@	Time Warner Cable	3,134,179
503,479		Time Warner, Inc.	9,717,138
538,842	@	Viacom - Class B	9,365,074
			29,850,072
		Mining: 2.0%
104,900		Freeport-McMoRan Copper & Gold, Inc.	3,997,739
198,280		Newmont Mining Corp.	8,875,013
			12,872,752
		Miscellaneous Manufacturing: 2.1%
254,200	@@	Ingersoll-Rand Co.	3,507,960
92,040	@@	Siemens AG ADR	5,243,519
239,940	@@	Tyco International Ltd.	4,693,226
			13,444,705
		Oil & Gas: 7.8%
164,000		Anadarko Petroleum Corp.	6,377,960
115,460	@@	BP PLC ADR	4,629,946
60,560		ConocoPhillips	2,371,530
78,450		Devon Energy Corp.	3,505,931
138,270		ExxonMobil Corp.	9,416,187
101,500		Hess Corp.	5,501,300
177,120		Occidental Petroleum Corp.	9,856,728
186,550	@@	Royal Dutch Shell PLC ADR - Class A	8,264,165
			49,923,747
		Oil & Gas Services: 0.7%
114,870		Schlumberger Ltd.	4,666,019
			4,666,019
		Pharmaceuticals: 5.1%
124,780		Abbott Laboratories	5,952,006
399,240		Bristol-Myers Squibb Co.	8,751,341
100,620		Cardinal Health, Inc.	3,167,518
214,640	@@	Roche Holding AG ADR	7,383,616
312,480		Schering-Plough Corp.	7,358,904
			32,613,385
		Retail: 3.5%
415,554		Home Depot, Inc.	9,790,452
299,830		Macy’s, Inc.	2,668,487
283,400	@	Starbucks Corp.	3,148,574
138,720	S	Wal-Mart Stores, Inc.	7,227,312
			22,834,825
		Semiconductors: 1.7%
182,100	@@	ASML Holding NV	3,188,571
355,857		Intel Corp.	5,355,648
108,840	@	Lam Research Corp.	2,478,287
12	@	Macrovision Solutions Corp.	213
			11,022,719
		Software: 0.0%
32		CA, Inc.	564
			564
		Telecommunications: 2.7%
394,580	@	Cisco Systems, Inc.	6,617,107
364,781		Verizon Communications, Inc.	11,016,386
			17,633,493
		Total Common Stock
		(Cost $472,511,576)	371,458,455
PREFERRED STOCK: 2.3%
		Agriculture: 0.3%
45,000		Archer-Daniels-Midland Co.	1,652,850
			1,652,850
		Banks: 0.3%
23,944		Keycorp	1,712,714
			1,712,714
		Diversified Financial Services: 0.2%
35,000	P	Omnicare, Inc.	1,168,125
			1,168,125
		Healthcare - Services: 0.1%
1,700	#	Healthsouth Corp.	727,175
			727,175
		Household Products/Wares: 0.1%
26,425		Avery Dennison Corp.	667,231
			667,231
		Housewares: 0.1%
46,000	P	Newell Financial Trust I	865,375
			865,375

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Mining: 0.8%
5,713		Freeport-McMoRan Copper & Gold, Inc.	$5,200,258
			5,200,258
		Pipelines: 0.4%
107,000	P	El Paso Energy Capital Trust I	2,675,000
			2,675,000
		Total Preferred Stock
		(Cost $19,048,852)	14,668,728

Principal Amount			Value
CONVERTIBLE BONDS: 9.3%
		Advertising: 0.6%
$1,778,000	C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$1,306,830
1,833,000	#, C	Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	1,241,858
1,453,000	C, Z	Omnicom Group, 0.100%, due 07/31/32	1,418,491
			3,967,179
		Aerospace/Defense: 0.5%
3,625,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	3,511,719
			3,511,719
		Airlines: 0.0%
496,000	C	UAL Corp., 4.500%, due 06/30/21	163,878
			163,878
		Auto Parts & Equipment: 0.1%
527,000		Johnson Controls, Inc., 6.500%, due 09/30/12	666,655
			666,655
		Banks: 0.0%
108,000		National City Corp., 4.000%, due 02/01/11	98,955
			98,955
		Biotechnology: 2.0%
8,000,000	#	Amgen, Inc., 0.375%, due 02/01/13	7,320,000
2,550,000	C	Life Technologies Corp., 1.500%, due 02/15/24	2,285,438
725,000	C	Life Technologies Corp., 3.250%, due 06/15/25	696,000
2,941,000	C	Millipore Corp., 3.750%, due 06/01/26	2,742,483
			13,043,921
		Computers: 1.0%
1,264,000		Cadence Design Systems, Inc., 1.375%, due 12/15/11	929,040
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	638,000
2,522,000	C	DST Systems, Inc., 4.125%, due 08/15/23	2,471,560
1,417,000	#	NetApp, Inc., 1.750%, due 06/01/13	1,184,966
2,548,000		SanDisk Corp., 1.000%, due 05/15/13	1,541,540
			6,765,106
		Environmental Control: 0.2%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,068,120
			1,068,120
		Healthcare - Products: 0.5%
1,402,000	C	Affymetrix, Inc., 3.500%, due 01/15/38	743,060
2,436,000		Medtronic, Inc., 1.500%, due 04/15/11	2,305,065
			3,048,125
		Housewares: 0.1%
368,000		Newell Rubbermaid, Inc., 5.500%, due 03/15/14	408,020
			408,020
		Internet: 0.3%
1,683,000		Symantec Corp., 0.750%, due 06/15/11	1,664,066
			1,664,066
		Media: 0.3%
1,477,100	C	Liberty Media Corp., 3.125%, due 03/30/23	1,153,984
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	526,894
			1,680,878
		Mining: 0.1%
300,000		Alcoa, Inc., 5.250%, due 03/15/14	397,875
365,000		Newmont Mining Corp., 3.000%, due 02/15/12	452,144
			850,019
		Miscellaneous Manufacturing: 0.4%
3,750,000	C	3M Co., 1.070%, due 11/21/32	2,910,938
			2,910,938
		Oil & Gas Services: 0.2%
974,000	C	Cameron International Corp., 2.500%, due 06/15/26	1,008,090
			1,008,090
		Packaging & Containers: 0.5%
3,400,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	3,183,250
			3,183,250
		Pharmaceuticals: 1.9%
3,400,000		Mylan, Inc., 1.250%, due 03/15/12	2,928,250
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	2,567,400
6,930,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	6,713,438
			12,209,088

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Semiconductors: 0.3%
$2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	$1,642,200
			1,642,200
		Telecommunications: 0.3%
2,000,000	#, C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,237,500
1,928,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	908,570
			2,146,070
		Total Convertible Bonds
		(Cost $68,302,844)	60,036,277
CORPORATE BONDS/NOTES: 9.4%
		Aerospace/Defense: 0.0%
175,000	C	Boeing Co., 6.000%, due 03/15/19	180,075
			180,075
		Agriculture: 0.2%
160,000		Altria Group, Inc., 9.250%, due 08/06/19	171,359
290,000	C	Archer-Daniels-Midland Co., 5.450%, due 03/15/18	290,703
210,000	@@, #, C	BAT International Finance PLC, 9.500%, due 11/15/18	238,985
495,000		Philip Morris International, Inc., 5.650%, due 05/16/18	492,702
			1,193,749
		Airlines: 0.0%
414,702		America West Airlines, Inc., 7.100%, due 04/02/21	263,336
			263,336
		Auto Manufacturers: 0.1%
325,000	@@	Daimler Finance NA, LLC, 7.750%, due 01/18/11	320,629
90,000	C	Paccar, Inc., 6.875%, due 02/15/14	93,830
			414,459
		Banks: 1.3%
1,045,000		Bank of America Corp., 5.650%, due 05/01/18	873,282
615,000		Bank of America Corp., 5.750%, due 12/01/17	517,307
270,000		Bank of New York Mellon Corp., 4.500%, due 04/01/13	267,809
275,000		Bank of New York Mellon Corp., 5.125%, due 08/27/13	281,740
575,000		Citigroup, Inc., 6.125%, due 11/21/17	499,328
545,000		Citigroup, Inc., 6.125%, due 05/15/18	471,194
150,000	@@	Credit Suisse New York, 5.000%, due 05/15/13	145,075
1,245,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,139,107
465,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	315,262
465,000	@@, #	HBOS PLC, 6.750%, due 05/21/18	359,268
930,000		JPMorgan Chase & Co., 4.750%, due 05/01/13	902,289
305,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	308,597
500,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	509,914
320,000		Popular North America, Inc., 5.650%, due 04/15/09	319,651
305,000	@@	UBS AG, 5.875%, due 12/20/17	262,756
560,000	C	Wachovia Capital Trust III, 5.800%, due 03/29/49	201,668
985,000		Wells Fargo & Co., 5.625%, due 12/11/17	900,225
			8,274,472
		Beverages: 0.2%
330,000	#, C	Anheuser-Busch Cos., Inc., 7.200%, due 01/15/14	346,141
315,000	C	Coca-Cola Co., 4.875%, due 03/15/19	318,950
210,000	@@, C	Diageo Capital PLC, 5.750%, due 10/23/17	214,434
120,000	@@, C	Diageo Capital PLC, 7.375%, due 01/15/14	131,979
415,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	353,681
			1,365,185
		Biotechnology: 0.1%
160,000	C	Amgen, Inc., 5.700%, due 02/01/19	162,809
425,000	C	Amgen, Inc., 5.850%, due 06/01/17	435,903
255,000	C	Biogen Idec, Inc., 6.875%, due 03/01/18	242,927
			841,639
		Chemicals: 0.0%
215,000	C	EI Du Pont de Nemours & Co., 6.000%, due 07/15/18	216,268
80,000	C	Monsanto Co., 5.125%, due 04/15/18	80,921
			297,189
		Commercial Services: 0.1%
350,000	#	President and Fellows of Harvard College, 6.000%, due 01/15/19	377,211
145,000	C	Western Union Co., 6.500%, due 02/26/14	147,995
			525,206
		Computers: 0.1%
250,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	253,019
110,000	C	Hewlett-Packard Co., 5.500%, due 03/01/18	112,995
260,000	C	International Business Machines Corp., 7.625%, due 10/15/18	298,789
			664,803
		Cosmetics/Personal Care: 0.1%
40,000	C	Procter & Gamble Co., 4.600%, due 01/15/14	42,378
410,000	C	Procter & Gamble Co., 4.700%, due 02/15/19	414,368
50,000	C	Procter & Gamble Co., 5.550%, due 03/05/37	51,109
			507,855

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services: 1.1%
$1,000,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	$762,647
550,000		American Express Credit Corp., 7.300%, due 08/20/13	511,004
50,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	51,720
120,000	@@	BP Capital Markets PLC, 3.875%, due 03/10/15	120,519
290,000	@@	BP Capital Markets PLC, 4.750%, due 03/10/19	285,870
125,000		Caterpillar Financial Services Corp., 4.900%, due 08/15/13	119,092
190,000		Credit Suisse First Boston USA, Inc., 5.125%, due 08/15/15	176,544
475,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	288,803
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	246,018
390,000		General Electric Capital Corp., 5.625%, due 09/15/17	342,373
1,170,000		General Electric Capital Corp., 5.625%, due 05/01/18	1,019,075
260,000	#, C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	168,948
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	158,396
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	129,751
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	691,095
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	47,170
305,000		John Deere Capital Corp., 5.750%, due 09/10/18	290,146
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	77,157
430,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	336,824
345,000		NYSE Euronext, 4.800%, due 06/28/13	344,936
200,000	@@, #, C	Pearson Dollar Finance PLC, 6.250%, due 05/06/18	174,040
355,000	@@, #, C	Two-Rock Pass-through Trust, 2.168%, due 02/11/50	515
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	583,102
			6,925,745
		Electric: 0.9%
150,000	C	Alabama Power Co., 5.800%, due 11/15/13	161,252
335,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	349,481
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	109,364
280,000	C	Detroit Edison Co., 6.125%, due 10/01/10	288,412
440,000	@@, #, C	E.ON International Finance BV, 5.800%, due 04/30/18	433,554
420,000	@@, #	Electricite de France, 6.500%, due 01/26/19	433,442
225,000	C	FPL Group Capital, Inc., 6.000%, due 03/01/19	230,712
105,000	C	Georgia Power Co., 6.000%, due 11/01/13	113,916
235,000	C	Nisource Finance Corp., 1.821%, due 11/23/09	224,247
250,000	C	Nisource Finance Corp., 6.800%, due 01/15/19	201,240
295,000	C	Ohio Edison Co., 6.400%, due 07/15/16	281,586
295,000	C	Ohio Power Co., 6.000%, due 06/01/16	284,005
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,337,735
265,000	C	Peco Energy Co., 5.350%, due 03/01/18	257,477
200,000	C	PPL Energy Supply, LLC, 6.300%, due 07/15/13	200,325
30,000	C	Public Service Co. of Colorado, 5.800%, due 08/01/18	31,630
175,000	C	Public Service Co. of Colorado, 6.500%, due 08/01/38	188,388
185,000	C	Union Electric Co., 6.700%, due 02/01/19	176,526
395,000		Virginia Electric and Power Co., 8.875%, due 11/15/38	484,349
			5,787,641
		Electrical Components & Equipment: 0.1%
175,000	C	Emerson Electric Co., 4.875%, due 10/15/19	177,304
280,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	265,085
			442,389
		Electronics: 0.0%
295,000	@@, C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	290,521
			290,521
		Food: 0.2%
155,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	150,282
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	203,693
60,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	63,929
235,000	@@, C	Delhaize Group, 5.875%, due 02/01/14	235,173
180,000	C	General Mills, Inc., 5.250%, due 08/15/13	186,117
10,000		Kraft Foods, Inc., 6.125%, due 02/01/18	10,040
65,000		Kraft Foods, Inc., 6.750%, due 02/19/14	70,347
300,000		Kraft Foods, Inc., 6.875%, due 01/26/39	295,475
145,000		Kraft Foods, Inc., 7.000%, due 08/11/37	144,186
160,000	C	Kroger Co., 5.000%, due 04/15/13	160,721
60,000	C	Kroger Co., 6.400%, due 08/15/17	61,694
			1,581,657
		Healthcare - Products: 0.0%
100,000	C	Baxter International, Inc., 5.375%, due 06/01/18	102,982
			102,982
		Healthcare - Services: 0.4%
2,544,000	C	LifePoint Hospitals, Inc., 3.500%, due 05/15/14	1,818,960
490,000	#, C	Roche Holdings, Inc., 6.000%, due 03/01/19	505,278
265,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	255,031
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	95,481
55,000	C	Wellpoint, Inc., 7.000%, due 02/15/19	55,127
			2,729,877
		Insurance: 0.3%
185,000	C	Ace INA Holdings, Inc., 5.600%, due 05/15/15	172,690

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Insurance (continued)
$660,000	C	Berkshire Hathaway Finance, 5.400%, due 05/15/18	$656,737
295,000	#, C	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	80,050
75,000	C	Chubb Corp., 5.750%, due 05/15/18	74,186
300,000	C	Metlife, Inc., 6.817%, due 08/15/18	257,987
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	235,214
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	130,316
135,000		Prudential Financial, Inc., 6.625%, due 12/01/37	73,212
235,000	C	Travelers Cos., Inc., 5.800%, due 05/15/18	228,410
			1,908,802
		Iron/Steel: 0.0%
355,000	@@, C	ArcelorMittal, 6.125%, due 06/01/18	257,235
			257,235
		Media: 0.5%
955,000	C	Comcast Corp., 5.700%, due 05/15/18	897,299
105,000	C	Comcast Corp., 6.500%, due 01/15/17	104,098
190,000	@@, C	Grupo Televisa SA, 6.000%, due 05/15/18	173,098
255,000	#, C	News America, Inc., 6.900%, due 03/01/19	238,351
565,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	531,255
120,000	C	Time Warner Cable, Inc., 8.250%, due 04/01/19	123,524
310,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	329,714
575,000	C	Time Warner, Inc., 5.875%, due 11/15/16	545,007
275,000	C	Viacom, Inc., 6.875%, due 04/30/36	201,145
365,000	@@, #, C	Vivendi, 6.625%, due 04/04/18	335,174
			3,478,665
		Mining: 0.0%
185,000	@@, C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	162,175
			162,175
		Miscellaneous Manufacturing: 0.2%
285,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	293,488
530,000		General Electric Co., 5.250%, due 12/06/17	490,982
230,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	235,483
270,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	264,356
			1,284,309
		Office/Business Equipment: 0.0%
250,000	C	Xerox Corp., 6.350%, due 05/15/18	186,546
			186,546
		Oil & Gas: 0.5%
60,000	C	Apache Corp., 6.900%, due 09/15/18	65,546
300,000	C	Chevron Corp., 4.950%, due 03/03/19	307,194
510,000	C	ConocoPhillips, 5.200%, due 05/15/18	505,774
205,000	C	ConocoPhillips, 5.750%, due 02/01/19	206,743
285,000	C	Devon Financing Corp. ULC, 7.875%, due 09/30/31	291,985
200,000	@@, C	EnCana Corp., 5.900%, due 12/01/17	189,078
100,000	C	Equitable Resources, Inc., 6.500%, due 04/01/18	88,396
55,000	@@, C	Petro-Canada, 6.050%, due 05/15/18	47,374
355,000	C	Questar Market Resources, Inc., 6.800%, due 04/01/18	318,280
250,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	235,928
350,000	C	Valero Energy Corp., 3.500%, due 04/01/09	349,976
395,000	C	XTO Energy, Inc., 5.500%, due 06/15/18	367,538
			2,973,812
		Oil & Gas Services: 0.0%
220,000	@@, C	Weatherford International Ltd., 6.000%, due 03/15/18	179,830
			179,830
		Pharmaceuticals: 0.7%
1,487,000	C	Allergan, Inc., 1.500%, due 04/01/26	1,553,915
80,000	@@, C	AstraZeneca PLC, 5.900%, due 09/15/17	84,848
235,000	@@, C	AstraZeneca PLC, 6.450%, due 09/15/37	244,569
205,000	C	Bristol-Myers Squibb Co., 5.450%, due 05/01/18	210,678
265,000	C	Bristol-Myers Squibb Co., 6.125%, due 05/01/38	265,342
365,000	C	GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	375,048
80,000	C	GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	81,057
265,000	C	Medco Health Solutions, Inc., 7.125%, due 03/15/18	263,432
295,000	C	Novartis Capital Corp., 4.125%, due 02/10/14	301,789
755,000	C	Pfizer, Inc., 6.200%, due 03/15/19	806,120
40,000	C	Wyeth, 5.450%, due 04/01/17	40,090
60,000	C	Wyeth, 5.500%, due 02/15/16	61,112
			4,288,000
		Pipelines: 0.2%
135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	89,532
90,000	C	CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	92,223
270,000	C	Enterprise Products Operating L.P., 6.500%, due 01/31/19	248,524
230,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	209,756
485,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	351,906
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	196,733
			1,188,674
		Real Estate: 0.1%
430,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	357,141
			357,141

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Retail: 0.5%
$130,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	$136,424
85,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	83,022
416,871	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	314,081
430,000	C	Home Depot, Inc., 5.400%, due 03/01/16	387,068
75,000	C	McDonald’s Corp., 5.000%, due 02/01/19	78,157
415,000	C	McDonald’s Corp., 5.700%, due 02/01/39	403,641
15,000	C	McDonald’s Corp., 6.300%, due 10/15/37	15,413
290,000	C	Walgreen Co., 5.250%, due 01/15/19	291,407
330,000		Wal-Mart Stores, Inc., 4.125%, due 02/01/19	319,885
470,000		Wal-Mart Stores, Inc., 4.250%, due 04/15/13	494,768
10,000		Wal-Mart Stores, Inc., 6.200%, due 04/15/38	10,142
115,000	C	Yum! Brands, Inc., 6.250%, due 03/15/18	107,410
245,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	261,510
			2,902,928
		Savings & Loans: 0.2%
480,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	475,603
830,000		Sovereign Bancorp., Inc., 1.457%, due 03/23/10	758,403
			1,234,006
		Semiconductors: 0.3%
230,000	C	Kla-Tencor Corp., 6.900%, due 05/01/18	182,090
1,927,000	#, C	Linear Technology Corp., 3.000%, due 05/01/27	1,604,228
			1,786,318
		Software: 0.1%
375,000	C	Oracle Corp., 5.750%, due 04/15/18	392,046
			392,046
		Telecommunications: 0.8%
245,000	C	AT&T Corp., 8.000%, due 11/15/31	266,839
270,000	C	AT&T, Inc., 6.150%, due 09/15/34	237,261
840,000	C	AT&T, Inc., 6.300%, due 01/15/38	739,880
325,000		Cisco Systems, Inc., 4.950%, due 02/15/19	320,373
70,000	C	Cisco Systems, Inc., 5.900%, due 02/15/39	64,532
245,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	262,386
170,000	@@, C	France Telecom SA, 8.500%, due 03/01/31	214,934
360,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	354,589
55,000	@@, C	Telecom Italia Capital SA, 4.875%, due 10/01/10	53,835
185,000	@@, C	Telecom Italia Capital SA, 6.999%, due 06/04/18	167,955
550,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	606,482
800,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	763,170
315,000	C	Verizon Communications, Inc., 6.350%, due 04/01/19	311,769
230,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	265,070
75,000	#, C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	75,141
205,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	203,493
			4,907,709
		Transportation: 0.1%
80,000	@@, C	Canadian National Railway Co., 5.550%, due 05/15/18	82,002
95,000	@@, C	Canadian National Railway Co., 5.550%, due 03/01/19	97,834
65,000	#, C	Norfolk Southern Corp., 5.750%, due 01/15/16	65,400
170,000	C	Union Pacific Corp., 6.125%, due 02/15/20	165,794
330,000	C	Union Pacific Corp., 7.875%, due 01/15/19	364,561
			775,591
		Total Corporate Bonds/Notes
		(Cost $65,850,135)	60,652,567
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.2%
		Federal Home Loan Mortgage Corporation##: 1.0%
2,150,000		6.250%, due 07/15/32	2,741,265
2,900,000		6.750%, due 03/15/31	3,880,641
			6,621,906
		Federal National Mortgage Association##: 0.2%
975,000		6.625%, due 11/15/30	1,283,551
			1,283,551
		Other U.S. Agency Obligations: 0.0%
145,000	C	Pacificorp, 5.500%, due 01/15/19	148,727
			148,727
		Total U.S. Government Agency Obligations
		(Cost $6,982,791)	8,054,184
U.S. TREASURY OBLIGATIONS: 11.0%
		U.S. Treasury Bonds: 1.8%
1,634,000		2.750%, due 02/15/19	1,643,449
1,740,000		3.500%, due 02/15/39	1,719,891
1,160,000		4.000%, due 08/15/18	1,289,413
6,200,000		5.750%, due 08/15/10	6,642,965
			11,295,718

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		U.S. Treasury Notes: 8.9%
$3,000,000		0.875%, due 12/31/10		$3,006,447
2,000,000		1.750%, due 01/31/14		2,014,226
4,000,000		1.875%, due 02/28/14		4,045,012
6,200,000		2.000%, due 02/28/10		6,279,924
21,120,000		2.750%, due 02/28/13-10/31/13		22,280,683
5,000		4.125%, due 08/31/12		5,477
12,475,000		4.500%, due 02/28/11		13,354,101
6,100,000		5.125%, due 06/30/11		6,689,986
				57,675,856
		U.S. Treasury STRIP: 0.3%
3,100,000	^, Z	5.260%, due 05/15/25		1,666,529
				1,666,529
		Total U.S. Treasury Obligations
		(Cost $68,228,636)		70,638,103
ASSET-BACKED SECURITIES: 0.4%
		Automobile Asset-Backed Securities: 0.4%
632,444	C	Capital Auto Receivables Asset Trust, 0.616%, due 07/15/10		607,354
606,896	C	Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11		607,729
164,083	C	Capital One Auto Finance Trust, 5.070%, due 07/15/11		160,702
408,573	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10		410,263
375,285	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12		368,148
529,169	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12		518,061
				2,672,257
		Other Asset-Backed Securities: 0.0%
116,378	C	CIT Equipment Collateral, 5.070%, due 02/20/10		116,303
				116,303
		Total Asset-Backed Securities
		(Cost $2,832,510)		2,788,560
OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
960,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17		962,400
295,000	#	Korea Railroad Corp., 5.375%, due 05/15/13		258,590
430,000	C	Mexico Government International Bond, 5.625%, due 01/15/17		422,690
		Total Other Bonds
		(Cost $1,657,625)		1,643,680
		Total Investments in Securities
		(Cost $705,414,969)*	91.6%	$589,940,554
		Other Assets and Liabilities - Net	8.4	54,392,300
		Net Assets	100.0%	$644,332,854

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $708,521,138.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$15,981,003
		Gross Unrealized Depreciation		(134,561,587)
		Net Unrealized Depreciation		$(118,580,584)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$370,001,095	$257,711
Level 2- Other Significant Observable Inputs	219,676,123	—
Level 3- Significant Unobservable Inputs	263,336	—
Total	$589,940,554	$257,711

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$257,115	$—
Net Purchases/(Sales)	—	—
Accrued Discounts/(Premiums)	(401)	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	6,622	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$263,336	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$257,711	Equity Contracts	$—

Total	$257,711		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Van Kampen Equity and Income Portfolio Open Futures Contracts on March 31, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation
Long Contracts
S&P 500 E-Mini	245	06/19/09	$257,711
			$257,711

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009